UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811‑23564
Name of Fund: BlackRock Capital Allocation Term Trust (BCAT)
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Allocation Term Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800) 882‑0052, Option 4
Date of fiscal year end: 12/31/2026
Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock Capital Allocation Term Trust (BCAT)
BlackRock ESG Capital Allocation Term Trust (ECAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Capital Allocation Term Trust’s (BCAT) and BlackRock ESG Capital Allocation Term Trust’s (ECAT) (collectively, the “Trusts” or individually, a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2026
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BCAT	$ 0.138606	$ —	$ —	$ 1.417284	$ 1.555890	9%	— %	— %	91%	100%
ECAT	0.098530	0.020186	0.359952	1.172292	1.650960	6	1	22	71	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.
Section 19(b) Disclosure
Each Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”).  In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis:
Trust Name	Amount Per Common Share
BCAT	$ 0.257900
ECAT	0.273310
The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholders should not draw any conclusions about  a Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.
The Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BCAT’s prospectus for a more complete description of the Trust’s risks.

2026 BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.
Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Consolidated Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

2026 BlackRock Semi-Annual Report to Shareholders

Option Over-Writing Strategy
Overview
In general, the goal of each of the Trusts is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue these goals primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options in an effort to generate current gains from option premiums and to enhance each Trust’s risk-adjusted return. Each Trust’s objectives cannot be achieved in all market conditions.
Each Trust primarily writes single stock covered call options and may also from time to time write single stock put options. When writing (selling) a covered call option, a Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”) within an agreed-upon time period. The Trust receives cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trust. During the option term, the counterparty may elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust is obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trust realizes gains equal to the premiums received. Alternatively, an option may be closed out by an offsetting purchase or sale of an option prior to expiration.  The Trust realizes a capital gain from a closing purchase or sale transaction if the premium paid is less than the premium received from writing the option. The Trust realizes a capital loss from a closing purchase or sale transaction if the premium received is less than the premium paid to purchase the option.
Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by a Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty may result in a sale below the current market value and a gain or loss being realized by the Trust; and limiting the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. The premium that a Trust receives from writing a covered call option may not be sufficient to offset the potential appreciation on the underlying equity security above the strike price of the option that could have otherwise been realized by the Trust. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.
Option Over-Writing Strategy Illustration
To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option expires and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.
Each Trust intends to write covered call and other options to varying degrees depending upon market conditions. Please refer to each Trust’s Consolidated Schedule of Investments and the Notes to Consolidated Financial Statements for details of written options.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Option Over-Writing Strategy / Derivative Financial Instruments

Trust Summary as of June 30, 2026

BlackRock Capital Allocation Term Trust (BCAT)
Investment Objective
BlackRock Capital Allocation Term Trust’s (BCAT) (the “Trust”) investment objectives are to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust invests in a portfolio of equity and debt securities. Generally, the Trust’s portfolio will include both equity and debt securities. At any given time, however, the Trust may emphasize either debt securities or equity securities. The Trust utilizes an option writing (selling) strategy in an effort to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BCAT
Initial Offering Date	September 28, 2020
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($15.93)(a)	19.43%
Current Monthly Distribution per Common Share(b)	$0.257900
Current Annualized Distribution per Common Share(b)	$3.094800

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on June 5, 2026, was decreased to $0.254230 per share. The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 15.93	$ 14.16	12.50%	$ 16.07	$ 13.87
Net Asset Value	14.90	15.23	(2.17)	15.60	14.01
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception(a)
Trust at NAV(b)(c)(d)	8.53%	17.56%	6.54%	7.91%
Trust at Market Price(b)(c)	24.80	30.09	7.91	9.17
Custom Reference Benchmark(e)	5.23	12.42	5.82	7.34
MSCI World Index (Net)(f)	9.69	21.34	11.47	14.86
Bloomberg U.S. Aggregate Bond Index(g)	0.62	3.79	0.08	(0.10)

(a)	BCAT commenced operations on September 28, 2020.
(b)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published as of June 30, 2026.

(e)	A Customized Reference Benchmark comprised of MSCI World Index (Net) (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(f)	An index that captures large- and mid-cap representation across certain developed markets countries.
(g)	A broad-based flagship benchmark that measures the investment grade, USD-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Due to the nature of the Trust’s mandate, performance is reviewed on an absolute return basis. The Trust has an unconstrained approach (i.e., flexibility to invest across all equity and fixed- income asset classes, spanning public and private markets). As such, the Trust is not managed specifically to a benchmark. The index returns listed above are for reference purposes only. Performance information below is expressed on a contribution to return basis.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock Capital Allocation Term Trust (BCAT)
In equities, positioning in the information technology and communication services sectors made the largest contribution to performance. In fixed income, positioning in credit—most notably high yield bonds and bank loans—had a positive impact on results. Positioning in securitized debt also contributed.
Positioning in healthcare, financials, consumer discretionary, materials, energy, and industrials negatively impacted performance in equities. In fixed income, positioning in interest rate derivatives detracted. A position in an exchange-traded trust that tracks the price of gold detracted, as well.
The Trust used derivatives, which may include options, futures, swaps, and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Trust also used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. In the aggregate, the Trust’s use of derivatives modestly detracted from performance.
Private investments comprised approximately 11.7% of the Trust’s total assets at the close of the period. The Trust’s holdings in this area made a small contribution.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust’s allocation to equities declined by 2.7 percentage points, with reduced weightings in the financials, consumer discretionary, and consumer staples sectors. Its weightings in industrials, communication services, and energy increased. The allocation to fixed income fell by 4.7 percentage points, with the largest reductions in high yield bonds and securitized debt, particularly collateralized loan obligations, as well as in interest rate derivatives. Its weighting in investment-grade corporate bonds increased. The Trust’s allocation to cash rose as a result of these changes.
Describe portfolio positioning at period end.
The Trust had a 54% allocation to equities at the close of the period. It had holdings across all sectors, with the largest absolute weightings in information technology, financials, industrials, communication services, consumer discretionary, and healthcare. The Trust used options as an additional source of income. As of June 30, 2026, the Trust had sold options on approximately 9.0% of its equity positions.
The Trust finished the period with a weighting of 38% in fixed income, comprised predominately of high yield bonds, agency mortgage-backed securities, and securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)(b)
Uniform Mortgage-Backed Securities, 3.50%, 07/13/56	4.8%
Micron Technology, Inc.	2.8
Alphabet, Inc.	2.4
NVIDIA Corp.	2.3
Uniform Mortgage-Backed Securities, 4.50%, 07/13/56	2.3
SpaceX	2.2
Apple, Inc.	2.1
Amazon.com, Inc.	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Uniform Mortgage-Backed Securities, 5.50%, 07/13/56	1.5

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)(b)
United States	78.3%
United Kingdom	3.7
Netherlands	2.0
Taiwan	1.8
France	1.8
Canada	1.7
China	1.1
Germany	1.1
Italy	1.1
Ireland	1.0
Other#	6.4

(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.
Trust Summary

Trust Summary as of June 30, 2026

BlackRock ESG Capital Allocation Term Trust (ECAT)
Investment Objective
BlackRock ESG Capital Allocation Term Trust’s (ECAT) (the “Trust”) investment objectives are to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust will invest in a portfolio of equity and debt securities. Generally, the Trust’s portfolio will include both equity and debt securities. At any given time, however, the Trust may emphasize either debt securities or equity securities. In addition, the Trust may invest without limit in “junk bonds,” corporate loans and distressed securities. The Trust will invest at least 80% of its total assets in securities that, in the investment adviser’s assessment, meet certain environmental, social and governance (“ESG”) criteria. The Trust utilizes an option writing (selling) strategy in an effort to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	ECAT
Initial Offering Date	September 27, 2021
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($15.72)(a)	20.86%
Current Monthly Distribution per Common Share(b)	$0.273310
Current Annualized Distribution per Common Share(b)	$3.279720

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on June 5, 2026, was decreased to $0.268770 per share. The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 15.72	$ 15.38	2.21%	$ 15.97	$ 13.38
Net Asset Value	15.81	16.17	(2.23)	16.56	14.19
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	Since Inception(a)
Trust at NAV(b)(c)	8.91%	17.29%	9.57%
Trust at Market Price(b)(c)	13.86	21.12	9.43
Custom Reference Benchmark(d)	6.58	15.06	7.48
MSCI World Index (Net)(e)	9.69	21.34	11.42
Bloomberg U.S. Aggregate Bond Index(f)	0.62	3.79	0.02

(a)	ECAT commenced operations on September 27, 2021.
(b)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)	A Customized Reference Benchmark comprised of MSCI World Index (Net) (65%) and Bloomberg U.S. Aggregate Bond Index (35%).
(e)	An index that captures large- and mid-cap representation across certain developed markets countries.
(f)	A broad-based flagship benchmark that measures the investment grade, USD-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Due to the nature of the Trust’s mandate, performance is reviewed on an absolute return basis. The Trust has an unconstrained approach (i.e., the flexibility to invest across all equity and fixed-income asset classes, spanning public and private markets) with ESG considerations. As such, the Trust is not managed specifically to a benchmark. The index returns listed above are for reference purposes only. Performance information below is expressed on a contribution to return basis.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock ESG Capital Allocation Term Trust (ECAT)
In equities, positioning in the information technology sector was the primary contributor to the Trust’s absolute return. In fixed income, positioning in credit—particularly high yield bonds and loans—contributed.
Positioning in the healthcare, financials, consumer discretionary, materials, energy, and industrials sectors negatively impacted performance in equities. Within fixed income, positioning in interest rate derivatives detracted from returns. A position in an exchange-traded trust that tracks the price of gold detracted, as well.
The Trust used derivatives, which may include options, futures, swaps, and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. In the aggregate, the use of derivatives contributed to performance.
Private investments comprised approximately 5.0% of the Trust’s total assets at the close of the period. The Trust’s holdings in this area made a small contribution.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust’s allocation to equities rose by 2.3 percentage points, with increased weightings in the information technology and industrials sectors. Its weightings in financials and healthcare declined. The allocation to fixed income fell by 4.0 percentage points, with the largest reductions in investment-grade corporates, high yield bonds, securitized assets, and interest rate derivatives. Its weighting in agency mortgaged-backed securities (MBS) increased. The Trust’s allocation to cash rose as a result of these changes.
Describe portfolio positioning at period end.
The Trust had a 77% weighting in equities at the close of the period. It had holdings across all sectors, with the largest absolute weightings in information technology, financials, healthcare, industrials, communication services, and consumer discretionary. The Trust used options as an additional source of income. As of June 30, 2026, the team had sold options on approximately 6.0% of its equity positions.
The Trust finished the period with a weighting of 28% in fixed income, comprised predominately of high yield bonds, agency MBS, and securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)(b)
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Apple, Inc.	3.0
Micron Technology, Inc.	2.8
Eli Lilly & Co.	2.5
ASML Holding NV	2.4
Uniform Mortgage-Backed Securities, 4.50%, 07/13/56	2.4
Microsoft Corp.	2.0
Uniform Mortgage-Backed Securities, 3.50%, 07/13/56	1.9

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)(b)
United States	78.1%
France	3.3
Taiwan	3.3
Netherlands	3.1
United Kingdom	2.9
Germany	1.4
Italy	1.3
South Korea	1.1
Other#	5.5

(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.
Trust Summary

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.7%
Apidos CLO XXXVII, Series 2021-37A, Class E, (3- mo. CME Term SOFR + 6.56%), 10.23%, 10/22/34	USD	250	$ 253,231
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class ER, (3-mo. CME Term SOFR + 5.10%), 8.77%, 04/15/39		1,250	1,212,015
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	730,312
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37		750	750,526
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 7.24%, 07/20/34		1,250	1,206,723
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 7.68%, 07/14/34		500	500,000
OCP CLO Ltd., Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.78%, 07/20/37		500	500,502
Regatta XX Funding Ltd., Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 01/15/38		1,500	1,468,079
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 7.29%, 07/20/34		250	241,165
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 6.82%, 07/25/37		500	501,634
Whitebox CLO I Ltd., Series 2019-1A, Class SUB, 0.00%, 01/24/37		1,000	524,250
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37		1,750	1,753,806
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35		500	499,981
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.32%, 10/15/35		500	492,929
			10,635,153
Ireland(a) — 1.0%
1988 Asset Management Euro CLO 1 DAC, Series 1X, Class D, 04/15/40(c)(d)	EUR	140	159,964
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.48%, 11/15/37(c)		300	343,559
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.57%, 04/25/39(c)		350	405,743
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 5.47%, 07/25/39(c)		160	184,251
Arcano Euro CLO IV DAC, Series 4X, Class D, 01/17/39(c)(d)		270	308,502
ARES European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 5.24%, 04/20/32(b)		875	1,006,369
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 5.70%, 01/15/38(c)		430	492,483
Arini European CLO X DAC, Series 10X, Class D, 07/15/40(c)(d)		190	217,094
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.00%, 04/15/38(c)		160	183,510
Blackthorn Park CLO DAC, Series 1X, Class D, 10/15/39(c)(d)		240	274,224
Security		Par (000)	Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X, Class D, (3- mo. EURIBOR + 3.25%), 5.42%, 10/25/37(c)	EUR	350	$ 399,924
CIFC European Funding CLO III DAC, Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39(c)		100	113,857
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.62%, 01/23/38(c)		290	330,137
CVC Cordatus Loan Fund, 05/20/40(d)		120	137,112
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class DR, (3-mo. EURIBOR + 3.40%), 5.70%, 09/23/38(b)		2,300	2,637,020
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 5.08%, 08/15/33(c)		700	794,548
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.30%), 5.54%, 10/20/38(c)		210	243,419
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.30%, 01/15/38(c)		220	253,042
Henley CLO XVI DAC, 04/25/39(d)		350	399,910
Henley CLO XVII DAC, Series 17X, Class D, (3-mo. EURIBOR + 3.05%), 5.37%, 07/25/39(c)		232	267,071
Invesco Euro CLO V DAC, Series 5A, Class D, (3-mo. EURIBOR + 3.80%), 6.00%, 01/15/34(b)		3,150	3,595,468
Newbridge Park CLO DAC, Series 1X, Class D, (3- mo. EURIBOR + 2.50%), 4.70%, 04/15/40(c)		200	226,357
OCP Euro CLO DAC, Series 2017-2X, Class DRR, (3-mo. EURIBOR + 3.15%), 5.44%, 04/15/37(c)		150	171,390
Palmer Square European CLO DAC, Series 2026-2X, Class D, 08/15/39(c)(d)		100	114,260
Palmer Square European Loan Funding DAC(c)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.43%, 05/15/34		250	287,391
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.33%, 05/15/34		220	252,931
Penta CLO DAC(c)
Series 2023-14X, Class DRR, (3-mo. EURIBOR + 2.90%), 5.38%, 04/20/40		200	229,665
Series 2024-17X, Class DR, (3-mo. EURIBOR + 2.60%), 4.88%, 02/15/39		170	193,825
Prodigy Finance DAC(b)
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 7.51%, 07/25/51	USD	45	44,205
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 9.66%, 07/25/51		44	44,444
Providus CLO XIV DAC, Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40(c)	EUR	100	114,284
Sculptor European CLO VIII DAC, Series 8X, Class DR, (3-mo. EURIBOR + 2.95%), 5.13%, 01/17/39(c)		140	159,910
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.70%, 07/15/38(c)		190	217,702
Silver Point Euro CLO 2 DAC, Series 2X, Class D, 01/15/39(c)(d)		140	159,964
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.50%, 08/25/38(c)		170	196,174

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Texas Debt Capital Euro CLO DAC, Series 2024-1X, Class DR, (3-mo. EURIBOR + 3.00%), 5.29%, 07/16/40(c)	EUR	220	$ 251,372
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.65%, 01/15/38(c)		320	370,471
			15,781,552
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	267	368,609
United States — 1.8%
Ajax Mortgage Loan Trust(b)
Series 2021-G, Class A, 5.88%, 06/25/61(a)	USD	2,868	2,870,002
Series 2021-G, Class B, 6.75%, 06/25/61(a)		760	756,796
Series 2021-G, Class C, 0.00%, 06/25/61		1,258	1,309,011
Citigroup Mortgage Loan Trust(a)
Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.31%), 3.96%, 05/25/37		3,749	2,541,556
Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.28%), 3.93%, 07/25/45		2,720	1,965,805
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(b)		118	111,177
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(b)(e)		5	1,114,840
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)		2,398	2,371,299
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		2,830	2,824,596
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(b)		2,320	2,223,885
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,368,106
Series 2021-BA, Class E, 4.68%, 11/20/36		540	506,116
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,511,667
Series 2021-BA, Class D, 4.75%, 04/20/62		340	304,290
Series 2021-CA, Class D, 4.44%, 04/20/62		110	97,332
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(e)		4,780	4,732,200
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	380,507
SMB Private Education Loan Trust(b)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,186	1,048,905
Series 2021-A, Class D2, 3.86%, 01/15/53		647	572,734
Series 2021-C, Class D, 3.93%, 01/15/53		260	232,047
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. Term SOFR + 1.91%), 5.56%, 05/25/35(a)		182	181,323
			29,024,194
Total Asset-Backed Securities — 3.5% (Cost: $61,269,993)			55,809,508

	Shares
Common Stocks
Canada — 1.1%
Algoma Steel Group, Inc.	178,901	724,549
Cameco Corp.	86,536	8,814,557
Security	Shares	Value
Canada (continued)
Cenovus Energy, Inc.	120,181	$ 2,981,691
Methanex Corp.	15,690	724,093
Suncor Energy, Inc.	71,261	3,833,749
		17,078,639
Chile — 0.0%
Wom New Holdco(e)(f)	599	8,985
China — 0.5%
Alibaba Group Holding Ltd., ADR	2,883	276,710
BYD Co. Ltd., Class H	248,982	2,307,046
Contemporary Amperex Technology Co. Ltd., Class H	4,853	437,154
Tencent Holdings Ltd.	89,626	4,945,791
		7,966,701
Denmark — 0.2%
DSV A/S	14,873	3,539,079
France — 1.1%
Airbus SE	16,557	3,683,794
Arkema SA	18,724	1,181,110
EssilorLuxottica SA	1,560	292,924
Hermes International SCA	1,213	2,218,206
LVMH Moet Hennessy Louis Vuitton SE	2,212	1,223,369
Schneider Electric SE	4,048	1,324,609
Societe Generale SA	71,513	6,329,623
TotalEnergies SE	4,115	318,194
		16,571,829
Germany — 0.4%
Innio NV(f)	7,866	311,100
Rheinmetall AG	248	282,170
Siemens AG, Class N, Registered Shares	6,266	2,014,563
Siemens Energy AG(f)	19,803	3,775,273
		6,383,106
Hong Kong — 0.1%
AIA Group Ltd.	223,855	2,049,444
India — 0.4%
Lenskart Solutions Ltd.(f)	277,911	1,513,599
LG Electronics India Ltd.(f)	30,208	496,239
Mahindra & Mahindra Ltd.	62,012	2,016,927
SBI Life Insurance Co. Ltd.(b)	77,921	1,454,404
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(e)(f)(g)	2,279	—
		5,481,169
Israel — 0.0%
Deep Instinct Ltd.(e)(f)	66,096	3,966
Italy — 0.9%
Intesa Sanpaolo SpA	108,822	747,965
UniCredit SpA	145,117	13,005,202
		13,753,167
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.	134,831	2,686,228
Luxembourg — 0.0%
New Kleo Holdco(e)(f)	33,237	56,965
Macau — 0.0%
Wynn Macau Ltd.	391,268	252,408
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 1.8%
ABN AMRO Bank NV	55,703	$ 2,369,150
ASML Holding NV	10,376	20,546,300
ING Groep NV	175,298	5,531,230
		28,446,680
South Korea — 0.9%
Samsung Electronics Co. Ltd.	46,521	10,322,876
SK Hynix, Inc.	2,594	4,577,326
		14,900,202
Spain — 0.0%
CaixaBank SA	36,670	519,547
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253), Preference Shares(e)(f)(g)	2,732	—
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	36,406	2,872,079
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,332	27,857,613
		30,729,692
United Kingdom — 2.8%
AstraZeneca PLC	29,912	5,584,696
BAE Systems PLC	300,970	7,375,759
British American Tobacco PLC	74,149	4,588,560
Compass Group PLC	98,166	3,171,678
Dpc Holdings Ltd.(f)	2,425	118,971
Genius Sports Ltd.(f)	140,437	851,048
National Grid PLC	363,297	5,992,120
RELX PLC	102,767	3,247,931
Rolls-Royce Holdings PLC	310,723	5,956,447
Shell PLC	199,302	7,719,501
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(e)(f)(g)	1,235	289,719
		44,896,430
United States — 49.8%
AbbVie, Inc.	29,281	7,368,271
Advanced Micro Devices, Inc.(f)	15,161	8,807,177
Alphabet, Inc., Class C	114,494	40,454,165
Amazon.com, Inc.(f)(h)	134,269	32,001,673
AMC Global Media, Inc., Class A(f)	9,801	97,814
APA Corp.	58,368	1,901,046
Apple, Inc.(h)	123,488	35,732,487
Applied Aerospace & Defense, Inc.(f)	97,294	2,216,357
AppLovin Corp., Class A(f)	1,688	869,708
Arista Networks, Inc.(f)	14,025	2,382,567
Bank of America Corp.	175,518	10,001,016
Boeing Co.(f)	61,000	13,204,670
Booking Holdings, Inc.	7,813	1,392,589
Boston Scientific Corp.(f)	36,069	1,539,425
BP PLC	165,843	1,022,213
Broadcom, Inc.(h)	54,114	20,441,564
Cadence Design Systems, Inc.(f)	7,619	2,859,563
Caesars Entertainment, Inc.(f)	19,728	595,391
Capital One Financial Corp.	16,749	3,360,184
Caresyntax, Inc.(e)(f)	15,359	—
Carrier Global Corp.	3,927	288,045
Caterpillar, Inc.	7,011	7,466,014
Century Communities, Inc.	15,990	1,145,843
Cerebras Systems, Inc., Class A(f)	5,081	1,122,901
Cheniere Energy, Inc.	8,413	2,010,791
Cisco Systems, Inc.	79,643	9,354,867
Citigroup, Inc.	88,436	12,377,503
Security	Shares	Value
United States (continued)
Citizens Financial Group, Inc.	73,452	$ 5,146,782
Coinbase Global, Inc., Class A(f)	1,596	233,319
CoreWeave, Inc., Class A(f)	5,582	555,632
Costco Wholesale Corp.	10,852	10,151,720
CRH PLC	33,787	3,615,209
Crowdstrike Holdings, Inc., Class A(f)	1,428	1,089,764
Crown PropTech Acquisitions(e)(f)	84,264	66,810
Crown PropTech Acquisitions, Class A(f)	29,568	350,085
CSX Corp.	112,501	5,347,173
D.R. Horton, Inc.	22,281	3,629,129
Datadog, Inc., Class A(f)	14,647	3,813,493
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 03/31/22, Cost: $0)(f)(g)(i)	— (j)	3,967,310
Delta Air Lines, Inc.	63,999	5,994,146
EagleRock Land LLC, Class A(f)	45,221	960,946
EchoStar Corp., Class A(f)	46,117	4,680,876
Edwards Lifesciences Corp.(f)	31,328	2,833,931
Eli Lilly & Co.	19,582	23,487,238
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(e)(f)(g)	2,824	1,244,960
EQT Corp.	51,465	2,736,394
Estee Lauder Cos., Inc., Class A	35,076	2,769,250
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $1,482,935)(e)(f)(g)	2,532	937
Exxon Mobil Corp.	53,318	7,289,637
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(e)(f)(g)	126,282	12,392,053
Fervo Energy Co., Class A(f)	120,010	3,507,892
Fifth Third Bancorp	108,254	6,102,278
First Citizens BancShares, Inc., Class A	351	730,357
First Horizon Corp.	36,567	937,578
First Solar, Inc.(f)	1,464	345,445
Flagstar Bank N.A.	209,364	3,127,898
Flyr AS, Series D X, Preference Shares(e)(f)	421,209	4
Formentera Partners Fund II LP(e)(f)(i)	— (j)	3,482,866
Fox Corp., Class B	13,505	632,574
Freeport-McMoRan, Inc.	123,318	7,755,469
Freewire Equity(e)(f)	45	—
GE Vernova, Inc.	7,023	8,251,042
General Electric Co.	23,051	8,614,850
Gilead Sciences, Inc.	19,469	2,459,713
Goldman Sachs Group, Inc.	7,953	8,043,426
Hawkeye 360, Inc., (Acquired 07/07/23, Cost: $4,537,833)(f)(g)	590,871	11,947,412
Hilton Worldwide Holdings, Inc.	13,659	4,513,753
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(g)	2,660,000	1,835,400
Home Depot, Inc.	14,410	5,082,119
Honeywell Aerospace, Inc.(f)	4,560	1,008,125
Honeywell International, Inc.	4,560	1,020,984
Intel Corp.(f)	57,169	7,982,507
Intuitive Surgical, Inc.(f)	8,247	3,279,667
Johnson & Johnson	23,849	6,056,931
JPMorgan Chase & Co.	24,606	8,054,282
KB Home	8,345	522,314
Keysight Technologies, Inc.(f)	2,570	899,680
KLA Corp.	1,637	493,899
Lam Research Corp.	14,623	6,336,585
Latch, Inc.(f)	142,273	27,032
Live Nation Entertainment, Inc.(f)	28,708	5,256,722
Lumentum Holdings, Inc.(f)	2,308	1,980,402
Marathon Petroleum Corp.	3,528	902,004

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Marsh & McLennan Cos., Inc.	41,790	$ 6,965,139
Marvell Technology, Inc.	4,936	1,470,385
Mastercard, Inc., Class A	15,762	8,095,363
McDonald’s Corp.	11,547	3,121,270
McKesson Corp.	5,044	3,811,246
Merck & Co., Inc.	38,517	4,949,435
Meritage Homes Corp.	12,647	1,060,451
Meta Platforms, Inc., Class A	19,258	10,847,839
Micron Technology, Inc.	40,679	46,955,362
Microsoft Corp.	63,901	23,836,351
MongoDB, Inc., Class A(f)	7,296	2,450,726
Mythic AI, Inc., (Acquired 01/26/21, Cost: $560,518)(e)(f)(g)	816	—
Netflix, Inc.(f)	31,392	2,241,389
NextEra Energy, Inc.	103,941	9,122,902
NVIDIA Corp.	191,500	38,317,235
OpenAI, Series C(e)(f)	1,184	814,221
Oracle Corp.	16,896	2,476,109
Palantir Technologies, Inc., Class A(f)	16,775	1,957,139
Palladyne AI Corp.(f)	7,517	45,703
Palo Alto Networks, Inc.(f)	6,730	2,295,065
Paramount Skydance Corp., Class B	3,734	36,817
Parker-Hannifin Corp.	5,085	4,973,740
PBF Energy, Inc., Class A	18,408	837,932
PepsiCo, Inc.	18,305	2,478,497
PG&E Corp.	53,734	903,806
Philip Morris International, Inc.	24,547	4,440,798
Playstudios, Inc., Class A(f)	226,924	113,235
Progressive Corp.	15,310	3,344,470
Quest Diagnostics, Inc.	2,341	496,175
QXO, Inc.(f)	19,226	332,225
Relativity Space, Inc.(e)(f)	496	511
Roche Holding AG	8,647	3,554,663
Rockwell Automation, Inc.	6,381	3,159,105
Ross Stores, Inc.	3,096	658,984
Rotor Acquisition Corp.(f)	3,978	24,187
RSA Security LLC(e)(f)	3,803	—
RSA Security LLC, Preference Shares(e)(f)	178,088	1
Sarcos Technology & Robotics Corp.(f)	160,743	977,318
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	1,742,396
Six Flags Entertainment Corp.(f)	28,907	615,719
SM Energy Co.	45,092	1,176,901
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(e)(f)(g)	12,621	366,009
Snowflake, Inc., Class A(f)	8,434	2,146,453
Solaris Energy Infrastructure, Inc., Class A	20,185	1,624,085
Sonder Holdings, Inc., Class A(f)	37,498	—
Source Global PBC(e)(f)	4,622	370
SpaceX, Class A(f)	212,875	36,371,823
Starbucks Corp.	22,410	2,290,078
Stryker Corp.	13,152	4,140,776
Synopsys, Inc.(f)	942	420,198
Targa Resources Corp.	9,917	2,659,144
Tesla, Inc.(f)	20,284	8,531,450
Texas Instruments, Inc.	7,488	2,231,948
Thermo Fisher Scientific, Inc.	10,509	5,268,792
TJX Cos., Inc.	55,255	8,371,133
Trane Technologies PLC	14,431	7,087,930
Uber Technologies, Inc.(f)	17,966	1,296,427
Union Pacific Corp.	15,562	4,232,864
United Airlines Holdings, Inc.(f)	21,220	2,885,708
Security	Shares	Value
United States (continued)
UnitedHealth Group, Inc.	8,482	$ 3,525,374
Valero Energy Corp.	14,546	3,788,360
Verizon Communications, Inc.	26,800	1,134,712
Vertex Pharmaceuticals, Inc.(f)	9,155	4,547,563
Vertiv Holdings Co., Class A	26,791	8,970,163
Vistance Networks, Inc.	147,299	1,882,481
Vistra Corp.	25,044	3,972,730
Walmart, Inc.	71,938	8,147,698
Walt Disney Co.	71,687	6,899,874
Wealthfront Corp.(f)	55,831	499,129
Williams Cos., Inc.	91,917	6,833,110
Zeitview, Series E3, Preference Shares(e)(f)	664,755	505,147
Zoom Communications, Inc., Class A(f)	983	84,843
		784,979,030
Total Common Stocks — 62.2% (Cost: $619,445,670)		980,303,267

		Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.25%, 01/22/31(b)	USD	350	350,333
Argentina(b) — 0.0%
Telecom Argentina SA, 9.25%, 05/28/33		93	99,654
Vista Energy Argentina SAU, 8.50%, 06/10/33		51	54,407
			154,061
Australia — 0.5%
AGL Energy Ltd., 5.77%, 09/30/35(c)	AUD	200	134,835
APA Infrastructure Ltd.
6.42%, 04/28/36		250	176,850
(3-Month BBSW + 2.00%), 6.37%, 04/28/56(a)		200	139,315
Cdc Data Centres Australia Pty. Ltd., (3-Month BBSW + 2.40%), 6.87%, 06/12/56(a)		150	104,860
Oceana Australian Fixed Income Trust, A Note Upsize(e)
10.50%, 07/31/28		1,980	1,360,572
Class A, 12.50%, 07/31/26		2,822	1,956,352
Class A, 12.50%, 07/31/27		4,703	3,309,197
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(c)		190	133,278
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(c)		250	170,256
			7,485,515
Austria — 0.0%
ams-OSRAM AG, 7.25%, 05/31/32(c)	EUR	204	240,092
Belgium — 0.0%
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	195,173
Brazil — 0.1%
LD Celulose International GmbH, 7.95%, 01/26/32(b)		200	209,020
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		176	165,454
Petrobras Global Finance BV, 6.75%, 01/27/41		96	95,550
Samarco Mineracao SA(k)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(c)		160	161,373
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil (continued)
Samarco Mineracao SA(k) (continued)
(9.00% PIK), 9.50%, 06/30/31(b)	USD	34	$ 34,139
Vale Overseas Ltd., 6.40%, 06/28/54		58	59,102
			724,638
Canada(b) — 0.8%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26		1,769	1,769,601
HR Ottawa LP, 11.00%, 03/31/31		9,296	10,271,667
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30		193	181,914
			12,223,182
Chile(b)(k) — 0.0%
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(l)		200	177,307
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31		15	14,742
			192,049
China — 0.1%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(l)		223	263,028
Fantasia Holdings Group Co. Ltd.(c)(f)(m)
6.95%, 12/17/21		320	4,480
11.75%, 04/17/22		520	5,720
9.25%, 07/28/23		1,200	13,500
Fortune Star BVI Ltd., 6.80%, 09/09/29(c)		200	197,908
Prosus NV, 4.03%, 08/03/50(c)		303	213,615
			698,251
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(b)(k)		136	133,586
Ecopetrol SA, 8.88%, 01/13/33		82	89,790
			223,376
Denmark — 0.1%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.45%, 02/24/31(a)	EUR	143	159,358
TDC Brands A/S, 8.00%, 04/30/31(c)		300	347,425
			506,783
Finland(c) — 0.0%
Citycon Treasury BV, 5.38%, 07/08/31		100	109,868
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		152	175,176
			285,044
France — 0.7%
Altice France SA, 7.25%, 11/01/29(c)		163	188,196
Atos Group(c)
8.13%, 05/21/31		351	396,469
9.73%, 12/18/26(n)		208	272,557
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(c)		100	114,243
Clariane SE(c)
0.88%, 03/06/27(l)		247	169,872
6.88%, 04/15/31		133	155,917
Egis SA, 5.13%, 05/15/31(c)		215	249,945
Figeac Aero SA, (Acquired 07/16/25, Cost: $4,095,695), 7.79%, 07/23/30(e)(g)		3,520	3,951,568
Forvia SE, 5.50%, 06/15/31(c)		249	291,314
Goldstory SAS, 6.75%, 02/01/30(c)		317	370,583
HomeVi SASU, 6.63%, 10/31/31(c)		135	156,677
Iliad Holding SAS, 6.88%, 04/15/31(c)		100	120,226
IPD 3 BV, 5.50%, 06/15/31(c)		182	202,681
Security		Par (000)	Value
France (continued)
Kapla Holding SAS(c)
5.13%, 04/30/32	EUR	100	$ 114,984
(3-mo. EURIBOR + 3.00%), 5.20%, 04/30/33(a)		149	172,119
Loxam SAS, 6.38%, 05/31/29(c)		583	685,923
Lune Holdings SARL, 5.63%, 11/15/28(c)		305	3,485
New Immo Holding SA(c)
4.88%, 12/08/28		200	229,235
5.50%, 04/23/31		100	114,653
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	230,147
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		500	592,203
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,060,939), 7.29%, 09/30/29(e)(g)		2,085	2,382,032
Schneider Electric SE, 0.25%, 09/30/34(c)(l)		300	349,804
			11,514,833
Germany — 0.5%
alstria SARL(c)
4.25%, 10/15/29		200	223,496
5.50%, 03/20/31		100	114,135
BRANICKS Group AG, 2.25%, 09/22/26(c)		100	64,920
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(n)		353	364,296
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		118	127,284
Gruenenthal GmbH, 4.63%, 11/15/31(c)		111	127,487
HT Troplast GmbH, 07/15/31(c)(d)		100	115,907
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(c)(k)		249	303,993
K&S AG, 0.63%, 06/16/31(c)(l)		100	113,773
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(a)(e)(k)		4,304	3,909,876
Mahle GmbH, 6.50%, 05/02/31(c)		489	582,322
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.53%, 10/15/32(a)(c)		284	325,336
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.95%, 07/01/29(a)(c)		236	272,976
RAG-Stiftung, 1.45%, 12/16/31(c)(l)		200	233,428
Schaeffler AG(c)
4.25%, 04/01/28		100	115,292
5.38%, 04/01/31		100	119,316
5.00%, 05/13/33		100	115,637
TAG Immobilien AG, 0.63%, 03/11/31(c)(l)		100	122,949
TUI Cruises GmbH, 5.00%, 05/15/30(c)		104	120,571
Vonovia SE, Series B, 0.88%, 05/20/32(c)(l)		100	108,194
ZF Europe Finance BV(c)
7.00%, 06/12/30		200	242,954
5.50%, 02/17/32		100	113,040
ZF North America Capital, Inc.(b)
6.88%, 04/14/28	USD	150	153,417
7.13%, 04/14/30		150	151,183
			8,241,782
India — 0.5%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(b)(e)(k)		2,539	2,611,974
Axis Bank Ltd., 5.35%, 06/30/31(c)		200	200,978
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		147	144,795
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(e)		904	898,374
IIFL Finance Ltd., 7.60%, 09/10/29(c)		200	201,250

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
India (continued)
India Cleantech Energy, 4.70%, 08/10/26(c)	USD	82	$ 82,169
Muthoot Finance Ltd.(c)
6.38%, 03/02/30		415	414,378
5.75%, 08/04/30		200	195,665
Power Finance Corp. Ltd., 5.32%, 06/30/31(c)		200	201,191
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	199,424
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(e)		1,799	1,799,000
Vedanta Resources Finance II PLC(c)
10.88%, 09/17/29		200	212,000
07/13/32(d)		200	199,473
07/13/34(d)		200	198,750
07/13/37(d)		200	199,000
			7,758,421
Ireland(c) — 0.0%
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.91%, 05/15/28(a)	EUR	102	111,948
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33		100	91,995
			203,943
Israel — 0.0%
Energean PLC, 5.63%, 05/12/31(c)		100	113,865
Italy — 0.3%
Agrifarma SpA, 4.50%, 10/31/28(b)		1,382	1,587,072
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(c)		109	121,479
Cesar Spa(c)
6.50%, 09/30/31		236	275,855
(3-mo. EURIBOR + 4.25%), 6.54%, 09/30/31(a)		131	151,590
Dolcetto Holdco SpA, 5.63%, 07/14/32(c)		156	179,289
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		148	175,797
Fedrigoni SpA, 6.13%, 06/15/31(c)		298	345,438
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(k)		241	256,099
Fibercop SpA(c)
5.38%, 04/15/31		246	291,498
5.13%, 06/30/32		100	117,392
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.40%, 02/05/31(a)(c)		100	115,368
Italmatch Chemicals SpA, (3-mo. EURIBOR + 4.13%), 6.42%, 02/05/31(a)(c)		100	115,302
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		100	115,841
Kiko SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 01/15/32(a)(c)		180	207,461
Lottomatica Group SpA, 4.88%, 01/31/31(c)		148	172,557
Multiversity SpA(c)
7.13%, 05/17/31		137	162,463
(3-mo. EURIBOR + 4.25%), 6.40%, 05/17/31(a)		126	145,214
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.17%, 12/31/29(a)(c)		89	102,067
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	74	84,974
			4,722,756
Japan — 0.2%
Mizuho Financial Group, Inc., 07/13/32(a)(d)		200	200,188
Nissan Motor Co. Ltd., 5.25%, 07/17/29(c)	EUR	214	247,944
NTT Finance Corp., 06/20/31(a)(c)(d)	USD	200	199,828
SoftBank Group Corp.(c)
3.38%, 07/06/29	EUR	100	109,571
5.25%, 10/10/29		100	114,839
Security		Par (000)	Value
Japan (continued)
SoftBank Group Corp.(c) (continued)
6.38%, 04/22/30	EUR	346	$ 405,148
5.88%, 07/10/31		256	293,435
7.00%, 04/22/32		160	190,559
5.75%, 07/08/32		249	282,768
6.38%, 07/10/33		228	261,306
7.38%, 04/22/34		165	196,461
			2,502,047
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	USD	764	594,420
10.38%, 03/31/29(c)	GBP	185	195,307
10.38%, 03/31/29		100	105,282
Deepocean Ltd., 6.00%, 04/08/31(c)	EUR	100	117,096
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 07/15/33(c)(d)		100	115,110
TER Finance Jersey Ltd., 04/09/32(d)		233	266,131
			1,393,346
Kuwait — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/03/26(c)	USD	297	295,735
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(k)	EUR	196	253,265
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)		185	218,799
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(c)		284	323,974
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	USD	250	263,770
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	439	502,552
INEOS Finance PLC, 6.38%, 04/15/29(c)		384	431,563
ION Platform Finance SARL(c)
7.88%, 05/01/29		274	281,800
6.50%, 09/30/30		119	109,144
6.88%, 09/30/32		100	84,661
Kleopatra Finco SARL, (6.00% PIK), 2.00%, 01/30/31(k)		336	322,090
Luna 25 SARL, 5.50%, 07/01/32(c)		100	115,871
Maxam Prill SARL, 6.00%, 07/15/30(c)		452	527,108
Summer BC Holdco B SARL, 5.88%, 02/15/30(c)		200	200,303
Vivion Investments SARL(c)
5.63%, 06/08/30		302	333,674
(6.50% PIK), 6.50%, 02/28/29(k)		252	290,079
			4,258,653
Macau — 0.0%
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD	200	191,340
Mexico — 0.0%
Grupo Televisa SAB, 6.63%, 01/15/40		100	87,778
Petroleos Mexicanos
8.75%, 06/02/29		207	220,766
5.95%, 01/28/31		188	185,951
			494,495
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)		317	343,612
Netherlands — 0.1%
Boels Topholding BV, 5.75%, 05/15/30(c)	EUR	328	385,087
Nouryon Finance BV, 07/15/31(c)(d)		123	142,783
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
VZ Secured Financing BV
5.00%, 01/15/32(b)	USD	200	$ 175,035
5.25%, 01/15/33(c)	EUR	341	371,197
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	602	528,694
			1,602,796
Norway — 0.1%
Athomstart Invest 1083 A/S, (3-mo. EURIBOR + 6.00%), 8.28%, 06/04/30(a)(b)(c)	EUR	500	575,293
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD	235	222,256
Peru(b) — 0.0%
Marcobre SAC, 5.75%, 01/22/36		200	197,150
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		155	161,324
Volcan Cia Minera SAA, 8.50%, 10/28/32		99	102,059
			460,533
Philippines — 0.0%
San Miguel Global Power Holdings Corp., (5-year CMT + 7.12%), 8.38%(a)(c)(o)		200	198,782
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.25%, 05/14/33(c)		200	199,600
Singapore — 0.0%
Trafigura Funding SA, 07/01/31(c)(d)		200	197,396
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)	EUR	102	120,266
South Korea(c) — 0.0%
Mirae Asset Securities Co. Ltd., 07/06/29(d)	USD	200	199,878
NH Investment & Securities Co. Ltd., 5.00%, 06/29/31		200	198,914
			398,792
Spain(c) — 0.1%
Cirsa Finance International SARL
6.50%, 03/15/29	EUR	200	236,165
4.88%, 10/15/31		100	116,278
(3-mo. EURIBOR + 3.00%), 5.40%, 10/15/32(a)		100	115,279
Grifols SA, 7.50%, 05/01/30		62	73,213
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(l)		100	142,655
			683,590
Sweden(c) — 0.1%
Heimstaden AB, 7.36%, 01/24/31		107	124,377
Intrum Investments And Financing AB, 8.00%, 09/11/27(f)(m)		211	240,619
Verisure Midholding AB, 5.25%, 02/15/29		255	291,752
			656,748
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF	255	316,244
Thailand(c) — 0.0%
Muangthai Capital PCL
6.88%, 09/30/28	USD	200	201,000
7.55%, 07/21/30		250	254,375
			455,375
Security		Par (000)	Value
Turkey — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)	USD	200	$ 206,972
Ukraine(k) — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(c)	EUR	232	241,957
(7.63% PIK), 7.63%, 11/08/28(b)	USD	270	238,960
			480,917
United Kingdom — 0.8%
10X Future Technologies Service Ltd., (15.00% Cash or 15.00% PIK), (Acquired 12/19/23, Cost: $1,847,598), 15.00%, 08/30/26(e)(f)(g)(k)(m)	GBP	1,438	1,430,563
Alexandrite Monnet U.K. Holdco PLC, 6.88%, 05/31/31(c)	EUR	128	147,308
Allwyn Entertainment Financing U.K. PLC, 4.63%, 08/15/31(c)		174	198,095
Allwyn Entertainment Financing UK PLC, 08/15/31(d)		139	156,836
Amber Finco PLC, 6.63%, 07/15/29(c)		100	118,362
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)		625	718,753
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)	USD	41	41,885
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR	211	227,856
6.13%, 11/30/28(b)	GBP	255	318,329
6.50%, 07/10/31(c)	EUR	382	377,547
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)		200	146,927
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	494	615,552
Biffa Group Holdings Ltd.(c)
5.25%, 06/15/31	EUR	114	130,587
7.38%, 06/15/31	GBP	200	267,470
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	196	227,596
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	136,479
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	162	187,282
Co-Operative Group Ltd., 8.25%, 12/15/31(c)	GBP	125	170,158
Deuce Finco PLC, (3-mo. EURIBOR + 3.50%), 5.90%, 11/20/32(a)(c)	EUR	126	146,284
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	495	685,949
Entain PLC, 4.88%, 11/30/31(c)	EUR	100	115,608
Flutter Treasury DAC, 4.00%, 06/04/31(c)		211	237,427
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)		300	334,531
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	298	395,902
HSBC Holdings PLC, (3-Month BBSW + 1.25%), 5.70%, 05/26/32(a)(c)	AUD	370	256,733
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	174	182,192
Ithaca Energy North Sea PLC
8.13%, 10/15/29(b)	USD	200	207,314
5.50%, 10/01/31(c)	EUR	107	121,882
Mobico Group PLC, 4.88%, 09/26/31(c)		302	275,252
Motion Finco SARL, 7.38%, 06/15/30(c)		101	100,210
Neoen Finco PLC, 5.50%, 06/15/31(c)		221	257,233
Ocado Group PLC, 11.00%, 06/15/30(c)	GBP	146	203,950
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR	271	320,632
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP	326	449,167
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		138	186,889
(3-mo. EURIBOR + 6.63%), 8.91%, 07/31/29(a)	EUR	123	141,836
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(c)	GBP	770	579,623

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Vmed O2 U.K. Financing I PLC(c)
4.00%, 01/31/29	GBP	100	$ 125,125
5.63%, 04/15/32	EUR	824	828,612
Zegona Finance PLC(c)
6.75%, 07/15/29		350	414,043
01/15/32(d)		263	301,654
			12,485,633
United States — 5.4%
Alexander Funding Trust II, 7.47%, 07/31/28(b)	USD	130	135,699
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(c)	GBP	100	131,780
AMC Global Media, Inc.
4.25%, 02/15/29	USD	1,320	1,166,977
4.25%, 02/15/29(l)		1,032	1,097,790
American Airlines Through Trust, Series 2025-1, Class B, 5.65%, 05/11/36		579	572,871
Ardagh Group SA
9.50%, 12/01/30(c)		304	325,183
(4.50% Cash + 7.50% PIK), 11.00%, 12/01/30(c)(k)	EUR	431	466,466
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(b)(k)	USD	2,069	1,976,304
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		40	41,100
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 6.08%, 01/15/31(a)(c)	EUR	100	115,111
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	31	29,315
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(c)	EUR	128	148,899
Beazer Homes USA, Inc., 8.00%, 01/15/32(b)	USD	240	240,645
Beignet Investor LLC, 6.58%, 05/30/49(b)		3,027	3,088,003
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/33(b)		214	216,082
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $2,902,253), 20.00%, 01/30/28(e)(g)(k)		2,902	3,286,801
Canpack Group, Inc./CANPACK SA, 6.00%, 05/15/31(b)		343	344,945
Centene Corp., 4.25%, 12/15/27		1,085	1,079,302
Cloud Software Group, Inc., 8.25%, 06/30/32(b)		159	149,022
Core Scientific, Inc., 0.00%, 06/15/31(b)(l)(p)		281	394,946
CoreWeave, Inc.
9.75%, 10/01/31(b)		662	660,540
8.50%, 07/15/32(c)	EUR	573	644,421
CSC Holdings LLC(b)
5.50%, 04/15/27	USD	2,040	1,366,821
11.25%, 05/15/28		448	288,937
11.75%, 01/31/29		985	605,896
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR	196	225,837
Discovery Global Holdings, Inc., 3.76%, 03/15/27	USD	2,631	2,607,964
DISH Network Corp., 3.38%, 08/15/26(l)		174	167,562
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(k)		35	35,581
10.75%, 11/30/29		35	37,822
Encore Capital Group, Inc., (3-mo. EURIBOR + 3.25%), 5.44%, 07/15/33(a)(c)	EUR	105	121,467
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(a)	USD	1,202	1,184,430
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(a)(e)(k)		797	—
Security		Par (000)	Value
United States (continued)
FMC Corp., 8.00%, 06/01/31(b)	USD	2,267	$ 2,359,470
Ford Motor Credit Co. LLC
5.13%, 11/05/26		806	806,949
4.27%, 01/09/27		807	804,633
Forestar Group, Inc., 5.00%, 03/01/28(b)		1,950	1,944,975
Granite Ridge Resources, Inc., 8.88%, 11/05/29(b)		6,280	6,219,699
GS Finance Corp.(a)
6.11%, 02/17/31		507	490,316
7.35%, 02/17/31		1,052	1,022,903
Hertz Corp., (3.37% Cash + 3.37% PIK), 6.75%, 07/01/30(b)(k)(l)		179	167,221
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
4.63%, 05/01/28		443	403,138
5.75%, 05/15/28		770	706,769
Iron Mountain, Inc., 4.75%, 01/15/34(c)	EUR	284	322,342
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	USD	306	270,782
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.45%, 12/01/32(a)(c)	EUR	179	206,576
Kronos International, Inc., 9.50%, 03/15/29(c)		200	224,345
Lessen Holdings, Inc., 12.23%, 01/05/28(b)(e)(f)(m)	USD	2,041	1,524,231
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)		2,835	2,841,350
MKS, Inc., 4.25%, 02/15/34(c)	EUR	378	426,519
Morgan Stanley Finance LLC, 6.18%, 05/08/31(a)(b)(e)		3,871	4,362,188
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26		167	187,192
7.00%, 02/15/32(c)		209	240,044
NCR Atleos Corp., 9.50%, 04/01/29(b)	USD	430	458,503
OAK-Eagle Acquireco, Inc., 6.25%, 07/01/33(c)	EUR	356	425,910
Olympus Water U.S. Holding Corp., 6.13%, 02/15/33(c)		224	257,528
Pioneer Opco LLC, 7.00%, 05/15/33(b)	USD	306	311,387
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(c)	EUR	100	112,455
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(b)(e)(f)(k)(m)	USD	10,343	10,523,664
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		639	668,174
8.50%, 07/15/31		326	340,663
9.63%, 12/01/32		550	606,448
Service Properties Trust, 0.00%, 09/30/28(b)(p)		1,185	1,098,745
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(c)	EUR	300	335,557
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	USD	235	241,974
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(b)		1,516	1,532,914
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(l)		3,782	6,150,477
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(e)(f)(k)(m)		10,938	1
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		45	43,437
Series 2015-1A, Class A, 3.65%, 08/15/31(f)(m)		1,341	1,209,024
Series 2017-1AA, Class AA, 3.38%, 08/15/31		511	469,919
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		618	589,417
Stem, Inc., 0.50%, 12/01/28(b)(l)		200	80,000
Sword Purchaser LLC, 7.25%, 04/15/33(c)	EUR	275	329,174
Texas Capital Bancshares, Inc., (1-day SOFR + 1.94%), 5.30%, 02/27/32(a)	USD	456	451,283
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
UGI International LLC, 5.00%, 06/01/31(c)	EUR	138	$ 161,351
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29	USD	203	195,279
Uniti Services LLC, 7.50%, 10/15/33(b)		65	68,405
Westbay, 11.00%, 02/06/30(e)		9,314	8,988,010
Xerox Corp., 10.25%, 10/15/30(b)		1,408	1,238,852
			85,374,712
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		119	117,362
Total Corporate Bonds — 10.8% (Cost: $181,707,939)			170,066,592
Fixed Rate Loan Interests
United States — 0.6%
AMF MF Portfolio, Term Loan, 8.46%, 11/01/28(e)		1,799	1,866,401
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27(e)		6,480	6,494,623
CoreWeave Compute Acquisition Co. VIII LLC, 2026 Delayed Draw Term Loan, 5.83%, 03/31/32(e)		1,471	1,470,573
Redstone Holdco 2 LP, 2026 PIK Fixed Third Out Term Loan B1, 12.00%, 12/31/30		150	44,373
Total Fixed Rate Loan Interests — 0.6% (Cost: $9,778,589)			9,875,970
Floating Rate Loan Interests(a)
France — 0.1%
Kersia International SAS, 2026 EUR Term Loan, (3- mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 12/18/30	EUR	1,000	1,147,239
Germany — 0.2%
Nidda Healthcare Holding GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.20%, 12/09/32		1,439	1,645,128
Node AcquiCo GmbH, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.67%, 12/08/32		1,000	1,143,823
			2,788,951
Ireland — 0.0%
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.85%), 5.98%, 05/17/27(e)		627	715,833
Jersey — 0.6%
BASF Coatings Ltd., EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.04%, 06/29/33		1,000	1,143,240
Vita Global FinCo Ltd.(e)
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 8.00%), 10.61%, 06/08/29		5,637	4,814,417
GBP Incremental Term Loan, (6-mo. SONIA + 8.00%), 11.73%, 06/08/29	GBP	3,339	3,299,672
			9,257,329
Security		Par (000)	Value
Luxembourg — 0.5%
Al Mansart (Luxembourg) Bidco SCS, Term Loan B, (6-mo. CME Term SOFR + 5.25%), 8.99%, 06/23/28(e)	USD	510	$ 508,192
Cobham Ultra SeniorCo SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 08/06/29	EUR	1,000	1,144,383
Garfunkelux Holdco 3 SA, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 7.04%, 08/01/28		3,515	3,905,792
Saphira Holdings SARL, 2026 EUR Term Loan B, 06/10/33(q)		1,000	1,145,936
Speed Midco 3 SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.24%, 10/07/32		1,000	1,142,600
			7,846,903
Netherlands — 0.2%
Median BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 7.54%, 10/14/30		982	1,121,354
TMF Group Holding B.V., 2026 EUR Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 5.57%, 05/30/33		1,000	1,139,606
Ziggo B.V., 2026 EUR Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 5.97%, 05/31/33		1,000	1,116,629
			3,377,589
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.73%, 11/05/31(e)	GBP	1,000	1,047,895
Norway — 0.0%
Sector Alarm Holding AS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.23%, 06/14/32	EUR	407	464,073
Spain — 0.1%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 02/27/30		1,303	1,493,371
Cervantes Bidco SL, 2026 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.52%, 12/03/31		742	848,648
			2,342,019
Sweden — 0.1%
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.45%, 11/03/32		1,000	1,148,050
United Kingdom — 0.3%
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.50%), 8.23%, 08/30/32	GBP	1,159	1,543,895
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3- mo. SONIA at 0.00% Floor + 4.75%), 8.48%, 04/29/29		1,000	1,327,856
EG Finco Ltd., 2026 EUR Term Loan B, 02/10/31(q)	EUR	1,000	1,142,600
			4,014,351

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States — 2.9%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 10.52%, 12/21/27(e)	USD	2,993	$ 2,936,863
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30		2,060	1,922,656
Argento LLC, Term Loan A, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/30/31(e)		1,874	1,864,630
CoreWeave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.31%, 07/31/28(e)		4,199	4,219,508
CoreWeave Compute Acquisition Co. IV LLC, 2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.10%, 09/30/30(e)		226	222,132
CoreWeave Compute Acquisition Co. IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.73%, 05/16/29(e)		239	241,216
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31		893	910,907
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 08/14/31		1,281	1,280,737
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33		2,865	2,880,213
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		569	398,102
Discovery Global Holdings, Inc., 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.68%, 06/03/33	EUR	1,000	1,143,171
EIS Group, Inc.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28	USD	373	342,567
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28		3,734	3,425,667
Electronic Arts, Inc., EUR Term Loan B, 03/24/33(q)	EUR	1,000	1,145,993
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR + 6.50%), 10.19%, 05/12/28(e)	USD	13,357	12,589,409
GoTo Group, Inc., 2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 8.58%, 04/28/28		204	168,707
Hydrofarm Holdings LLC, 2021 Term Loan, 0.00%, 10/25/28(e)(f)(m)		1,772	885,865
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.93%, 10/31/30	EUR	884	1,005,677
Kestrel Acquisition LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/06/31	USD	1,257	1,255,099
Maverick Gaming LLC, 2024 Second Out Term Loan, 0.00%, 04/01/28(e)(f)(m)		907	—
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.30%, 11/01/30		510	62,541
Security		Par (000)	Value
United States (continued)
Medical Solutions Holdings, Inc. (continued)
2026 Exchange FLTO Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.80%, 11/03/31		305	$ 61,226
Montage Hotels & Resorts LLC(e)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.65%, 02/16/29	USD	397	377,088
PIK Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.04%, 02/16/29		1,284	1,218,470
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/12/32(e)		985	987,620
RunItOneTime LLC(e)
2nd Amendment Final New Money DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.14%, 10/15/26		263	261,501
2nd Amendment Roll Up Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.14%, 10/15/26(k)		571	373,807
Roll-Up DIP Term Loan, (16.14% PIK), 16.14%, 10/15/26(k)		28	18,255
Sword Purchaser LLC, EUR Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 6.44%, 04/11/33	EUR	1,000	1,135,996
Tenaska Westmoreland Management LLC, Term Loan B, (3-mo. SOFR + 2.25%), 5.87%, 02/18/33	USD	835	831,351
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/24/32		955	950,413
Xerox Corp., 2023 Non-CoOp Term Loan, (1-mo. CME Term SOFR + 4.00%), 7.66%, 11/19/29		629	441,608
			45,558,995
Total Floating Rate Loan Interests — 5.1% (Cost: $86,217,506)			79,709,227
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 9.88%, 03/31/37(b)		200	206,125
Argentina(n) — 0.0%
Argentine Republic Government International Bonds
1.75%, 07/09/27		109	96,870
4.75%, 07/09/27		113	90,513
			187,383
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(c)		257	238,689
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		196	209,720
Chile — 0.0%
Chile Government International Bonds
3.75%, 01/14/32	EUR	111	128,415
4.34%, 03/07/42	USD	278	245,961
			374,376
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.0%
Colombia Government International Bonds, 7.75%, 11/07/36	USD	243	$ 265,113
Dominican Republic(b) — 0.1%
Dominican Republic International Bonds
4.50%, 01/30/30		420	406,035
7.05%, 02/03/31		272	286,851
6.95%, 03/15/37		233	247,343
			940,229
Egypt — 0.0%
Egypt Government International Bonds
5.63%, 04/16/30(c)	EUR	214	243,639
8.50%, 01/31/47(b)	USD	200	195,766
			439,405
Guatemala(b) — 0.0%
Guatemala Government Bonds
7.05%, 10/04/32		210	226,485
6.60%, 06/13/36		230	244,720
			471,205
Hungary — 0.0%
Hungary Government International Bonds, 5.50%, 03/26/36(b)		200	201,190
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR	254	308,321
			509,511
Indonesia — 0.0%
Indonesia Government International Bonds
3.88%, 01/15/33		110	123,821
4.50%, 05/29/33		117	135,148
			258,969
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(c)		251	295,445
8.08%, 04/01/36(b)	USD	200	219,588
			515,033
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)		249	270,787
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)		201	203,135
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)		300	300,454
Mexico Government International Bonds
5.63%, 09/22/35		321	311,996
6.13%, 02/09/38		200	196,090
5.13%, 03/19/38	EUR	100	113,724
			922,264
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(c)		186	208,964
Morocco(b) — 0.0%
Morocco Government International Bonds
5.95%, 03/08/28	USD	200	203,318
4.75%, 04/02/35	EUR	200	232,236
			435,554
Security		Par (000)	Value
Nigeria — 0.0%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)	USD	200	$ 237,600
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33(c)		395	350,416
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(b)		200	203,128
Peruvian Government International Bonds
2.78%, 01/23/31		152	139,916
1.86%, 12/01/32		142	117,682
6.20%, 06/30/55		85	87,738
			548,464
Poland — 0.0%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33		48	47,846
Series 30Y, 5.50%, 04/04/53		149	140,890
			188,736
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(c)	EUR	187	217,008
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)	USD	46	46,057
2.12%, 07/16/31(c)	EUR	224	227,758
4.63%, 03/04/33(b)		120	132,934
6.25%, 09/10/34(b)		215	259,369
6.75%, 07/11/39(b)		82	99,198
6.50%, 10/07/45(b)		108	124,540
			889,856
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.00%, 01/18/53(b)	USD	658	567,104
Serbia — 0.1%
Serbia International Bonds
4.25%, 05/06/31(b)	EUR	100	114,404
6.50%, 09/26/33(c)	USD	200	211,318
6.00%, 06/12/34(b)		236	241,978
			567,700
South Africa — 0.0%
Republic of South Africa Government International Bonds, Series 30Y, 5.75%, 09/30/49		475	402,266
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(b)		200	205,560
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		226	231,706
Ukraine(b)(n) — 0.0%
Ukraine Government International Bonds
6.00%, 02/01/29		75	63,238
3.00%, 02/01/30		7	4,907
3.00%, 02/01/34		26	14,432
7.75%, 02/01/34		50	35,182

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ukraine (continued)
Ukraine Government International Bonds (continued)
3.00%, 02/01/35	USD	22	$ 12,953
3.00%, 02/01/36		18	10,776
			141,488
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		216	200,544
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	221	255,815
Total Foreign Agency Obligations — 0.7% (Cost: $11,198,764)			11,660,725

	Shares
Investment Companies
United States — 3.1%
iShares China Large-Cap ETF(r)	58,700	1,854,333
iShares MSCI Brazil ETF(r)	13,963	481,724
iShares MSCI Emerging Markets ETF(r)	25,500	1,744,455
iShares Russell 2000 ETF(r)	13,900	4,176,255
KraneShares CSI China Internet ETF	70,032	1,713,683
SPDR Gold Shares(f)(h)(i)	67,595	24,900,646
State Street SPDR S&P Biotech ETF	59,068	9,347,511
State Street SPDR S&P Homebuilders ETF	8,193	946,783
State Street SPDR S&P Regional Banking ETF	15,641	1,170,729
VanEck Semiconductor ETF	3,593	2,356,613
Total Investment Companies — 3.1% (Cost: $43,955,358)		48,692,732

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	315	328,912
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(m)		4,361	2,850,961
Texas — 0.0%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		520	520,000
Total Municipal Bonds — 0.2% (Cost: $2,841,174)			3,699,873
Non-Agency Mortgage-Backed Securities
United States — 3.4%
Ajax Mortgage Loan Trust(b)
Series 2020-C, Class C, 0.01%, 09/27/60		9	9
Series 2021-E, Class B3, 3.98%, 12/25/60(a)		941	500,708
Series 2021-E, Class SA, 0.00%, 12/25/60(a)		1	676
Security		Par (000)	Value
United States (continued)
Ajax Mortgage Loan Trust(b) (continued)
Series 2021-E, Class XS, 0.00%, 12/25/60(a)	USD	11,062	$ 327,109
BFLD Trust, Series 2021-EYP, Class E, (1 mo. Term SOFR + 3.81%), 7.44%, 10/15/35(a)(b)		790	5,893
CSMC(a)(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.10%, 10/15/37		730	664,300
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.06%, 02/15/27(e)		3,400	3,389,274
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,418,587
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 5.48%, 05/25/60(a)(b)		7,502	4,074,453
FREMF Trust, Series 2018-W5FX, Class C, 3.79%, 04/25/28(a)(b)		437	411,595
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,311,855
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		40,494	1,184,454
Series 2021-1, Class AX1, 0.12%, 06/25/51		164,323	975,372
Series 2021-1, Class AX4, 0.40%, 06/25/51		10,493	245,071
Series 2021-1, Class B4, 3.02%, 06/25/51		741	614,629
Series 2021-1, Class B5, 3.02%, 06/25/51		890	701,140
Series 2021-1, Class B6, 2.31%, 06/25/51		1,532	731,948
Series 2021-4, Class B4, 2.90%, 08/25/51		1,112	892,053
Series 2021-4, Class B5, 2.90%, 08/25/51		834	657,750
Series 2021-4, Class B6, 2.90%, 08/25/51		2,209	978,042
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.71%), 4.36%, 06/25/37(a)(b)		2,360	2,062,729
MCM Trust(e)
0.00%, 09/25/31		4,582	3,660,777
2.50%, 09/25/31		6,964	6,657,016
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.94%, 02/25/59		9,329	7,552,096
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,191,150
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	909,364
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		1,091	1,085,753
Series 2020-3, Class M1, 4.75%, 04/26/60		896	888,541
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(b)		1,225	1,052,619
TVC DSCR(e)
Series 2021-1, 0.00%, 03/25/28		1,323	1,102,114
Series 2021-1, Class A, 2.38%, 02/01/51(b)		1,876	1,771,238
Verus Securitization Trust, Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		2,735	2,339,606
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 4.55%, 07/25/47(a)		891	756,774
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.57%, 05/15/52(a)		21,509	646,274
Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $56,142,671)			52,760,969
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 0.5%(a)
Chile — 0.1%
AES Andes SA, 8.15%, 06/10/55(b)	USD	285	$ 297,112
Finland(c)(o) — 0.0%
Stora Enso OYJ
5.63%	EUR	100	116,473
5.88%		100	116,719
			233,192
France(o) — 0.1%
Air France-KLM, 5.75%(c)		100	116,524
Electricite de France SA, 5.63%(c)		200	239,808
Engie SA, 6.48%	AUD	310	215,431
Unibail-Rodamco-Westfield SE, 4.75%(c)	EUR	200	229,520
Veolia Environnement SA, 4.32%(c)		100	113,289
			914,572
Germany(c) — 0.1%
Aroundtown Finance SARL, 5.25%(o)		611	672,067
Bayer AG, 5.38%, 03/25/82		300	353,038
Deutsche Lufthansa AG, 5.25%, 01/15/55		200	233,089
Volkswagen International Finance NV(o)
5.49%		100	116,423
5.99%		100	117,523
Wintershall Dea Finance 2 BV, 6.12%(o)		164	194,182
			1,686,322
Hong Kong — 0.0%
Cas Capital No. 2 Ltd., 6.25%(c)(o)	USD	200	200,750
Italy — 0.0%
Eni SpA, 4.88%(c)(o)	EUR	200	231,717
Japan — 0.0%
Rakuten Group, Inc., 4.25%(c)(o)		200	226,322
Luxembourg — 0.0%
Vivion Investments SARL, 8.13%(c)(o)		200	205,490
Malaysia — 0.0%
Gohl Capital Holdings Ltd., 7.63%(c)(o)	USD	200	193,250
Norway — 0.0%
Var Energi ASA, 4.95%, 04/29/86(c)	EUR	150	171,374
Spain — 0.0%
Telefonica Emisiones SA, 4.88%(c)(o)		200	226,764
Thailand — 0.0%
GC Treasury Center Co. Ltd., 6.50%(c)(o)	USD	250	247,500
United Kingdom — 0.1%
Centrica PLC, 6.50%, 05/21/55(c)	GBP	394	535,001
United States(o) — 0.1%
Stellantis NV(c)
6.88%	EUR	275	306,692
Security		Par (000)	Value
United States (continued)
Stellantis NV(c) (continued)
8.25%	GBP	250	$ 323,754
Venture Global LNG, Inc., 9.00%(b)	USD	953	930,429
			1,560,875
			6,930,241

	Shares
Preferred Stocks — 4.3%
China — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,512,510)(e)(f)(g)	32,056	10,714,398
Finland — 0.0%
Aiven, Series D(e)(f)	37,890	462,258
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(e)(f)(g)	780	—
United Kingdom — 0.0%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(e)(f)(g)	114,500	311,351
United States — 3.6%
Alphabet, Inc.(f)(l)
Series A, 6.25%, 05/15/29	23,150	1,178,103
Series B, 6.25%, 05/15/29	23,150	1,164,445
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(e)(f)(g)	3,333	542,546
Bright Machines, Inc.(e)(f)
Series C	472,899	118,225
Series C-1	985,059	98,506
Cap Hill Brands, Series B-2(e)(f)	1,185,824	12
Clarify Health, Series D-1(e)(f)	345,315	901,272
CoreWeave, Inc., 03/25/49(e)	1,579,000	1,721,110
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(e)(f)(g)	40,470	8,234,026
Davidson Homes, Inc., 04/01/49(e)(f)	7,345	8,317,258
Dream Finders Homes, Inc., Series A, 12/31/49(e)(f)	10,172	10,159,285
EXO Imaging, Inc., Series D, (Acquired 08/14/24, Cost: $71,814)(e)(f)(g)	117,667	87,074
Jumpcloud, Inc.(e)(f)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	2,487,196
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	210,225
Lessen Holdings, Inc.(e)(f)
Series BX	489,075	5
Series CX	25,831	—
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(e)(f)(g)	196,272	2
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(e)(f)(g)	36,048	1,740,758
RapidSOS, Series C-1(e)(f)	1,707,127	1,741,269
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(e)(f)(g)	13,158	1,702,777

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(e)(f)(g)	1,183	$ 1,650,664
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(e)(f)(g)	45,203	1,363,322
Ursa Major Technologies, Inc.(e)(f)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	1,135,542
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	144,095
Usa Rare Earth, Inc., (Acquired 01/26/26, Cost: $495,597)(f)(g)	23,051	497,441
Verger Capital Fund LLC(e)(f)	341,505	54,641
Veritas Newco(f)
Series G, 12/31/49	8,968	179,360
Series G-1, 12/31/49	6,197	120,841
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(e)(f)(g)	1,681,498	10,963,367
		56,513,367
		68,001,374
Total Preferred Securities — 4.8% (Cost: $81,322,941)		74,931,615

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.46%, 12/25/29(a)	USD	17,734	694,487
Mortgage-Backed Securities(s) — 12.0%
Uniform Mortgage-Backed Securities
2.50%, 07/13/56		1,830	1,528,765
3.00%, 07/13/56		15,100	13,162,953
3.50%, 07/13/56 - 08/13/56		105,408	95,613,664
4.50%, 07/13/56		39,577	37,910,437
5.50%, 07/13/56		24,954	25,033,734
6.00%, 07/13/56		16,077	16,434,694
			189,684,247
Total U.S. Government Sponsored Agency Securities — 12.1% (Cost: $189,314,333)			190,378,734

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	25,681	—
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(f)(g)	21,889	219
Security	Shares	Value
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(g)	137,950	$ 5,490
United States(f) — 0.2%
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	44,352	2,328
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,977	129,991
EVgo, Inc., (Expires 06/28/26, Strike Price USD 11.50)	40,220	286
Flyr AS, Series D, (Expires 12/31/49)(e)	5,990	—
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	9
New York Community Bancorp, Inc., Series C, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(e)(g)	550	1,679,739
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	49
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	2,163
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	956,009
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	797
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	261,005	3
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	26,165	—
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	207,248	1,032,095
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	48,765	1,170
		3,804,639
Total Warrants — 0.2% (Cost: $480,400)		3,810,348
Total Long-Term Investments — 106.7% (Cost: $1,343,675,338)		1,681,699,560
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(r)(t)	29,388,400	$ 29,388,400
Total Short-Term Securities — 1.9% (Cost: $29,388,400)		29,388,400
Options Purchased — 0.2% (Cost: $5,087,088)		3,765,367
Total Investments Before TBA Sale Commitments and Options Written — 108.8% (Cost: $1,378,150,826)		1,714,853,327

Par (000)
TBA Sale Commitments
United States — (1.0)%
Uniform Mortgage-Backed Securities, 3.50%, 07/13/56(s)	USD	(16,800)	(15,240,750)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(15,301,125))	(15,240,750)
Options Written — (0.7)% (Premiums Received: $(5,009,539))	(11,535,173)
Total Investments, Net of TBA Sale Commitments and Options Written — 107.1% (Cost: $1,357,840,162)	1,688,077,404
Liabilities in Excess of Other Assets — (7.1)%	(111,354,756)
Net Assets — 100.0%	$ 1,576,722,648

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $89,340,657, representing 5.7% of its net assets as of period end, and an original cost of $71,979,982.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Perpetual security with no stated maturity date.
(p)	Zero-coupon bond.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 19,221,797	$ 10,166,603 (a)	$ —	$ —	$ —	$ 29,388,400	29,388,400	$ 426,365	$ —
iShares China Large-Cap ETF	2,955,988	28,002	(719,450)	(16,089)	(394,118)	1,854,333	58,700	15,253	—
iShares MSCI Brazil ETF	443,605	—	—	—	38,119	481,724	13,963	4,618	—
iShares MSCI Emerging Markets ETF	—	1,785,051	29,651	—	(70,247)	1,744,455	25,500	—	—
iShares Russell 2000 ETF	—	3,475,028	(37,916)	—	739,143	4,176,255	13,900	9,662	—
				$ (16,089)	$ 312,897	$ 37,645,167		$ 455,898	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	40	07/28/26	$ 1,924	$ (3,607)
Euro BOBL	601	09/08/26	79,232	536,582
Euro BTP	134	09/08/26	18,273	168,631
Euro Bund	54	09/08/26	7,857	37,107
Euro OAT	8	09/08/26	1,097	10,547
Euro-Schatz	263	09/08/26	31,841	91,308
Short Term Euro BTP	84	09/08/26	10,274	40,955
KOSPI 200 Index	13	09/10/26	2,905	250,463
Nikkei 225 Index	48	09/10/26	20,938	1,787,138
10-Year Australian Treasury Bonds	42	09/15/26	3,193	24,117
10-Year Canadian Bond	22	09/18/26	1,879	17,649
E-mini Russell 2000 Index	68	09/18/26	10,355	262,364
Euro Stoxx Banks Index	122	09/18/26	2,052	55,082
U.S. Long Bond	160	09/21/26	18,090	372,154
Ultra U.S. Treasury Bond	288	09/21/26	33,291	288,603
Long Gilt	27	09/28/26	3,195	31,654
5-Year U.S. Treasury Note	55	09/30/26	5,883	2,457
3-Month SOFR	88	03/14/28	21,144	(128,685)
3-Month SOFR	88	03/20/29	21,171	(53,863)
				3,790,656
Short Contracts
30-Year Euro Buxl Bond	19	09/08/26	2,415	(69,922)
10-Year Japanese Government Treasury Bonds	14	09/14/26	11,001	7,719
Euro Stoxx 50 Index	244	09/18/26	17,720	(167,847)
NASDAQ 100 E-Mini Index	153	09/18/26	93,402	(1,698,916)
S&P 500 E-Mini Index	285	09/18/26	107,563	(556,378)
10-Year U.S. Treasury Note	498	09/21/26	54,656	(299,078)
10-Year U.S. Ultra Long Treasury Note	1,461	09/21/26	164,043	(1,539,307)
2-Year U.S. Treasury Note	515	09/30/26	106,134	98,982
				(4,224,747)
				$ (434,091)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,021,000	USD	2,131,021	Morgan Stanley & Co. International PLC	07/01/26	$ 3,880
USD	118,021	EUR	99,679	BNP Paribas SA	07/16/26	4,063
USD	126,821	EUR	107,106	BNP Paribas SA	07/16/26	4,373
USD	130,985	EUR	110,624	BNP Paribas SA	07/16/26	4,515
USD	202,866	EUR	171,331	BNP Paribas SA	07/16/26	6,993
USD	205,669	EUR	173,701	BNP Paribas SA	07/16/26	7,086
USD	235,098	EUR	198,552	BNP Paribas SA	07/16/26	8,104
USD	236,741	EUR	199,940	BNP Paribas SA	07/16/26	8,160
USD	261,678	EUR	221,000	BNP Paribas SA	07/16/26	9,020
USD	300,513	EUR	253,794	BNP Paribas SA	07/16/26	10,364
USD	452,958	EUR	382,556	BNP Paribas SA	07/16/26	15,602
USD	494,696	EUR	417,796	BNP Paribas SA	07/16/26	17,052
USD	585,791	EUR	494,718	BNP Paribas SA	07/16/26	20,207
USD	2,177,568	EUR	1,839,067	BNP Paribas SA	07/16/26	75,060
USD	116,425	EUR	99,353	Deutsche Bank AG	07/16/26	2,840
USD	135,843	EUR	116,601	Goldman Sachs International	07/16/26	2,539
AUD	356,193	USD	245,888	Morgan Stanley & Co. International PLC	09/16/26	389
BRL	44,682,511	USD	8,456,356	BNP Paribas SA	09/16/26	43,956
BRL	8,248,366	USD	1,556,457	HSBC Bank PLC	09/16/26	12,696
DKK	643,265	USD	98,707	HSBC Bank PLC	09/16/26	23
EUR	3,389,438	USD	3,884,077	Barclays Bank PLC	09/16/26	944
EUR	242,444	USD	276,785	HSBC Bank PLC	09/16/26	1,108
EUR	1,216,219	USD	1,393,744	State Street Bank and Trust Co.	09/16/26	303
GBP	1,441,114	USD	1,908,114	JPMorgan Chase Bank N.A.	09/16/26	3,442
HKD	1,958,745	USD	250,382	Bank of America N.A.	09/16/26	25
IDR	7,455,623,195	USD	412,574	HSBC Bank PLC	09/16/26	1,256
INR	74,786,626	USD	778,533	Goldman Sachs International	09/16/26	7,017
TRY	34,066,106	USD	676,182	Barclays Bank PLC	09/16/26	11,375
TRY	34,820,842	USD	691,163	Barclays Bank PLC	09/16/26	11,627
USD	1,178,585	AUD	1,683,284	Morgan Stanley & Co. International PLC	09/16/26	14,741
USD	6,280,138	AUD	8,969,447	Morgan Stanley & Co. International PLC	09/16/26	78,547
USD	237,898	AUD	343,714	UBS AG	09/16/26	250
USD	10,686,154	CAD	14,838,101	BNP Paribas SA	09/16/26	188,589
USD	6,425,945	CHF	5,078,568	Barclays Bank PLC	09/16/26	87,953
USD	3,856,977	CNY	26,069,071	BNP Paribas SA	09/16/26	12,435
USD	8,083,271	DKK	52,081,811	Barclays Bank PLC	09/16/26	89,640
USD	89,557,781	EUR	77,220,960	Barclays Bank PLC	09/16/26	1,046,038
USD	111,372,751	EUR	96,030,861	Barclays Bank PLC	09/16/26	1,300,837
USD	1,842,928	EUR	1,604,186	BNP Paribas SA	09/16/26	4,189
USD	1,175,678	EUR	1,010,749	Deutsche Bank AG	09/16/26	17,143
USD	1,173,302	EUR	1,018,959	HSBC Bank PLC	09/16/26	5,356
USD	8,824,466	GBP	6,593,745	Barclays Bank PLC	09/16/26	78,239
USD	47,957,214	GBP	35,834,197	Barclays Bank PLC	09/16/26	425,194
USD	286,844	GBP	216,178	HSBC Bank PLC	09/16/26	96
USD	1,075,669	GBP	807,122	Morgan Stanley & Co. International PLC	09/16/26	5,067
USD	12,899,514	HKD	100,767,147	BNP Paribas SA	09/16/26	17,412
USD	306,141	HKD	2,394,000	Standard Chartered Bank	09/16/26	91
USD	13,040,941	JPY	2,076,756,749	JPMorgan Chase Bank N.A.	09/16/26	190,295
USD	519,758	JPY	83,967,954	State Street Bank and Trust Co.	09/16/26	177
USD	309,509	JPY	49,326,563	Toronto-Dominion Bank	09/16/26	4,284
USD	1,526,072	JPY	245,179,439	Toronto-Dominion Bank	09/16/26	8,940
USD	1,607,338	JPY	258,672,077	UBS AG	09/16/26	6,715
USD	15,418,618	KRW	23,396,365,972	Barclays Bank PLC	09/16/26	277,208
USD	198,276	NOK	1,881,150	Barclays Bank PLC	09/16/26	8,432
USD	441,212	SEK	4,178,345	Barclays Bank PLC	09/16/26	8,475
USD	773,605	SEK	7,304,357	Morgan Stanley & Co. International PLC	09/16/26	17,117
USD	6,623	SGD	8,467	Morgan Stanley & Co. International PLC	09/16/26	43
USD	23,062,473	TWD	731,449,393	UBS AG	09/16/26	160,737
ZAR	30,487,406	USD	1,833,644	Barclays Bank PLC	09/16/26	16,185
ZAR	38,881,861	USD	2,334,686	Citibank N.A.	09/16/26	24,478
AUD	300,000	USD	206,769	Goldman Sachs International	09/17/26	652
USD	674,775	AUD	965,000	Bank of America N.A.	09/17/26	7,573

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	218,407	AUD	310,000	Barclays Bank PLC	09/17/26	$ 4,073
USD	674,904	AUD	965,000	BNP Paribas SA	09/17/26	7,702
						4,408,922
USD	2,060,000	BRL	11,021,000	Morgan Stanley & Co. International PLC	07/01/26	(74,901)
EUR	13,220	USD	15,653	HSBC Bank PLC	07/16/26	(540)
CAD	11,195,912	USD	8,063,110	BNP Paribas SA	09/16/26	(142,298)
CAD	383,637	USD	271,970	JPMorgan Chase Bank N.A.	09/16/26	(557)
CAD	475,735	USD	340,400	JPMorgan Chase Bank N.A.	09/16/26	(3,831)
CAD	291,362	USD	209,299	Toronto-Dominion Bank	09/16/26	(3,168)
CHF	12,872	USD	16,289	Citibank N.A.	09/16/26	(224)
CHF	107,627	USD	137,063	Goldman Sachs International	09/16/26	(2,745)
CHF	105,131	USD	131,343	Toronto-Dominion Bank	09/16/26	(141)
CNH	27,643,764	USD	4,104,734	BNP Paribas SA	09/16/26	(13,062)
DKK	6,838,535	USD	1,061,364	Barclays Bank PLC	09/16/26	(11,770)
DKK	3,049,612	USD	472,152	UBS AG	09/16/26	(4,091)
EUR	335,693	USD	389,214	Barclays Bank PLC	09/16/26	(4,438)
EUR	16,989,301	USD	19,703,512	Barclays Bank PLC	09/16/26	(230,138)
EUR	537,576	USD	616,261	HSBC Bank PLC	09/16/26	(84)
EUR	269,605	USD	314,091	State Street Bank and Trust Co.	09/16/26	(5,066)
EUR	1,215,651	USD	1,411,783	State Street Bank and Trust Co.	09/16/26	(18,387)
EUR	1,298,084	USD	1,510,080	State Street Bank and Trust Co.	09/16/26	(22,198)
GBP	4,533,864	USD	6,067,709	Barclays Bank PLC	09/16/26	(53,797)
GBP	153,246	USD	205,435	Toronto-Dominion Bank	09/16/26	(2,163)
GBP	580,432	USD	779,808	UBS AG	09/16/26	(9,899)
HKD	1,699,122	USD	217,482	Bank of America N.A.	09/16/26	(265)
HKD	703,464	USD	90,039	HSBC Bank PLC	09/16/26	(108)
JPY	82,035,651	USD	516,116	Barclays Bank PLC	09/16/26	(8,492)
JPY	79,572,817	USD	499,646	BNP Paribas SA	09/16/26	(7,262)
JPY	57,856,265	USD	360,472	HSBC Bank PLC	09/16/26	(2,467)
JPY	103,888,541	USD	646,687	HSBC Bank PLC	09/16/26	(3,840)
JPY	3,284,595,385	USD	20,625,532	JPMorgan Chase Bank N.A.	09/16/26	(300,970)
JPY	153,635,990	USD	964,464	Societe Generale	09/16/26	(13,789)
USD	7,161,996	BRL	37,843,244	BNP Paribas SA	09/16/26	(37,228)
USD	2,060,000	BRL	10,858,260	Morgan Stanley & Co. International PLC	09/16/26	(5,654)
USD	245,213	EUR	215,335	Deutsche Bank AG	09/16/26	(1,607)
USD	278,189	EUR	243,663	Deutsche Bank AG	09/16/26	(1,101)
USD	1,652,472	GBP	1,255,118	State Street Bank and Trust Co.	09/16/26	(12,370)
USD	1,823,943	ZAR	30,405,557	State Street Bank and Trust Co.	09/16/26	(20,920)
MXN	20,340,696	USD	1,159,037	BNP Paribas SA	09/17/26	(3,207)
MXN	28,770,585	USD	1,639,382	BNP Paribas SA	09/17/26	(4,536)
MXN	41,062,969	USD	2,334,686	UBS AG	09/17/26	(1,344)
SGD	3,000	USD	2,346	Standard Chartered Bank	09/17/26	(15)
						(1,028,673)
						$ 3,380,249
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	270	07/17/26	USD	285.00	USD	6,435	$ 4,185
EchoStar Corp., Class A	51	07/17/26	USD	150.00	USD	518	638
Freeport-McMoRan, Inc.	56	07/17/26	USD	65.00	USD	352	11,480
InvesCo QQQ Trust, Series 1	50	07/17/26	USD	730.00	USD	3,682	96,084
iShares China Large-Cap ETF	1,595	07/17/26	USD	39.00	USD	5,039	412
iShares Expanded Tech-Software Sector ETF	449	07/17/26	USD	105.00	USD	4,068	6,082
iShares MSCI Emerging Markets ETF	190	07/17/26	USD	75.00	USD	1,300	5,936
KraneShares CSI China Internet ETF	540	07/17/26	USD	31.00	USD	1,321	335
SPDR Gold Shares(a)	154	07/17/26	USD	450.00	USD	5,673	1,916
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
State Street SPDR S&P 500 ETF Trust	99	07/17/26	USD	745.00	USD	7,393	$ 99,762
State Street SPDR S&P 500 ETF Trust	106	07/17/26	USD	755.00	USD	7,916	48,887
State Street SPDR S&P Regional Banking ETF	165	07/17/26	USD	75.00	USD	1,235	23,546
Williams Cos., Inc.	50	07/17/26	USD	75.00	USD	372	7,125
State Street SPDR S&P 500 ETF Trust	76	07/31/26	USD	760.00	USD	5,675	48,546
Nikkei 225 Index	8	08/14/26	JPY	70,000.00	JPY	560,499	194,963
Alphabet, Inc., Class C	19	08/21/26	USD	420.00	USD	671	5,529
Amazon.com, Inc.	298	08/21/26	USD	285.00	USD	7,103	78,076
Apple, Inc.	91	08/21/26	USD	310.00	USD	2,633	42,315
ASML Holding NV	4	08/21/26	EUR	1,560.00	EUR	693	112,615
ASML Holding NV	1	08/21/26	EUR	1,720.00	EUR	173	17,896
Broadcom, Inc.	18	08/21/26	USD	460.00	USD	680	10,260
Cadence Design Systems, Inc.	10	08/21/26	USD	400.00	USD	375	21,500
Euro Stoxx Banks	154	08/21/26	EUR	305.00	EUR	2,262	44,870
Fifth Third Bancorp	112	08/21/26	USD	55.00	USD	631	38,080
Freeport-McMoRan, Inc.	56	08/21/26	USD	75.00	USD	352	8,904
Lam Research Corp.	26	08/21/26	USD	320.00	USD	1,127	330,200
Lumentum Holdings, Inc.	7	08/21/26	USD	1,200.00	USD	601	26,950
Meta Platforms, Inc., Class A	12	08/21/26	USD	660.00	USD	676	11,310
Micron Technology, Inc.	10	08/21/26	USD	940.00	USD	1,154	284,175
Microsoft Corp.	19	08/21/26	USD	440.00	USD	709	10,355
MongoDB, Inc., Class A	12	08/21/26	USD	340.00	USD	403	38,550
NVIDIA Corp.	34	08/21/26	USD	245.00	USD	680	4,675
Tesla, Inc.	12	08/21/26	USD	500.00	USD	505	9,300
UniCredit SpA	5	08/21/26	EUR	84.00	EUR	196	4,170
United Airlines Holdings, Inc.	56	08/21/26	USD	120.00	USD	762	119,420
Walmart, Inc.	180	08/21/26	USD	130.00	USD	2,039	12,240
Williams Cos., Inc.	39	08/21/26	USD	75.00	USD	290	11,603
Apple, Inc.	148	09/18/26	USD	320.00	USD	4,283	68,820
Apple, Inc.	20	09/18/26	USD	330.00	USD	579	5,630
Apple, Inc.	100	09/18/26	USD	295.00	USD	2,894	129,750
Carrier Global Corp.	39	09/18/26	USD	75.00	USD	286	18,915
Corning, Inc.	90	09/18/26	USD	195.00	USD	2,299	700,200
KraneShares CSI China Internet ETF	514	09/18/26	USD	32.00	USD	1,258	11,831
Verizon Communications, Inc.	603	09/18/26	USD	47.00	USD	2,553	34,069
Zoom Video Communications, Inc., Class A	50	09/18/26	USD	100.00	USD	432	17,500
Alphabet, Inc., Class C	22	10/16/26	USD	375.00	USD	777	42,680
							2,822,285
Put
State Street SPDR S&P 500 ETF Trust	271	07/02/26	USD	720.00	USD	20,237	2,789
NVIDIA Corp.	363	07/17/26	USD	180.00	USD	7,263	37,027
InvesCo QQQ Trust, Series 1	518	07/31/26	USD	695.00	USD	38,146	416,564
State Street SPDR S&P 500 ETF Trust	125	09/18/26	USD	730.00	USD	9,335	163,400
							619,780
							$ 3,442,065

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Bank of America N.A.	07/02/26	USD	1.17	EUR	8,142	$ 221,448
EUR Currency	Morgan Stanley & Co. International PLC	07/02/26	USD	1.14	EUR	4,741	4,074
							$ 225,522

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Dual Binary Options Purchased
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.51	Citibank N.A.	324,986	09/18/26	USD	2,338,596	$ 15,171
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.59	Citibank N.A.	324,986	09/18/26	USD	2,338,596	9,525
						$ 24,696

(a)	Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	08/27/26	4.15%	USD	29,531	$ 44,853
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	Citibank N.A.	08/28/26	2.90	EUR	29,531	24,924
2-Year Interest Rate Swap, 11/09/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	15,866	3,307
										$ 73,084
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cisco Systems, Inc.	87	07/17/26	USD	100.00	USD	1,022	$ (155,078)
Datadog Inc., Class A	59	07/17/26	USD	180.00	USD	1,536	(477,900)
Delta Air Lines, Inc.	108	07/17/26	USD	85.00	USD	1,012	(107,730)
GE Aerospace	25	07/17/26	USD	340.00	USD	934	(90,938)
Intel Corp.	58	07/17/26	USD	105.00	USD	810	(207,930)
iShares China Large-Cap ETF	1,287	07/17/26	USD	42.00	USD	4,066	(56)
iShares MSCI Emerging Markets ETF	190	07/17/26	USD	80.00	USD	1,300	(1,057)
KraneShares CSI China Internet ETF	540	07/17/26	USD	35.00	USD	1,321	(36)
Live Nation Entertainment, Inc.	49	07/17/26	USD	180.00	USD	897	(33,565)
Micron Technology, Inc.	13	07/17/26	USD	680.00	USD	1,501	(621,758)
Cadence Design Systems, Inc.	20	08/21/26	USD	450.00	USD	751	(18,600)
Lam Research Corp.	52	08/21/26	USD	400.00	USD	2,253	(383,110)
Lumentum Holdings, Inc.	15	08/21/26	USD	1,500.00	USD	1,287	(25,125)
Micron Technology, Inc.	19	08/21/26	USD	1,280.00	USD	2,193	(219,545)
MongoDB, Inc., Class A	24	08/21/26	USD	410.00	USD	806	(26,700)
Alphabet, Inc., Class C	18	09/18/26	USD	450.00	USD	636	(4,455)
Cadence Design Systems, Inc.	31	09/18/26	USD	460.00	USD	1,163	(36,270)
Cisco Systems, Inc.	115	09/18/26	USD	115.00	USD	1,351	(127,938)
CoreWeave, Inc., Class A	16	09/18/26	USD	195.00	USD	159	(2,320)
Corning, Inc.	90	09/18/26	USD	260.00	USD	2,299	(384,975)
Datadog Inc., Class A	73	09/18/26	USD	220.00	USD	1,901	(419,020)
Delta Air Lines, Inc.	155	09/18/26	USD	90.00	USD	1,452	(150,350)
Edwards Lifesciences Corp.	127	09/18/26	USD	100.00	USD	1,149	(25,718)
Eli Lilly & Co.	18	09/18/26	USD	1,240.00	USD	2,159	(133,470)
Freeport-McMoRan, Inc.	192	09/18/26	USD	80.00	USD	1,207	(32,448)
GE Aerospace	38	09/18/26	USD	350.00	USD	1,420	(150,670)
GE Aerospace	8	09/18/26	USD	340.00	USD	299	(37,300)
GE Vernova, Inc.	2	09/18/26	USD	1,400.00	USD	235	(11,660)
KraneShares CSI China Internet ETF	514	09/18/26	USD	38.00	USD	1,258	(3,533)
Lam Research Corp.	41	09/18/26	USD	390.00	USD	1,777	(369,308)
Live Nation Entertainment, Inc.	67	09/18/26	USD	190.00	USD	1,227	(64,320)
Meta Platforms, Inc., Class A	25	09/18/26	USD	770.00	USD	1,408	(9,688)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Meta Platforms, Inc., Class A	16	09/18/26	USD	760.00	USD	901	$ (7,160)
Micron Technology, Inc.	27	09/18/26	USD	900.00	USD	3,117	(916,380)
Micron Technology, Inc.	7	09/18/26	USD	920.00	USD	808	(226,923)
Micron Technology, Inc.	12	09/18/26	USD	1,400.00	USD	1,385	(142,020)
Micron Technology, Inc.	6	09/18/26	USD	1,600.00	USD	693	(45,435)
Micron Technology, Inc.	18	09/18/26	USD	2,000.00	USD	2,078	(62,955)
Microsoft Corp.	53	09/18/26	USD	510.00	USD	1,977	(12,800)
NASDAQ 100 Index	5	09/18/26	USD	32,000.00	USD	15,138	(348,001)
NVIDIA Corp.	330	09/18/26	USD	240.00	USD	6,603	(138,600)
NVIDIA Corp.	209	09/18/26	USD	260.00	USD	4,182	(43,577)
S&P 500 Index	14	09/18/26	USD	8,000.00	USD	10,499	(50,382)
Tesla, Inc.	51	09/18/26	USD	550.00	USD	2,145	(35,445)
Texas Instruments, Inc.	38	09/18/26	USD	360.00	USD	1,133	(52,155)
Valero Energy Corp.	42	09/18/26	USD	320.00	USD	1,094	(17,010)
Williams Cos., Inc.	28	09/18/26	USD	85.00	USD	208	(2,170)
Alphabet, Inc., Class C	44	10/16/26	USD	450.00	USD	1,555	(17,710)
							(6,451,294)
Put
State Street SPDR S&P 500 ETF Trust	271	07/02/26	USD	690.00	USD	20,237	(705)
Amazon.com, Inc.	180	07/17/26	USD	240.00	USD	4,290	(135,450)
Freeport-McMoRan, Inc.	28	07/17/26	USD	55.00	USD	176	(1,666)
iShares China Large-Cap ETF	146	07/17/26	USD	35.00	USD	461	(49,038)
iShares Expanded Tech-Software Sector ETF	449	07/17/26	USD	85.00	USD	4,068	(41,188)
Palo Alto Networks, Inc.	68	07/17/26	USD	250.00	USD	2,319	(3,026)
SPDR Gold Shares(a)	737	07/17/26	USD	400.00	USD	27,150	(2,315,261)
Williams Cos., Inc.	50	07/17/26	USD	65.00	USD	372	(1,750)
Amazon.com, Inc.	270	08/21/26	USD	220.00	USD	6,435	(162,675)
Apple, Inc.	91	08/21/26	USD	260.00	USD	2,633	(25,753)
ASML Holding NV	4	08/21/26	EUR	1,320.00	EUR	693	(9,449)
ASML Holding NV	1	08/21/26	EUR	1,360.00	EUR	173	(2,782)
Euro Stoxx Banks	77	08/21/26	EUR	265.00	EUR	1,131	(10,228)
Fifth Third Bancorp	112	08/21/26	USD	48.00	USD	631	(4,760)
Freeport-McMoRan, Inc.	209	08/21/26	USD	55.00	USD	1,314	(40,337)
Freeport-McMoRan, Inc.	42	08/21/26	USD	60.00	USD	264	(15,540)
Tesla, Inc.	6	08/21/26	USD	380.00	USD	252	(7,005)
UniCredit SpA	5	08/21/26	EUR	72.00	EUR	196	(4,256)
United Airlines Holdings, Inc.	56	08/21/26	USD	100.00	USD	762	(5,208)
Walmart, Inc.	180	08/21/26	USD	110.00	USD	2,039	(54,720)
Williams Cos., Inc.	39	08/21/26	USD	65.00	USD	290	(1,853)
Alphabet, Inc., Class C	33	09/18/26	USD	330.00	USD	1,166	(38,528)
Amazon.com, Inc.	55	09/18/26	USD	220.00	USD	1,311	(44,138)
Apple, Inc.	20	09/18/26	USD	280.00	USD	579	(19,150)
Apple, Inc.	136	09/18/26	USD	245.00	USD	3,935	(33,320)
Apple, Inc.	100	09/18/26	USD	255.00	USD	2,894	(35,750)
Broadcom, Inc.	27	09/18/26	USD	350.00	USD	1,020	(59,063)
Carrier Global Corp.	39	09/18/26	USD	65.00	USD	286	(7,800)
Corning, Inc.	135	09/18/26	USD	150.00	USD	3,448	(62,100)
KraneShares CSI China Internet ETF	257	09/18/26	USD	26.00	USD	629	(62,108)
Micron Technology, Inc.	10	09/18/26	USD	820.00	USD	1,154	(52,400)
Micron Technology, Inc.	9	09/18/26	USD	650.00	USD	1,039	(18,540)
Verizon Communications, Inc.	603	09/18/26	USD	38.00	USD	2,553	(43,115)
Walt Disney Co.	136	09/18/26	USD	90.00	USD	1,309	(32,912)
Zoom Video Communications, Inc., Class A	50	09/18/26	USD	80.00	USD	432	(21,375)
Meta Platforms, Inc., Class A	41	12/18/26	USD	420.00	USD	2,309	(41,718)
NVIDIA Corp.	129	12/18/26	USD	125.00	USD	2,581	(21,608)
							(3,486,275)
							$ (9,937,569)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Bank of America N.A.	07/02/26	USD	1.14	EUR	8,142	$ (6,996)
EUR Currency	Morgan Stanley & Co. International PLC	07/02/26	USD	1.17	EUR	4,742	(128,961)
							$ (135,957)
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70%	USD	50,890	$ (323,132)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.68%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	59,062	(27,917)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	59,062	(10,271)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	16,825	(93,863)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.68%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	7,918	(29,292)
2-Year Interest Rate Swap, 10/17/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.31%	Annual	Citibank N.A.	10/15/26	3.31	EUR	25,990	(9,330)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20	EUR	48,324	(26,947)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	60,310	(330,043)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.57%	Semi-Annual	3.52%	Annual	Goldman Sachs International	11/06/26	3.52	EUR	9,916	(18,006)
2-Year Interest Rate Swap, 11/09/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	15,866	(13,150)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	72,339	(331,548)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Nomura International PLC	12/08/27	4.00	USD	27,884	(192,512)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	14,014	(55,636)
										$ (1,461,647)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V3	5.00%	Quarterly	06/20/30	USD	4,132	$ (351,124)	$ (232,567)	$ (118,557)
CDX.NA.HY.45.V3	5.00	Quarterly	12/20/30	USD	1,374	(113,658)	(82,411)	(31,247)
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	EUR	3,209	(425,502)	(283,237)	(142,265)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	2,775	(350,754)	(194,552)	(156,202)
						$ (1,241,038)	$ (792,767)	$ (448,271)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V3	5.00%	Quarterly	12/20/28	CCC+	USD	3,333	$ 226,265	$ 53,117	$ 173,148
iTraxx.XO.42.V4	5.00	Quarterly	12/20/29	CC+	EUR	22,763	2,655,951	1,375,238	1,280,713
iTraxx.XO.43.V3	5.00	Quarterly	06/20/30	CCC-	EUR	939	125,195	74,154	51,041
							$ 3,007,411	$ 1,502,509	$ 1,504,902

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 28,361	$ 30	$ 28,331
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	$ 47,244	$ 1	$ 47,243
4.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/26	USD	115,533	(1,007,244)	(2,193)	(1,005,051)
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	19,696	73,150	11	73,139
1-day SOFR, 3.68%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	39,419	164,859	23	164,836
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	10/28/26	USD	39,747	82,045	30	82,015
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	01/14/27	USD	36,165	91,822	45	91,777
1-day SOFR, 3.68%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,910	(39,302)	15	(39,317)
1-day MIBOR, 5.50%	Semi-annual	6.34%	Semi-annual	N/A	03/20/27	INR	203,365	17,376	16	17,360
1-day SOFR, 3.68%	Annual	4.10%	Annual	N/A	05/30/27	USD	30,153	36,706	63	36,643
1-day SOFR, 3.68%	Annual	4.15%	Annual	N/A	05/30/27	USD	30,153	51,449	66	51,383
1-day SOFR, 3.68%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	66,223	(316,241)	112	(316,353)
1-day SOFR, 3.68%	Annual	3.30%	Annual	N/A	10/23/27	USD	7,036	(90,037)	21	(90,058)
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	10/23/27	USD	10,250	50,606	31	50,575
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	4,880	(2,032)	15	(2,047)
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	4,880	844	15	829
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	9,761	8,397	30	8,367
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	19,787	50,135	61	50,074
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	20,267	(31,512)	63	(31,575)
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	32,850	(277,733)	59	(277,792)
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	27,289	(252,602)	93	(252,695)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	24,493	243,483	84	243,399
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	24,493	18,675	84	18,591
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	24,747	332,546	86	332,460
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	24,747	(43,160)	86	(43,246)
1-day SONIA, 3.73%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	18,355	(206,370)	112	(206,482)
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	491,226	(2,111)	13	(2,124)
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	483,502	(1,946)	12	(1,958)
1.34%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	486,151	(3,124)	13	(3,137)
1.38%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	448,965	(5,290)	12	(5,302)
1.39%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	486,379	(6,086)	13	(6,099)
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,700	57,204	(4)	57,208

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	22,532	$ (307,830)	$ 72	$ (307,902)
1-day SOFR, 3.68%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	1,122,189	9,212	1,112,977
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	177,761	61	177,700
1-day SONIA, 3.73%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	33,687	141	33,546
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	(298,328)	97	(298,425)
6-mo. EURIBOR, 2.57%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	196,244	91	196,153
1-day MIBOR, 5.50%	Semi-annual	6.26%	Semi-annual	N/A	03/20/29	INR	62,930	6,528	8	6,520
1-day MIBOR, 5.50%	Semi-annual	6.30%	Semi-annual	N/A	03/20/29	INR	76,915	8,820	10	8,810
6-mo. EURIBOR, 2.57%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	126,265	105	126,160
6-mo. EURIBOR, 2.57%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	66,609	83	66,526
1-day TIIEFONDEO, 6.63%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	233,417	26	233,391
6-mo. EURIBOR, 2.57%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	2,989	(65,680)	28	(65,708)
0.02%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,458,025	112	1,457,913
1-day ESTR, 2.18%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	(84,711)	104	(84,815)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(450,328)	127	(450,455)
1-day SOFR, 3.68%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	3,176,086	8,059	3,168,027
4.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/33	USD	11,317	(367,045)	146	(367,191)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	39,788	125	39,663
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	11,247	36	11,211
1-day MIBOR, 5.50%	Semi-annual	6.34%	Semi-annual	N/A	03/20/34	INR	25,865	1,373	5	1,368
1-day MIBOR, 5.50%	Semi-annual	6.35%	Semi-annual	N/A	03/20/34	INR	25,865	1,543	5	1,538
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,496	(200,290)	120	(200,410)
1-day SOFR, 3.68%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,998	(319,982)	202	(320,184)
1-day SOFR, 3.68%	Annual	3.70%	Annual	N/A	01/06/35	USD	10,993	(227,100)	159	(227,259)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	03/27/35	USD	10,876	(184,804)	162	(184,966)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	5,392	(110,008)	80	(110,088)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.94%	Annual	N/A	04/27/36	EUR	13,198	59,710	261	59,449
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	4,853	232,431	80	232,351
4.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/29/43	USD	1,467	(10,118)	909	(11,027)
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	5,251	493,224	161	493,063
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	(182,566)	161	(182,727)
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/02/54	USD	31,109	2,934,224	9,605	2,924,619
1-day SONIA, 3.73%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(335,752)	11,145	(346,897)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	2,108	(136,456)	63	(136,519)
Tokyo Overnight Average Rate, 0.98%	Annual	2.87%	Annual	N/A	03/30/56	JPY	138,799	(79,515)	31	(79,546)
Tokyo Overnight Average Rate, 0.98%	Annual	2.88%	Annual	N/A	03/30/56	JPY	138,957	(76,939)	31	(76,970)
Tokyo Overnight Average Rate, 0.98%	Annual	2.89%	Annual	N/A	03/30/56	JPY	139,859	(76,348)	31	(76,379)
Tokyo Overnight Average Rate, 0.98%	Annual	2.95%	Annual	N/A	03/30/56	JPY	138,699	(66,152)	31	(66,183)
Tokyo Overnight Average Rate, 0.98%	Annual	2.98%	Annual	N/A	03/30/56	JPY	163,477	(71,110)	36	(71,146)
								$ 5,769,860	$ 41,009	$ 5,728,851

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$ (65,580)	$ 53,271	$ (118,851)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(38,286)	29,997	(68,283)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(11,879)	(2,038)	(9,841)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	(13,394)	5,974	(19,368)
							$ (129,139)	$ 87,204	$ (216,343)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	332	$ 12,100	$ 5,378	$ 6,722
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	105	3,826	2,285	1,541
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	130	6,817	5,355	1,462
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	82	4,299	2,689	1,610
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/28	B-	EUR	90	744	6,559	(5,815)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	148	1,223	11,146	(9,923)
ZF Europe Finance B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	145	12,866	8,778	4,088
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	290	27,896	18,461	9,435
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	290	27,897	18,900	8,997
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	662	103,334	82,777	20,557
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	N/R	EUR	143	24,822	16,756	8,066
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	EUR	191	33,074	23,360	9,714
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	103	12,930	9,046	3,884
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	USD	80	13,396	13,264	132
Ziggo Bond Company B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	169	810	4,549	(3,739)
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	152	728	2,071	(1,343)
Albion Financing 1 S.a r.l.	5.00	Quarterly	Bank of America N.A.	06/20/31	BB-	EUR	60	8,558	7,190	1,368
Zegona Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	BB	EUR	95	16,443	14,004	2,439
								$ 311,763	$ 252,568	$ 59,195

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Fixing Repo Rates 7-day, 1.54%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	$ 66,086	$ —	$ 66,086
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(342,682)	—	(342,682)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(309,509)	—	(309,509)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(2,287)	—	(2,287)
1-day BZDIOVER, 0.05%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(427,093)	—	(427,093)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(409,434)	—	(409,434)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(632,491)	—	(632,491)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(351,661)	—	(351,661)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(355,440)	—	(355,440)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(346,869)	—	(346,869)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,259	(55,744)	—	(55,744)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,207	(95,613)	—	(95,613)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,285	$ (62,148)	$ —	$ (62,148)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,259	(226,685)	—	(226,685)
									$ (3,551,570)	$ —	$ (3,551,570)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.80%, 3.68%	At Termination	Citibank N.A.	N/A	09/18/26	USD	2,671	$ 680	$ —	$ 680
1-day SOFR minus 0.50%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	4,269	(1,372)	—	(1,372)
1-day SOFR minus 0.50%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	1,822	(586)	—	(586)
1-day SOFR minus 0.40%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/18/26	USD	2,309	(793)	—	(793)
1-day SOFR minus 0.20%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	09/18/26	USD	1,159	(450)	—	(450)
1-day SOFR plus 0.30%, 3.68%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	2,391	(151)	—	(151)
									$ (2,672)	$ —	$ (2,672)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ABN AMRO Bank NV, GDR	Citibank N.A.	$ 1,905,601	05/27/27	0.26%	1D OBFR01	Monthly	$ 30,235
AMC Global Media, Inc., Class A	Barclays Bank PLC	213,236	08/23/26	0.20%	1D OBFR01	Monthly	14,368
AMC Global Media, Inc., Class A	JPMorgan Chase Bank N.A.	537,192	02/09/27	0.20%	1D OBFR01	Monthly	16,649
Citigroup, Inc.	JPMorgan Chase Bank N.A.	1,261,399	02/09/27	0.20%	1D OBFR01	Monthly	(36,049)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.	93,667	02/09/27	0.20%	1D OBFR01	Monthly	3,314
Total long positions of equity swaps							28,517
Short Contracts(b)
Community Financial System, Inc.	JPMorgan Chase Bank N.A.	(90,482)	02/09/27	(0.15)%	1D OBFR01	Monthly	(4,560)
CVB Financial Corp.	JPMorgan Chase Bank N.A.	(76,691)	02/09/27	(0.15)%	1D OBFR01	Monthly	(7,669)
Diageo PLC	Citibank N.A.	(755,959)	05/27/27	(0.25)%	1D OBFR01	Monthly	(784)
Domino’s Pizza, Inc.	Citibank N.A.	(293,044)	02/24/28	(0.15)%	1D OBFR01	Monthly	(923)
Dpc Holdings Ltd.	Barclays Bank PLC	(111,631)	08/23/26	(0.15)%	1D OBFR01	Monthly	(1,796)
EagleRock Land LLC, Class A	Barclays Bank PLC	(273,806)	08/23/26	(1.88)%	1D OBFR01	Monthly	(7,799)
Fervo Energy Co., Class A	Barclays Bank PLC	(3,476,307)	08/23/26	(0.88)%	1D OBFR01	Monthly	681,685
Flutter Entertainment PLC	JPMorgan Chase Bank N.A.	(394,620)	02/09/27	(0.15)%	1D OBFR01	Monthly	17,612
General Mills, Inc.	JPMorgan Chase Bank N.A.	(363,227)	02/09/27	(0.15)%	1D OBFR01	Monthly	(120)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.	$ (2,329,017)	02/09/27	(0.87)%	1D OBFR01	Monthly	$ (21,769)
LANXESS AG	JPMorgan Chase Bank N.A.	(574,166)	02/10/27	(1.00)%	1D ESTR	Monthly	1,169
Lululemon Athletica, Inc.	JPMorgan Chase Bank N.A.	(414,525)	02/09/27	(0.15)%	1D OBFR01	Monthly	7,131
Pagaya Technologies Ltd., Class A	Barclays Bank PLC	(1,136,020)	08/23/26	(0.50)%	1D OBFR01	Monthly	(237,894)
Pagaya Technologies Ltd., Class A	JPMorgan Chase Bank N.A.	(317,564)	02/09/27	(0.51)%	1D OBFR01	Monthly	(61,726)
Pernod Ricard SA	Citibank N.A.	(453,083)	05/27/27	(0.26)%	1D OBFR01	Monthly	(198)
Pernod Ricard SA	JPMorgan Chase Bank N.A.	(275,387)	02/10/27	(0.26)%	1D ESTR	Monthly	(1,045)
Planet Fitness, Inc., Class A	JPMorgan Chase Bank N.A.	(222,624)	02/09/27	(0.15)%	1D OBFR01	Monthly	(7,863)
RH	JPMorgan Chase Bank N.A.	(223,565)	02/09/27	(0.15)%	1D OBFR01	Monthly	(20,565)
SPDR Bloomberg High Yield Bond ETF	Citibank N.A.	(4,789,192)	02/24/28	(0.80)%	1D OBFR01	Monthly	(3,481)
Stellantis NV	Citibank N.A.	(374,764)	05/27/27	(0.26)%	1D OBFR01	Monthly	43,894
Stellantis NV	JPMorgan Chase Bank N.A.	(387,846)	02/10/27	(0.26)%	1D ESTR	Monthly	49,197
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.	(1,571,497)	02/09/27	(0.76)%	1D OBFR01	Monthly	(14,391)
Whirlpool Corp.	Citibank N.A.	(340,759)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,217)
Total short positions of equity swaps							382,888
Total long and short positions of equity swaps							411,405
Net dividends and financing fees							(39,587)
Total equity swap contracts including dividends and financing fees							$ 371,818

(a)
The Trust receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Trust pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 1,545,745	$ (794,964)	$ 13,210,117	$ (6,396,304)	$ —
OTC Swaps	341,810	(2,038)	1,012,035	(4,351,607)	—
Options Written	N/A	(5,009,539)	1,306,891	(7,832,525)	(11,535,173)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,355,047	$ —	$ 1,728,465	$ —	$ 4,083,512
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,408,922	—	—	4,408,922
Options purchased Investments at value — unaffiliated(b)	—	—	3,442,065	225,522	73,084	24,696	3,765,367
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	1,504,902	—	—	11,676,884	28,331	13,210,117
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	421,825	865,934	—	66,086	—	1,353,845
	$ —	$ 1,926,727	$ 6,663,046	$ 4,634,444	$ 13,544,519	$ 53,027	$ 26,821,763

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,426,748	$ —	$ 2,090,855	$ —	$ 4,517,603
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,028,673	—	—	1,028,673
Options written Options written at value	—	—	9,937,569	135,957	1,461,647	—	11,535,173
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	448,271	—	—	5,948,033	—	6,396,304
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	239,201	496,788	—	3,617,656	—	4,353,645
	$ —	$ 687,472	$ 12,861,105	$ 1,164,630	$ 13,118,191	$ —	$ 27,831,398

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (14,795,398)	$ —	$ 3,140,728	$ —	$ (11,654,670)
Forward foreign currency exchange contracts	—	—	—	5,953,003	—	—	5,953,003
Options purchased(a)	—	—	2,900,549	105,373	(403,621)	—	2,602,301
Options written	—	68,273	9,650,619	490,696	530,651	—	10,740,239
Swaps	—	107,753	189,197	—	1,459,858	—	1,756,808
	$ —	$ 176,026	$ (2,055,033)	$ 6,549,072	$ 4,727,616	$ —	$ 9,397,681
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 230,012	$ —	$ (90,841)	$ —	$ 139,171
Forward foreign currency exchange contracts	—	—	—	4,414,610	—	—	4,414,610
Options purchased(b)	—	—	277,228	152,887	196,279	(18,202)	608,192
Options written	—	—	(6,238,027)	(36,549)	(645,458)	—	(6,920,034)
Swaps	—	84,138	350,838	—	(13,797,289)	(37,146)	(13,399,459)
	$ —	$ 84,138	$ (5,379,949)	$ 4,530,948	$ (14,337,309)	$ (55,348)	$ (15,157,520)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$421,119,729
Average notional value of contracts — short	590,484,085
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	410,290,003
Average amounts sold — in USD	108,328,351
Options:
Average value of option contracts purchased	3,548,785
Average value of option contracts written	9,548,153
Average notional value of swaption contracts purchased	82,074,500
Average notional value of swaption contracts written	487,121,029
Credit default swaps:
Average notional value — buy protection	22,533,485
Average notional value — sell protection	34,153,512
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Interest rate swaps:
Average notional value — pays fixed rate	$244,394,692
Average notional value — receives fixed rate	1,155,899,745
Inflation swaps:
Average notional value — receives fixed rate	1,637,646
Total return swaps:
Average notional value	14,557,308
Equity swaps:
Average notional value — long	2,365,878
Average notional value — short	14,671,189
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 8,525,592	$ 2,966,580
Forward foreign currency exchange contracts	4,408,922	1,028,673
Options	3,765,367 (a)	11,535,173
Swaps — centrally cleared	—	808,509
Swaps — OTC(b)	1,353,845	4,353,645
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	18,053,726	20,692,580
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,967,657)	(13,712,658)
Total derivative assets and liabilities subject to an MNA	$ 6,086,069	$ 6,979,922

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 237,604	$ (237,604)	$ —	$ —	$ —
Barclays Bank PLC	4,062,273	(1,284,228)	—	—	2,778,045
BNP Paribas SA	648,831	(648,831)	—	—	—
Citibank N.A.	197,067	(197,067)	—	—	—
Deutsche Bank AG	37,398	(37,398)	—	—	—
Goldman Sachs International	18,838	(18,838)	—	—	—
HSBC Bank PLC	20,535	(7,039)	—	—	13,496
JPMorgan Chase Bank N.A.	483,957	(483,957)	—	—	—
Morgan Stanley & Co. International PLC	198,069	(198,069)	—	—	—
Standard Chartered Bank	91	(15)	—	—	76
State Street Bank and Trust Co.	480	(480)	—	—	—
Toronto-Dominion Bank	13,224	(5,472)	—	—	7,752
UBS AG	167,702	(15,334)	—	—	152,368
	$ 6,086,069	$ (3,134,332)	$ —	$ —	$ 2,951,737

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 1,134,821	$ (237,604)	$ —	$ (897,217)	$ —

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 1,284,228	$ (1,284,228)	$ —	$ —	$ —
BNP Paribas SA	930,346	(648,831)	—	(281,515)	—
Citibank N.A.	443,156	(197,067)	—	(190,000)	56,089
Deutsche Bank AG	194,772	(37,398)	—	(157,374)	—
Goldman Sachs International	689,500	(18,838)	—	(670,662)	—
HSBC Bank PLC	7,039	(7,039)	—	—	—
JPMorgan Chase Bank N.A.	1,041,015	(483,957)	—	(320,000)	237,058
Morgan Stanley & Co. International PLC	909,395	(198,069)	—	(711,326)	—
Nomura International PLC	192,512	—	—	—	192,512
Societe Generale	13,789	—	—	—	13,789
Standard Chartered Bank	15	(15)	—	—	—
State Street Bank and Trust Co.	78,941	(480)	—	—	78,461
Toronto-Dominion Bank	5,472	(5,472)	—	—	—
UBS AG	15,334	(15,334)	—	—	—
	$ 6,940,335	$ (3,134,332)	$ —	$ (3,228,094)	$ 577,909

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 49,962,468	$ 5,847,040	$ 55,809,508
Common Stocks
Canada	17,078,639	—	—	17,078,639
Chile	—	—	8,985	8,985
China	276,710	7,689,991	—	7,966,701
Denmark	—	3,539,079	—	3,539,079
France	—	16,571,829	—	16,571,829
Germany	311,100	6,072,006	—	6,383,106
Hong Kong	—	2,049,444	—	2,049,444
India	—	5,481,169	—	5,481,169
Israel	—	—	3,966	3,966
Italy	—	13,753,167	—	13,753,167
Japan	—	2,686,228	—	2,686,228
Luxembourg	—	—	56,965	56,965
Macau	—	252,408	—	252,408
Netherlands	—	28,446,680	—	28,446,680
South Korea	—	14,900,202	—	14,900,202
Spain	—	519,547	—	519,547
Sweden	—	—	—	—
Taiwan	27,857,613	2,872,079	—	30,729,692
United Kingdom	970,019	43,636,692	289,719	44,896,430
United States	704,172,067	56,130,364	20,709,289	781,011,720
Corporate Bonds
Angola	—	350,333	—	350,333
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Argentina	$ —	$ 154,061	$ —	$ 154,061
Australia	—	859,394	6,626,121	7,485,515
Austria	—	240,092	—	240,092
Belgium	—	195,173	—	195,173
Brazil	—	724,638	—	724,638
Canada	—	12,223,182	—	12,223,182
Chile	—	192,049	—	192,049
China	—	698,251	—	698,251
Colombia	—	223,376	—	223,376
Denmark	—	506,783	—	506,783
Finland	—	285,044	—	285,044
France	169,872	5,011,361	6,333,600	11,514,833
Germany	578,344	3,753,562	3,909,876	8,241,782
India	—	2,449,073	5,309,348	7,758,421
Ireland	—	203,943	—	203,943
Israel	—	113,865	—	113,865
Italy	—	4,722,756	—	4,722,756
Japan	—	2,502,047	—	2,502,047
Jersey	—	1,393,346	—	1,393,346
Kuwait	—	295,735	—	295,735
Luxembourg	—	4,258,653	—	4,258,653
Macau	—	191,340	—	191,340
Mexico	—	494,495	—	494,495
Morocco	—	343,612	—	343,612
Netherlands	—	1,602,796	—	1,602,796
Norway	—	575,293	—	575,293
Panama	—	222,256	—	222,256
Peru	—	460,533	—	460,533
Philippines	—	198,782	—	198,782
Saudi Arabia	—	199,600	—	199,600
Singapore	—	197,396	—	197,396
Slovenia	—	120,266	—	120,266
South Korea	—	398,792	—	398,792
Spain	—	683,590	—	683,590
Sweden	—	656,748	—	656,748
Switzerland	—	316,244	—	316,244
Thailand	—	455,375	—	455,375
Turkey	—	206,972	—	206,972
Ukraine	—	480,917	—	480,917
United Kingdom	—	11,055,070	1,430,563	12,485,633
United States	—	56,689,817	28,684,895	85,374,712
Vietnam	—	117,362	—	117,362
Fixed Rate Loan Interests	—	44,373	9,831,597	9,875,970
Floating Rate Loan Interests	—	39,358,620	40,350,607	79,709,227
Foreign Agency Obligations	—	11,660,725	—	11,660,725
Investment Companies	48,692,732	—	—	48,692,732
Municipal Bonds	—	3,699,873	—	3,699,873
Non-Agency Mortgage-Backed Securities	—	36,180,550	16,580,419	52,760,969
Preferred Securities
Capital Trusts	—	6,930,241	—	6,930,241
Preferred Stocks
United States	2,342,548	797,642	53,373,177	56,513,367
Germany	—	—	—	—
China	—	—	10,714,398	10,714,398
Finland	—	—	462,258	462,258
United Kingdom	—	—	311,351	311,351
U.S. Government Sponsored Agency Securities	—	190,378,734	—	190,378,734
Warrants
Brazil	—	—	—	—
Israel	—	—	219	219

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants (continued)
United Kingdom	$ —	$ —	$ 5,490	$ 5,490
United States	4,835	1,967	3,797,837	3,804,639
Short-Term Securities
Money Market Funds	29,388,400	—	—	29,388,400
Options Purchased
Equity Contracts	3,442,065	—	—	3,442,065
Foreign Currency Exchange Contracts	—	225,522	—	225,522
Interest Rate Contracts	—	73,084	—	73,084
Other Contracts	—	24,696	—	24,696
Unfunded Floating Rate Loan Interests(a)	—	48,313	7,054	55,367
Liabilities
Investments
TBA Sale Commitments	—	(15,240,750)	—	(15,240,750)
Unfunded Floating Rate Loan Interests(a)	—	—	(17,829)	(17,829)
	$ 835,284,944	$ 645,770,916	$ 214,626,945	1,695,682,805
Investments Valued at NAV(b)				3,967,310
				$ 1,699,650,115
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 1,584,917	$ —	$ 1,584,917
Equity Contracts	567,909	2,653,072	—	3,220,981
Foreign Currency Exchange Contracts	—	4,408,922	—	4,408,922
Interest Rate Contracts	1,728,465	11,742,970	—	13,471,435
Other Contracts	—	28,331	—	28,331
Liabilities
Credit Contracts	—	(685,434)	—	(685,434)
Equity Contracts	(12,360,710)	(500,395)	—	(12,861,105)
Foreign Currency Exchange Contracts	—	(1,164,630)	—	(1,164,630)
Interest Rate Contracts	(2,090,855)	(11,027,336)	—	(13,118,191)
	$ (12,155,191)	$ 7,040,417	$ —	$ (5,114,774)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2025	$ 6,048,210	$ 30,746,323	$ 57,112,667	$ 8,779,441	$ 42,179,586	$ 15,116,399	$ 72,876,415
Transfers into Level 3(a)	—	—	1,799,000	—	1,583,980	—	—
Transfers out of Level 3(b)	—	—	(6,003,510)	—	—	—	(353,279)
Accrued discounts/premiums	345	—	55,641	2,496	46,955	128,648	—
Net realized gain (loss)	(934,444)	—	159,284	2,788	78,680	13,759	1,800,697
Net change in unrealized appreciation (depreciation)(c)(d)	732,929	(7,823,835)	(1,157,202)	(39,804)	(2,047,587)	(469,758)	(1,582,881)
Purchases	—	3,549,075	6,527,148	1,466,897	4,063,413	2,896,692	—
Sales	—	(5,402,639)	(6,198,625)	(380,221)	(5,554,420)	(1,105,321)	(7,879,768)
Closing balance, as of June 30, 2026	$ 5,847,040	$ 21,068,924	$ 52,294,403	$ 9,831,597	$ 40,350,607	$ 16,580,419	$ 64,861,184
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (201,170)	$ 2,181,290	$ (1,094,811)	$ (43,481)	$ (2,038,815)	$ (469,758)	$ 2,233,963
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2025	$ (5,073)	$ 6,667,515	$ 239,521,483
Transfers into Level 3(a)	—	—	3,382,980
Transfers out of Level 3(b)	—	—	(6,356,789)
Accrued discounts/premiums	—	—	234,085
Net realized gain (loss)	—	(133,836)	986,928
Net change in unrealized appreciation (depreciation)(c)(d)	(5,702)	(2,730,133)	(15,123,973)
Purchases	—	—	18,503,225
Sales	—	—	(26,520,994)
Closing balance, as of June 30, 2026	$ (10,775)	$ 3,803,546	$ 214,626,945
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (1,101)	$ 297,966	$ 864,083

(a)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $24,979,962.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$21,002,968	Market	Revenue Multiple	1.05x - 32.14x	5.07x
			Volatility	46% - 80%	76%
			Time to Exit	0.9 - 5.0 years	2.7 years
			EBITDA	10.25x	—
			Gross Profit Multiple	5.00x	—
			Discount for lack of marketability	12%	—
		Income	Discount Rate	10%	—

Asset Backed Securities	4,732,200	Income	Discount Rate	7%	—

Non-Agency Mortgage-Backed Securities	3,389,274	Income	Discount Rate	8%	—

Corporate Bonds	47,932,213	Income	Discount Rate	7% - 34%	14%

		Market	Volatility	58%	—
			Time to Exit	1.5 years	—
			Direct Profit Multiple	2.00x	—

Floating Rate Loan Interest	35,564,596	Income	Discount Rate	6% - 21%	15%
		Market	EBITDA Multiple	5.00x	—

Fixed Rate Loan Interests	8,361,025	Income	Discount Rate	7% - 8%	7%

Preferred Stocks	64,861,164	Market	Revenue Multiple	1.05x - 23.75x	9.85x
			Volatility	69% - 80%	74%
			Time to Exit	1.0 - 5.0 years	3.3 years
			EBITDA Multiple	9.00x	—
			EBITDAR Multiple	9.50x	—
			Market Adjustment Multiple	0.20x - 1.30x	1.27x
		Income	Discount Rate	9% - 17%	13%

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Capital Allocation Term Trust (BCAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Warrants	$3,803,543	Market	Revenue Multiple	5.0x - 9.75x	7.81x
			Volatility	60% - 70%	70%
			Time to Exit	1.0 - 3.0 years	3.0 years
		Income	Discount Rate	11%	—

	$189,646,983

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.1%
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 10/17/37	USD	1,000	$ 267,890
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.18%, 01/20/37		250	249,825
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.48%, 01/20/38		250	247,965
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.59%, 10/17/32		250	250,366
			1,016,046
Ireland(a)(c) — 0.7%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 6.03%, 02/15/37	EUR	270	313,445
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.48%, 11/15/37		300	343,559
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.57%, 04/25/39		350	405,743
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 5.47%, 07/25/39		160	184,251
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 5.70%, 01/15/38		430	492,483
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 5.00%, 01/15/39		230	263,333
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.35%, 10/15/38		110	126,187
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.00%, 04/15/38		160	183,510
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.25%, 01/15/38		170	195,643
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.42%, 10/25/37		350	399,924
CIFC European Funding CLO II DAC, Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.20%, 10/15/39		210	240,594
CIFC European Funding CLO III DAC, Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39		100	113,857
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.30%, 10/15/37		230	261,550
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.62%, 01/23/38		290	330,137
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.42%, 11/20/38		220	250,618
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 5.08%, 08/15/33		700	794,548
Elm Park CLO DAC, Series 1X, Class DR3, (3-mo. EURIBOR + 3.20%), 5.40%, 01/15/38		100	114,142
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.98%, 02/15/38		300	340,472
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.30%), 5.54%, 10/20/38		210	243,419
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.77%, 04/25/39		330	377,117
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.30%, 01/15/38		220	253,042
Security		Par (000)	Value
Ireland (continued)
Jubilee CLO XXIX DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.40%, 01/15/39	EUR	370	$ 425,019
Newbridge Park CLO DAC, Series 1X, Class D, (3-mo. EURIBOR + 2.50%), 4.70%, 04/15/40		210	237,675
Palmer Square European Loan Funding DAC
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.43%, 05/15/34		270	310,382
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.33%, 05/15/34		220	252,931
Penta CLO DAC, Series 2024-17X, Class DR, (3-mo. EURIBOR + 2.60%), 4.88%, 02/15/39		170	193,825
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.40%, 10/15/38		238	272,550
Providus CLO XIV DAC, Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40		100	114,284
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.17%, 10/25/37		290	333,320
Series 2025-3X, Class D, (3-mo. EURIBOR + 3.10%), 5.18%, 01/15/40		160	184,564
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.70%, 07/15/38		190	217,702
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 04/20/37		470	541,902
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.50%, 08/25/38		180	207,713
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.24%, 04/16/39		350	401,641
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38		380	438,147
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.65%, 01/15/38		320	370,471
Victory Street CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.10%), 5.20%, 01/15/39		250	287,971
			11,017,671
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	272	375,813
United States — 2.1%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	USD	3,000	2,964,871
Home Partners of America Trust(b)
Series 2021-2, Class F, 3.80%, 12/17/26		2,398	2,371,299
Series 2021-3, Class F, 4.24%, 01/17/41		3,576	3,307,863
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36(b)		470	440,508
Mill City Solar Loan Ltd.(b)
Series 2019-1A, Class C, 5.92%, 03/20/43		886	698,250
Series 2019-1A, Class D, 7.14%, 03/20/43		1,366	997,120
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		228	199,352
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39(b)		3,000	2,956,743
Progress Residential Trust(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,477	2,411,632
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,881,006
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,310,130
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,925,929
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,940,079
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,681,961

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)(b)	USD	3,500	$ 3,306,538
Silver Point Euro CLO 1 DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.10%, 01/15/39(a)(c)	EUR	110	126,691
Tricon Residential Trust, Series 2022-SFR1, Class E2, 5.74%, 04/17/39(b)	USD	1,200	1,189,023
			32,708,995
Total Asset-Backed Securities — 2.9% (Cost: $46,719,443)			45,118,525

	Shares
Common Stocks
Canada — 0.7%
Cameco Corp.	97,101	9,890,708
Enbridge, Inc.	22,000	1,193,033
		11,083,741
China — 0.5%
Alibaba Group Holding Ltd., ADR	910	87,342
BYD Co. Ltd., Class H	537,000	4,975,797
Contemporary Amperex Technology Co. Ltd., Class H	4,915	442,739
Tencent Holdings Ltd.	43,880	2,421,410
		7,927,288
Denmark — 0.4%
DSV A/S	26,782	6,372,865
France — 2.7%
Arkema SA	23,423	1,477,523
EssilorLuxottica SA	1,640	307,945
Hermes International SCA	2,703	4,942,959
LVMH Moet Hennessy Louis Vuitton SE	2,716	1,502,111
Schneider Electric SE	65,619	21,472,220
Societe Generale SA	96,113	8,506,971
TotalEnergies SE	60,258	4,678,598
		42,888,327
Germany — 0.5%
Siemens AG, Class N, Registered Shares	10,625	3,416,012
Siemens Energy AG(d)	21,092	4,021,010
		7,437,022
Hong Kong — 0.1%
AIA Group Ltd.	237,600	2,175,283
India — 0.3%
LG Electronics India Ltd.(d)	32,102	527,352
Mahindra & Mahindra Ltd.	67,958	2,210,319
SBI Life Insurance Co. Ltd.(b)	84,922	1,585,079
		4,322,750
Israel — 0.0%
Deep Instinct Ltd.(d)(e)	52,360	3,142
Italy — 1.2%
Intesa Sanpaolo SpA	108,393	745,016
UniCredit SpA	193,542	17,344,990
		18,090,006
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.	136,300	2,715,495
Security	Shares	Value
Luxembourg — 0.0%
New Kleo Holdco(d)(e)	33,642	$ 57,659
Netherlands — 3.1%
ABN AMRO Bank NV	65,372	2,780,390
ASML Holding NV	19,732	39,072,821
ING Groep NV	222,902	7,033,293
		48,886,504
Norway — 0.0%
Equinor ASA, ADR(f)	24,000	753,600
South Korea — 1.2%
Samsung Electronics Co. Ltd.	58,891	13,067,743
SK Hynix, Inc.	2,869	5,062,586
		18,130,329
Spain — 0.0%
CaixaBank SA	37,354	529,238
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944), Preference Shares(d)(e)(g)	2,492	—
Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	2,287,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110,149	52,603,858
		54,891,675
United Kingdom — 2.0%
AstraZeneca PLC	39,343	7,345,503
Compass Group PLC	134,232	4,336,947
National Grid PLC	772,951	12,748,839
RELX PLC	191,765	6,060,696
Shell PLC	25,288	979,472
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(d)(e)(g)	566	132,778
		31,604,235
United States — 55.7%
AbbVie, Inc.	40,836	10,275,971
Advanced Micro Devices, Inc.(d)	19,414	11,277,787
Alphabet, Inc., Class C	154,434	54,566,165
Amazon.com, Inc.(d)	109,117	26,006,946
Anthropic PBC, Series G(d)(e)	2,921	1,720,497
Apple, Inc.	170,088	49,216,664
AppLovin Corp., Class A(d)	1,891	974,300
Arista Networks, Inc.(d)	20,111	3,416,457
Bank of America Corp.(h)	205,574	11,713,607
Booking Holdings, Inc.	8,549	1,523,774
Boston Scientific Corp.(d)	58,348	2,490,293
Broadcom, Inc.	68,354	25,820,723
Cadence Design Systems, Inc.(d)	28,243	10,600,163
Capital One Financial Corp.	17,013	3,413,148
Carrier Global Corp.	4,002	293,547
Caterpillar, Inc.	8,000	8,519,200
Cerebras Systems, Inc., Class A(d)(f)	5,097	1,126,437
Cheniere Energy, Inc.	9,325	2,228,768
Cisco Systems, Inc.	126,001	14,800,077
Citigroup, Inc.	133,944	18,746,802
Citizens Financial Group, Inc.	88,666	6,212,827
Coinbase Global, Inc., Class A(d)	1,670	244,137
CoreWeave, Inc., Class A(d)	15,915	1,584,179
Costco Wholesale Corp.	15,546	14,542,817
CRH PLC	85,424	9,140,368
Crowdstrike Holdings, Inc., Class A(d)	1,543	1,177,525
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CSX Corp.	152,289	$ 7,238,296
D.R. Horton, Inc.	27,208	4,431,639
Datadog, Inc., Class A(d)	21,018	5,472,246
Delta Air Lines, Inc.	107,554	10,073,508
DF Residential III LP(d)(e)	2,270,079	2,247,378
Eaton Corp. PLC	15,984	6,811,102
Edwards Lifesciences Corp.(d)	58,979	5,335,240
Eli Lilly & Co.	33,520	40,204,894
Estee Lauder Cos., Inc., Class A	39,994	3,157,526
Fifth Third Bancorp	130,106	7,334,075
First Solar, Inc.(d)	1,478	348,749
Flyr AS, Series D X, Preference Shares(d)(e)	392,187	4
Fox Corp., Class B	13,614	637,680
Freeport-McMoRan, Inc.	83,246	5,235,341
Freewire Equity(d)(e)	63	—
GE Vernova, Inc.	8,358	9,819,480
General Electric Co.	24,180	9,036,791
Gilead Sciences, Inc.	30,328	3,831,640
Goldman Sachs Group, Inc.	8,838	8,938,488
Hilton Worldwide Holdings, Inc.	24,267	8,019,273
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(d)(e)(g)	2,660,000	1,835,400
Home Depot, Inc.	22,473	7,925,778
Intel Corp.(d)	69,541	9,710,010
Intuitive Surgical, Inc.(d)	26,449	10,518,238
Johnson & Johnson	32,777	8,324,375
JPMorgan Chase & Co.	27,848	9,115,486
Keysight Technologies, Inc.(d)	2,632	921,384
KLA Corp.	1,637	493,899
Lam Research Corp.	17,336	7,512,209
Linde PLC	16,578	8,602,987
Live Nation Entertainment, Inc.(d)(f)	34,664	6,347,325
Lumentum Holdings, Inc.(d)	3,416	2,931,133
Marsh & McLennan Cos., Inc.	79,797	13,299,766
Marvell Technology, Inc.	6,144	1,830,236
Mastercard, Inc., Class A	32,381	16,630,882
McDonald’s Corp.	13,230	3,576,201
McKesson Corp.	11,508	8,695,445
Merck & Co., Inc.	53,161	6,831,188
Meta Platforms, Inc., Class A	24,607	13,860,877
Micron Technology, Inc.	39,477	45,567,906
Microsoft Corp.(h)	87,182	32,520,630
MongoDB, Inc., Class A(d)	8,123	2,728,516
Netflix, Inc.(d)(f)	65,288	4,661,563
NextEra Energy, Inc.	211,238	18,540,359
NVIDIA Corp.(h)	316,873	63,403,119
Oracle Corp.	24,451	3,583,294
Palo Alto Networks, Inc.(d)	11,376	3,879,444
Parker-Hannifin Corp.	7,695	7,526,633
PepsiCo, Inc.	19,669	2,663,183
Progressive Corp.	21,735	4,748,011
Quest Diagnostics, Inc.	2,391	506,772
Roche Holding AG	10,649	4,377,658
Rockwell Automation, Inc.	6,867	3,399,714
Ross Stores, Inc.	3,255	692,827
RSA Security LLC(d)(e)	1,707	—
RSA Security LLC, Preference Shares(d)(e)	93,843	1
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(d)(g)	115,000	1,742,396
Snowflake, Inc., Class A(d)	8,888	2,261,996
Sonder Holdings, Inc., Class A(d)	15,727	—
Source Global PBC(d)(e)	4,243	339
Security	Shares	Value
United States (continued)
Starbucks Corp.	23,388	$ 2,390,020
Stryker Corp.	19,262	6,064,448
Synopsys, Inc.(d)	943	420,644
Targa Resources Corp.	11,960	3,206,954
Tesla, Inc.(d)	24,072	10,124,683
Texas Instruments, Inc.	8,406	2,505,576
Thermo Fisher Scientific, Inc.	15,060	7,550,482
TJX Cos., Inc.	29,359	4,447,888
Trane Technologies PLC	31,482	15,462,699
Uber Technologies, Inc.(d)	31,427	2,267,772
Union Pacific Corp.	37,940	10,319,680
United Airlines Holdings, Inc.(d)	34,518	4,694,103
UnitedHealth Group, Inc.	13,040	5,419,815
Verizon Communications, Inc.	26,910	1,139,369
Vertex Pharmaceuticals, Inc.(d)	14,878	7,390,349
Vertiv Holdings Co., Class A	1,636	547,766
Walmart, Inc.	86,313	9,775,810
Walt Disney Co.	101,129	9,733,666
Zeitview, Series E3, Preference Shares(d)(e)	977,080	742,483
Zoom Communications, Inc., Class A(d)	987	85,188
		875,863,104
Total Common Stocks — 72.1% (Cost: $699,868,056)		1,133,732,263

		Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.25%, 01/22/31(b)	USD	350	350,333
Australia — 0.5%
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30(b)		153	154,920
Mineral Resources Ltd.(b)
7.00%, 04/01/31		13	13,456
6.25%, 05/01/34		115	113,079
Oceana Australian Fixed Income Trust, A Note Upsize(e)
10.50%, 07/31/28	AUD	3,541	2,433,225
Class A, 12.50%, 07/31/26		2,524	1,749,763
Class A, 12.50%, 07/31/27		4,206	2,959,490
			7,423,933
Austria — 0.0%
ams-OSRAM AG, 7.25%, 05/31/32(c)	EUR	206	242,446
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	USD	2,189	2,749,715
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		600	585,518
			3,335,233
Canada — 0.1%
Air Canada, 3.88%, 08/15/26(b)		60	59,925
Bombardier, Inc.(b)
8.75%, 11/15/30		47	49,681
7.25%, 07/01/31		84	87,891
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		138	128,422
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
4.38%, 01/15/28		106	104,796

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Canada (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)
6.13%, 06/15/29	USD	75	$ 76,125
5.63%, 09/15/29		24	24,125
4.00%, 10/15/30		27	25,489
Garda World Security Corp.(b)
8.25%, 08/01/32		154	157,592
8.38%, 11/15/32		103	105,374
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)		66	67,318
Mattamy Group Corp., 6.00%, 12/15/33(b)		84	80,632
Methanex Corp., 5.13%, 10/15/27		233	232,769
NOVA Chemicals Corp.(b)
5.25%, 06/01/27		108	108,084
7.00%, 12/01/31		52	54,642
Open Text Corp., 3.88%, 12/01/29(b)		60	55,167
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		31	28,398
RB Global Holdings, Inc., 6.75%, 03/15/28(b)		100	101,338
Rogers Communications, Inc., (5-year CMT + 2.62%), 7.13%, 04/15/55(a)		112	115,070
			1,662,838
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.45%, 02/24/31(a)	EUR	148	164,930
TDC Brands A/S, 8.00%, 04/30/31(c)		300	347,425
			512,355
Finland(c) — 0.0%
Citycon Treasury BV, 5.38%, 07/08/31		100	109,868
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		162	186,701
			296,569
France — 0.4%
Afflelou SAS, 6.00%, 07/25/29(c)		199	234,892
Altice France SA, 7.25%, 11/01/29(c)		176	203,050
Atos Group(c)
8.13%, 05/21/31		353	398,728
9.73%, 12/18/26(i)		239	312,897
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(c)		137	156,513
Clariane SE(c)
0.88%, 03/06/27(j)		251	173,105
6.88%, 04/15/31		134	157,089
Egis SA, 5.13%, 05/15/31(c)		216	251,108
Forvia SE, 5.50%, 06/15/31(c)		360	421,176
Goldstory SAS, 6.75%, 02/01/30(c)		328	383,442
HomeVi SASU, 6.63%, 10/31/31(c)		135	156,677
Iliad Holding SAS, 7.00%, 10/15/28(b)	USD	200	200,858
Kapla Holding SAS(c)
5.13%, 04/30/32	EUR	100	114,984
(3-mo. EURIBOR + 3.00%), 5.20%, 04/30/33(a)		149	172,119
Loxam SAS, 6.38%, 05/31/29(c)		596	700,743
Lune Holdings SARL, 5.63%, 11/15/28(c)		315	3,599
New Immo Holding SA(c)
5.88%, 04/17/28		100	116,776
4.88%, 12/08/28		300	343,853
5.50%, 04/23/31		100	114,653
Security		Par (000)	Value
France (continued)
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	200	$ 230,147
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		500	592,203
Schneider Electric SE, 0.25%, 09/30/34(c)(j)		300	349,804
			5,788,416
Germany — 0.5%
alstria SARL(c)
4.25%, 10/15/29		200	223,496
5.50%, 03/20/31		100	114,135
BRANICKS Group AG, 2.25%, 09/22/26(c)		100	64,920
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(i)		440	455,370
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		121	130,520
Gruenenthal GmbH, 4.63%, 11/15/31(c)		214	245,785
HT Troplast GmbH, 07/15/31(c)(k)		100	115,907
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(c)(l)		250	305,214
K&S AG, 0.63%, 06/16/31(c)(j)		100	113,773
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(a)(e)(l)		3,859	3,505,406
Mahle GmbH, 6.50%, 05/02/31(c)		499	594,231
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.53%, 10/15/32(a)(c)		214	245,148
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.95%, 07/01/29(a)(c)		242	279,916
RAG-Stiftung, 1.45%, 12/16/31(c)(j)		200	233,428
Schaeffler AG(c)
4.25%, 04/01/28		100	115,292
5.38%, 04/01/31		100	119,316
5.00%, 05/13/33		100	115,637
TAG Immobilien AG, 0.63%, 03/11/31(c)(j)		100	122,949
TUI Cruises GmbH, 5.00%, 05/15/30(c)		108	125,208
Vonovia SE, Series B, 0.88%, 05/20/32(c)(j)		100	108,194
ZF Europe Finance BV(c)
7.00%, 06/12/30		100	121,477
5.50%, 02/17/32		100	113,040
ZF North America Capital, Inc.(b)
6.88%, 04/14/28	USD	150	153,417
7.13%, 04/14/30		300	302,367
6.75%, 04/23/30		194	192,375
7.50%, 03/24/31		153	154,032
			8,370,553
Ireland — 0.1%
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.91%, 05/15/28(a)(c)	EUR	102	111,948
GGAM Finance Ltd.(b)
8.00%, 02/15/27	USD	55	55,126
8.00%, 06/15/28		157	162,442
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP	364	400,108
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(b)	USD	200	160,704
			890,328
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV, 4.13%, 06/01/31	EUR	261	$ 299,710
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	118	117,528
			417,238
Italy — 0.2%
Cesar Spa(c)
6.50%, 09/30/31	EUR	241	281,700
(3-mo. EURIBOR + 4.25%), 6.54%, 09/30/31(a)		135	156,219
Dolcetto Holdco SpA, 5.63%, 07/14/32(c)		166	190,782
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		156	185,299
Fedrigoni SpA, 6.13%, 06/15/31(c)		410	475,267
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(l)		243	257,406
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.40%, 02/05/31(a)(c)		100	115,368
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.95%, 04/15/29(a)(c)		411	475,004
Italmatch Chemicals SpA, (3-mo. EURIBOR + 4.13%), 6.42%, 02/05/31(a)(c)		100	115,303
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		100	115,841
Kiko SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 01/15/32(a)(c)		183	210,919
Multiversity SpA(c)
7.13%, 05/17/31		137	162,463
(3-mo. EURIBOR + 4.25%), 6.40%, 05/17/31(a)		125	144,061
Rossini SARL(c)
6.75%, 12/31/29		149	176,382
(3-mo. EURIBOR + 3.88%), 6.17%, 12/31/29(a)		90	103,532
TeamSystem SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 07/01/32(a)(c)		125	140,324
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	78	89,567
			3,395,437
Japan — 0.2%
Kioxia Holdings Corp., 6.25%, 07/24/30(b)		200	206,314
Nissan Motor Co. Ltd.
5.25%, 07/17/29(c)	EUR	231	267,640
4.81%, 09/17/30(b)	USD	396	368,810
7.75%, 07/17/32(b)		200	207,291
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	182	211,132
3.38%, 07/06/29		100	109,571
6.38%, 04/22/30		126	147,540
5.88%, 07/10/31		370	424,106
7.00%, 04/22/32		159	189,368
5.75%, 07/08/32		357	405,415
6.38%, 07/10/33		230	263,598
7.38%, 04/22/34		163	194,079
			2,994,864
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.38%, 03/31/29(c)	GBP	196	206,920
10.38%, 03/31/29		100	105,282
Deepocean Ltd., 6.00%, 04/08/31(c)	EUR	100	117,096
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 07/15/33(c)(k)		100	115,110
TER Finance Jersey Ltd., 04/09/32(k)		483	551,679
			1,096,087
Security		Par (000)	Value
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(l)	EUR	356	$ 458,697
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)		186	219,982
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(c)		303	345,649
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	USD	250	263,770
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	485	555,854
INEOS Finance PLC(c)
6.38%, 04/15/29		393	441,677
7.25%, 03/31/31		101	109,872
ION Platform Finance SARL(c)
7.88%, 05/01/29		292	300,312
6.50%, 09/30/30		128	117,398
6.88%, 09/30/32		100	84,661
Kleopatra Finco SARL, (6.00% PIK), 2.00%, 01/30/31(l)		340	326,009
Luna 25 SARL, 5.50%, 07/01/32(c)		100	115,871
Maxam Prill SARL, 6.00%, 07/15/30(c)		456	531,773
Summer BC Holdco B SARL, 5.88%, 02/15/30(c)		201	201,305
Vivion Investments SARL(c)
5.63%, 06/08/30		308	340,304
(6.50% PIK), 6.50%, 02/28/29(l)		256	294,722
			4,707,856
Netherlands — 0.1%
Boels Topholding BV, 5.75%, 05/15/30(c)		335	393,305
Nouryon Finance BV, 07/15/31(c)(k)		123	142,783
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	580	548,512
VZ Secured Financing BV
5.00%, 01/15/32(b)		200	175,035
5.25%, 01/15/33(c)	EUR	358	389,703
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	540	474,243
			2,123,581
Norway — 0.0%
Athomstart Invest 1083 A/S, (3-mo. EURIBOR + 6.00%), 8.28%, 06/04/30(a)(b)(c)	EUR	500	575,293
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)		104	122,625
Spain(c) — 0.0%
Grifols SA, 7.50%, 05/01/30		62	73,213
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(j)		100	142,655
			215,868
Sweden(c) — 0.1%
Heimstaden AB, 7.36%, 01/24/31		107	124,377
Intrum Investments And Financing AB, 8.00%, 09/11/27(d)(m)		216	247,171
Stena International SA, 7.25%, 01/15/31	USD	327	334,328
			705,876
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF	270	334,846
United Kingdom — 0.7%
Alexandrite Monnet U.K. Holdco PLC, 6.88%, 05/31/31(c)	EUR	128	147,308
Amber Finco PLC, 6.63%, 07/15/29(c)		200	236,724
Ardonagh Finco Ltd.
6.88%, 02/15/31(c)		1,052	1,209,805
7.75%, 02/15/31(b)	USD	200	202,253

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
BCP V Modular Services Finance II PLC(c)
6.13%, 11/30/28	GBP	300	$ 374,505
6.50%, 07/10/31	EUR	555	548,531
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	436	543,281
Biffa Group Holdings Ltd.(c)
5.25%, 06/15/31	EUR	115	131,733
7.38%, 06/15/31	GBP	100	133,735
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	202	234,563
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	136,479
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	200	210,449
Co-Operative Group Ltd., 8.25%, 12/15/31(c)	GBP	126	171,519
Deuce Finco PLC, (3-mo. EURIBOR + 3.50%), 5.90%, 11/20/32(a)(c)	EUR	128	148,606
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	203	281,308
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)	EUR	306	341,222
Global Switch Finance BV, 1.38%, 10/07/30(c)		224	236,741
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	290	385,274
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(b)	USD	200	179,276
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	178	186,380
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29(b)	USD	200	198,458
Mobico Group PLC, 4.88%, 09/26/31(c)	EUR	306	278,898
Motion Finco SARL, 7.38%, 06/15/30(c)		104	103,187
Neoen Finco PLC, 5.50%, 06/15/31(c)		223	259,560
Ocado Group PLC, 11.00%, 06/15/30(c)	GBP	146	203,950
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR	290	343,112
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP	281	387,165
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		155	209,912
(3-mo. EURIBOR + 6.63%), 8.91%, 07/31/29(a)	EUR	125	144,142
Virgin Media Secured Finance PLC, 4.25%, 01/15/30(c)	GBP	292	340,237
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)		165	179,557
4.75%, 07/15/31(b)	USD	200	164,331
5.63%, 04/15/32(c)	EUR	469	471,625
6.75%, 01/15/33(b)	USD	200	169,333
Zegona Finance PLC(c)
6.75%, 07/15/29	EUR	760	898,709
01/15/32(k)		263	301,654
			10,693,522
United States — 5.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)	USD	100	102,942
Acrisure LLC/Acrisure Finance, Inc.(b)
7.50%, 11/06/30		218	206,759
6.75%, 07/01/32		114	102,465
AdaptHealth LLC, 5.13%, 03/01/30(b)		50	48,512
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)		215	218,490
ADT Security Corp., 4.13%, 08/01/29(b)		88	84,373
Advance Auto Parts, Inc., 7.38%, 08/01/33(b)		161	166,872
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.50%, 03/15/29		100	94,999
4.88%, 02/15/30		162	156,744
5.63%, 03/31/32		119	115,050
Security		Par (000)	Value
United States (continued)
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	USD	200	$ 207,551
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
5.88%, 11/01/29		157	153,444
7.38%, 10/01/32		224	222,333
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		217	216,045
6.88%, 06/15/30		161	165,443
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(c)	GBP	100	131,780
Allison Transmission, Inc., 5.88%, 12/01/33(b)	USD	100	99,690
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		100	98,920
Alpha Generation LLC, 6.75%, 10/15/32(b)		115	117,116
American Airlines, Inc., 7.25%, 02/15/28(b)		19	19,231
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		160	160,311
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)		181	178,804
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)		70	66,715
Amgen, Inc., 2.77%, 09/01/53		2,025	1,195,313
AmWINS Group, Inc., 6.38%, 02/15/29(b)		211	212,032
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		100	100,359
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		144	155,345
Aramark Services, Inc., 5.00%, 02/01/28(b)		186	185,627
Arches Buyer, Inc., 4.25%, 06/01/28(b)		101	98,978
Ardagh Group SA
9.50%, 12/01/30(c)		419	447,693
(4.50% Cash + 7.50% PIK), 11.00%, 12/01/30(c)(l)	EUR	435	470,972
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(b)(l)	USD	207	197,828
Aretec Group, Inc., 10.00%, 08/15/30(b)		108	113,760
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		61	63,574
11.50%, 10/01/31		38	40,723
Asbury Automotive Group, Inc.
4.50%, 03/01/28		26	25,738
4.63%, 11/15/29(b)		61	59,398
4.75%, 03/01/30		195	189,586
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		77	76,320
ATI, Inc., 7.25%, 08/15/30		110	114,210
Avantor Funding, Inc., 4.63%, 07/15/28(b)		147	145,457
Avient Corp., 7.13%, 08/01/30(b)		78	79,436
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)		153	154,506
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		150	155,815
Axon Enterprise, Inc., 6.13%, 03/15/30(b)		85	86,697
Azorra Finance Ltd., 7.75%, 04/15/30(b)		100	103,841
Ball Corp., 6.00%, 06/15/29		130	132,093
Bath & Body Works, Inc., 6.63%, 10/01/30(b)		138	140,772
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		211	216,802
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 6.08%, 01/15/31(a)(c)	EUR	100	115,111
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	33	31,207
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Beach Acquisition Bidco LLC
5.25%, 07/15/32(c)	EUR	137	$ 159,368
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(b)(l)	USD	111	125,829
Beignet Investor LLC, 6.58%, 05/30/49(b)		3,057	3,118,607
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		100	101,281
Block, Inc.
5.63%, 08/15/30(b)		53	53,133
6.50%, 05/15/32		137	139,865
Brink’s Co., 4.63%, 10/15/27(b)		129	128,243
Builders FirstSource, Inc.(b)
5.00%, 03/01/30		74	72,542
6.38%, 03/01/34		15	15,164
6.75%, 05/15/35		76	77,487
CACI International, Inc., 6.38%, 06/15/33(b)		29	29,412
Carnival Corp. Ltd.(b)
5.75%, 08/01/32		100	100,977
6.13%, 02/15/33		37	37,449
Carvana Co., (9.00% PIK), 9.00%, 06/01/31(b)(l)		148	163,334
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		104	101,740
4.25%, 02/01/31		337	303,496
4.75%, 02/01/32		298	265,808
7.00%, 02/01/33		150	147,103
7.38%, 02/01/36		200	196,137
Centene Corp.
3.00%, 10/15/30		133	120,371
2.50%, 03/01/31		19	16,600
Century Communities, Inc., 6.63%, 09/15/33(b)		78	78,761
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)		363	356,185
Chart Industries, Inc., 7.50%, 01/01/30(b)		92	94,984
Chemours Co., 7.88%, 03/15/34(b)		165	165,804
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		145	149,521
CHS/Community Health Systems, Inc., 9.75%, 01/15/34(b)		357	372,737
Cinemark USA, Inc., 7.00%, 08/01/32(b)		117	120,704
Cipher Compute LLC, 7.13%, 11/15/30(b)		56	58,213
Citigroup, Inc.(a)
6.35%, 09/09/30		2,000	1,955,924
5.92%, 12/11/30		893	847,607
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)		120	122,554
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)		81	77,897
Clear Channel Outdoor Holdings, Inc.(b)
7.88%, 04/01/30		121	126,043
7.13%, 02/15/31		107	110,798
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		100	99,081
3.75%, 02/15/31		199	184,576
Cleveland-Cliffs, Inc.(b)
7.00%, 03/15/32		16	15,874
7.63%, 01/15/34		267	266,632
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		100	97,028
9.00%, 09/30/29		189	183,449
8.25%, 06/30/32		170	159,332
6.63%, 08/15/33		168	145,655
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		36	35,955
8.75%, 04/15/30		183	180,513
Security		Par (000)	Value
United States (continued)
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)	USD	111	$ 99,872
Commercial Metals Co., 6.00%, 12/15/35(b)		70	69,819
Constellation Energy Generation LLC, 4.63%, 02/01/29(b)		143	142,176
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(b)		98	98,769
Core Scientific Finance I LLC, 7.75%, 05/15/31(b)		100	101,406
CoreWeave, Inc.
9.25%, 06/01/30(b)		103	103,669
9.75%, 10/01/31(b)		848	846,129
8.50%, 07/15/32(c)	EUR	572	643,296
9.63%, 07/15/32(b)	USD	100	98,505
CRC Insurance Group LLC, 7.13%, 06/01/31(b)		269	268,142
Credit Acceptance Corp., 6.63%, 03/15/30(b)		119	119,190
CrossCountry Intermediate HoldCo LLC(b)
6.50%, 10/01/30		38	37,454
6.75%, 12/01/32		75	72,411
CSC Holdings LLC, 5.38%, 02/01/28(b)		1,294	811,144
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		28	28,022
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.38%, 04/15/34(b)		84	83,832
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR	210	241,969
Darling Ingredients, Inc., 5.25%, 04/15/27(b)	USD	148	147,888
DaVita, Inc.(b)
6.88%, 09/01/32		161	166,043
6.75%, 07/15/33		74	76,357
Directv Financing LLC, 8.88%, 02/01/30(b)		114	115,883
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
10.00%, 02/15/31		234	242,823
9.25%, 06/01/32		166	168,664
Discovery Communications LLC
5.00%, 09/20/37		155	121,675
6.35%, 06/01/40		260	215,800
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(l)		35	35,581
10.75%, 11/30/29		479	517,617
Edgewell Personal Care Co., 4.13%, 04/01/29(b)		109	105,376
Eli Lilly & Co., 5.00%, 02/09/54		2,640	2,436,296
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)		112	114,501
Encompass Health Corp.
4.63%, 04/01/31		19	18,345
5.88%, 06/01/34(b)		125	124,741
Encore Capital Group, Inc., (3-mo. EURIBOR + 3.25%), 5.44%, 07/15/33(a)(c)	EUR	106	122,624
Endo Finance Holdings LP, 8.50%, 04/15/31(b)	USD	90	94,609
Energizer Holdings, Inc., 6.00%, 09/15/33(b)		102	98,140
Entegris, Inc., 4.75%, 04/15/29(b)		106	104,750
EquipmentShare.com, Inc.(b)
8.63%, 05/15/32		149	154,995
07/01/34(k)		52	51,092
Esab Corp., 5.63%, 04/01/31(b)		100	100,109
Fair Isaac Corp., 6.00%, 05/15/33(b)		63	62,038
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)		175	171,623
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(a)(e)(l)		741	—
FMC Corp., 5.65%, 05/18/33		100	89,696
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		85	85,529

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Ford Motor Credit Co. LLC, 4.97%, 04/06/29	USD	1,042	$ 1,031,415
Freedom Mortgage Holdings LLC(b)
6.88%, 05/01/31		139	134,894
7.88%, 04/01/33		132	128,729
FS KKR Capital Corp.
7.88%, 01/15/29		117	120,144
7.50%, 08/01/31		25	24,901
FTAI Aviation Investors LLC(b)
7.88%, 12/01/30		148	154,639
7.00%, 05/01/31		98	101,503
Gaia Purchaser, Inc., 07/15/33(b)(k)		100	101,147
Gap, Inc., 3.63%, 10/01/29(b)		59	55,591
GFL Environmental, Inc.(b)
4.75%, 06/15/29		160	157,455
6.75%, 01/15/31		145	149,173
Global Atlantic Fin Co., (5-year CMT + 3.55%), 7.25%, 03/01/56(a)(b)		100	98,005
Global Medical Response, Inc., 7.38%, 10/01/32(b)		77	79,792
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		139	130,938
Goldman Sachs Bank USA, Series BKNT, 6.60%, 09/12/30(a)(e)		2,000	1,938,600
Goodyear Tire & Rubber Co.
5.25%, 07/15/31		153	136,181
5.63%, 04/30/33		110	95,835
Graphic Packaging International LLC, 3.75%, 02/01/30(b)		29	27,255
Gray Media, Inc., 9.63%, 07/15/32(b)		225	217,159
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		59	57,447
GS Finance Corp.(a)
6.11%, 02/17/31		1,017	983,534
7.35%, 02/17/31		2,112	2,053,584
HCA, Inc.
5.88%, 02/01/29		1,515	1,549,747
5.95%, 09/15/54		1,301	1,276,460
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,026,757
Herc Holdings, Inc.(b)
7.00%, 06/15/30		178	184,331
7.25%, 06/15/33		91	94,873
Hilton Domestic Operating Co., Inc.(b)
5.88%, 04/01/29		101	102,125
5.50%, 09/15/31		175	175,448
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(b)		143	139,573
HLF Financing SARL LLC/Herbalife International, Inc.(b)
4.88%, 06/01/29		51	47,747
7.75%, 05/01/33		100	101,354
Howard Hughes Corp.(b)
4.13%, 02/01/29		17	16,425
6.13%, 03/01/34		100	98,804
HUB International Ltd., 7.25%, 06/15/30(b)		282	289,399
Huntsman International LLC
4.50%, 05/01/29		120	117,195
2.95%, 06/15/31		100	89,884
iHeartCommunications, Inc., 7.75%, 08/15/30(b)		137	127,794
Ingram Micro, Inc., 4.75%, 05/15/29(b)		125	122,763
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)		200	144,909
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
5.75%, 05/15/28		400	367,153
9.00%, 08/01/29		100	88,977
IQVIA, Inc., 5.00%, 10/15/26(b)		200	199,888
Security		Par (000)	Value
United States (continued)
Iron Mountain, Inc.
4.88%, 09/15/27(b)	USD	88	$ 87,843
4.88%, 09/15/29(b)		117	114,810
5.25%, 07/15/30(b)		85	83,730
5.63%, 07/15/32(b)		100	98,843
4.75%, 01/15/34(c)	EUR	296	335,962
Jane Street Group/JSG Finance, Inc.(b)
4.50%, 11/15/29	USD	43	41,912
7.13%, 04/30/31		96	99,260
6.13%, 11/01/32		110	110,023
Jazz Securities DAC, 4.38%, 01/15/29(b)		200	195,914
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		176	159,405
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(b)		72	74,280
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/33(b)		37	37,690
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.45%, 12/01/32(a)(c)	EUR	182	210,038
Kohl’s Corp., 5.13%, 05/01/31	USD	101	90,290
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	200	224,345
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(b)	USD	100	99,417
Lamar Media Corp., 4.88%, 01/15/29		102	101,173
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(b)		97	93,015
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		50	48,681
8.25%, 08/01/31		100	104,193
Lessen Holdings, Inc., 12.23%, 01/05/28(b)(d)(e)(m)		1,910	1,426,075
Level 3 Financing, Inc.(b)
6.88%, 06/30/33		170	174,658
8.50%, 01/15/36		142	152,484
LifePoint Health, Inc.(b)
9.88%, 08/15/30		42	44,254
8.38%, 02/15/32		100	104,085
7.00%, 05/01/34		78	74,760
Lithia Motors, Inc., 5.50%, 10/01/30(b)		120	118,519
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27		214	213,530
3.75%, 01/15/28		130	127,493
Madison IAQ LLC, 4.13%, 06/30/28(b)		100	98,376
Magnera Corp., 7.25%, 11/15/31(b)		119	116,174
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)		87	86,461
Match Group Holdings II LLC(b)
4.13%, 08/01/30		100	94,116
6.13%, 09/15/33		56	55,338
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(b)		282	277,432
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)		349	354,690
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		179	182,687
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)		239	239,535
Michaels Cos., Inc., 8.50%, 03/15/33(b)		97	96,078
Microsoft Corp., 2.53%, 06/01/50		1,492	887,236
MKS, Inc., 4.25%, 02/15/34(c)	EUR	381	429,904
Molina Healthcare, Inc.(b)
3.88%, 11/15/30	USD	89	82,997
6.25%, 01/15/33		100	100,168
Morgan Stanley Finance LLC, 6.18%, 05/08/31(a)(b)(e)	EUR	1,930	2,174,896
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26		167	187,192
7.00%, 02/15/32(c)		204	234,301
NCL Corp. Ltd.(b)
7.75%, 02/15/29	USD	88	91,827
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
NCL Corp. Ltd.(b) (continued)
5.88%, 01/15/31	USD	167	$ 162,082
NCR Atleos Corp., 9.50%, 04/01/29(b)		412	439,310
NCR Voyix Corp., 5.13%, 04/15/29(b)		143	139,500
Neptune Bidco U.S., Inc.(b)
10.38%, 05/15/31		90	93,277
9.50%, 02/15/33		179	180,979
Newell Brands, Inc.
6.63%, 09/15/29		108	109,803
6.38%, 05/15/30		61	61,829
6.63%, 05/15/32		128	129,619
Nexstar Media, Inc.(b)
4.75%, 11/01/28		100	97,962
6.50%, 09/15/33		88	87,976
7.25%, 04/15/34		126	125,682
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		104	102,234
Novelis Corp.(b)
4.75%, 01/30/30		118	113,858
6.88%, 01/30/30		97	99,442
NRG Energy, Inc.(b)
5.25%, 06/15/29		55	54,858
3.88%, 02/15/32		342	314,435
6.00%, 01/15/36		41	40,872
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33(c)	EUR	348	416,339
7.25%, 07/01/33(b)	USD	189	197,715
8.75%, 07/01/34(b)		116	123,113
Olympus Water U.S. Holding Corp.
6.13%, 02/15/33(c)	EUR	246	282,821
7.25%, 02/15/33(b)	USD	242	239,330
Osaic Holdings, Inc., 6.75%, 08/01/32(b)		108	108,185
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)		105	109,191
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/33(b)		199	203,850
Paramount Global
4.20%, 05/19/32		43	37,312
(3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		123	99,784
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)		169	168,915
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		100	101,338
5.75%, 09/15/31		50	47,429
6.75%, 02/15/34		107	102,711
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		55	52,531
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)		250	250,398
Post Holdings, Inc.(b)
4.50%, 09/15/31		143	134,150
6.38%, 03/01/33		100	99,237
6.50%, 03/15/36		118	116,660
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)		255	254,632
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(c)	EUR	100	112,455
Prestige Brands, Inc., 3.75%, 04/01/31(b)	USD	85	78,004
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)		73	71,511
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)		100	97,612
Qnity Electronics, Inc., 6.25%, 08/15/33(b)		84	85,465
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		129	131,732
6.75%, 03/01/33		129	131,500
Security		Par (000)	Value
United States (continued)
QXO Building Products, Inc.(b)
6.75%, 04/30/32	USD	123	$ 127,007
6.88%, 07/15/34		120	123,189
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(b)(d)(e)(l)(m)		4,777	4,860,609
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		100	98,046
5.75%, 03/15/34		100	99,072
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		62	62,928
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)		80	80,000
ROBLOX Corp., 3.88%, 05/01/30(b)		100	94,502
Rocket Cos., Inc.(b)
6.50%, 08/01/29		105	107,173
7.13%, 02/01/32		150	155,690
6.38%, 08/01/33		91	92,544
Rocket Software, Inc., 9.00%, 11/28/28(b)		68	67,594
Ryan Specialty LLC, 4.38%, 02/01/30(b)		47	45,290
SBA Communications Corp., 3.88%, 02/15/27		99	98,439
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)		113	111,473
Scotts Miracle-Gro Co., 4.00%, 04/01/31		83	77,795
Seagate Data Storage Technology Pte. Ltd., 8.25%, 12/15/29(b)		553	578,248
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		305	296,650
Service Corp. International, 5.75%, 10/15/32		163	163,656
Service Properties Trust
4.38%, 02/15/30		123	111,003
8.88%, 06/15/32		61	62,803
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(b)		73	73,140
5.50%, 05/15/33(c)	EUR	407	455,239
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)	USD	100	102,717
Sirius XM Radio LLC(b)
5.00%, 08/01/27		83	82,889
4.13%, 07/01/30		208	195,776
5.88%, 04/15/32		93	91,911
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		200	205,935
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		75	73,539
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		95	100,173
Snap, Inc., 6.88%, 03/15/34(b)		129	124,888
Somnigroup International, Inc., 4.00%, 04/15/29(b)		96	92,545
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(d)(e)(l)(m)		6,533	1
Sonic Automotive, Inc., 4.88%, 11/15/31(b)		97	93,343
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		112	111,982
Stagwell Global LLC, 5.63%, 08/15/29(b)		68	65,587
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		28	28,169
6.25%, 08/01/33		18	17,875
5.88%, 03/15/34		137	132,016
Standard Industries, Inc., 4.38%, 07/15/30(b)		137	130,116
Starwood Property Trust, Inc.(b)
3.63%, 07/15/26		99	98,840
5.25%, 10/15/28		81	80,631
6.13%, 06/01/31		175	175,925
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		282	268,957
Stem, Inc., 0.50%, 12/01/28(b)(j)		275	110,000
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		116	119,291
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		186	183,319
Sword Purchaser LLC
7.25%, 04/15/33(c)	EUR	169	202,293

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Sword Purchaser LLC (continued)
8.25%, 04/15/33(b)	USD	107	$ 110,720
10.50%, 04/15/34(b)		100	104,620
Synchrony Financial, 7.25%, 02/02/33		48	50,036
Taylor Morrison Communities, Inc., 5.75%, 01/15/28(b)		133	134,454
Teleflex, Inc., 4.25%, 06/01/28(b)		31	30,556
Tenet Healthcare Corp.
4.63%, 06/15/28		198	196,319
4.25%, 06/01/29		202	196,321
4.38%, 01/15/30		100	96,911
6.13%, 06/15/30		61	61,447
Tenneco, Inc., 8.00%, 11/17/28(b)		108	108,675
Terex Corp., 5.00%, 05/15/29(b)		120	118,884
TransDigm, Inc.
6.75%, 08/15/28(b)		637	643,344
4.63%, 01/15/29		118	116,121
7.13%, 12/01/31(b)		140	144,965
6.38%, 05/31/33(b)		93	93,884
Travel & Leisure Co.(b)
4.50%, 12/01/29		113	109,336
6.25%, 06/01/31		95	95,580
U.S. Foods, Inc.(b)
6.88%, 09/15/28		100	102,181
4.75%, 02/15/29		62	61,197
UGI International LLC, 5.00%, 06/01/31(c)	EUR	139	162,520
UKG, Inc., 6.88%, 02/01/31(b)	USD	91	88,405
United Airlines Holdings, Inc., 4.88%, 03/01/29		137	135,395
United Rentals North America, Inc.
4.88%, 01/15/28		118	117,612
5.25%, 01/15/30		159	159,080
5.38%, 11/15/33(b)		100	98,491
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		159	147,704
Uniti Services LLC, 7.50%, 10/15/33(b)		136	143,123
Univision Communications, Inc.(b)
8.50%, 07/31/31		31	31,134
9.38%, 08/01/32		100	101,604
8.88%, 04/15/33		208	204,760
UWM Holdings LLC, 6.25%, 03/15/31(b)		155	138,140
Vail Resorts, Inc., 6.50%, 05/15/32(b)		124	126,293
Versant Media Group, Inc., 7.25%, 01/30/31(b)		42	43,452
VF Corp., 2.95%, 04/23/30		35	31,910
Viasat, Inc., 5.63%, 04/15/27(b)		110	109,892
Viking Cruises Ltd., 9.13%, 07/15/31(b)		100	104,778
VoltaGrid LLC, 7.38%, 11/01/30(b)		141	146,382
Voyager Parent LLC, 9.25%, 07/01/32(b)		137	144,885
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		136	140,669
Wayfair LLC(b)
7.75%, 09/15/30		89	93,560
6.75%, 11/15/32		45	46,210
WESCO Distribution, Inc.(b)
6.38%, 03/15/33		100	102,600
5.50%, 04/15/34		100	98,923
Westbay, 11.00%, 02/06/30(e)		9,276	8,951,340
Whirlpool Corp.
6.13%, 06/15/30		141	130,064
6.50%, 06/15/33		100	86,687
Williams Scotsman, Inc., 6.63%, 06/15/29(b)		231	235,837
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		236	248,875
WR Grace Holdings LLC, 7.00%, 08/01/33(b)		128	124,641
WULF Compute LLC, 7.75%, 10/15/30(b)		95	99,783
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		56	55,161
Security		Par (000)	Value
United States (continued)
Xerox Corp., 10.25%, 10/15/30(b)	USD	1,516	$ 1,333,877
XPLR Infrastructure Operating Partners LP(b)
7.25%, 01/15/29		157	162,454
7.75%, 04/15/34		154	162,096
XPO, Inc., 7.13%, 02/01/32(b)		100	103,705
Yum! Brands, Inc., 4.75%, 01/15/30(b)		131	128,852
Zayo Group Holdings, Inc., (5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(b)(l)		67	66,604
			90,629,267
Total Corporate Bonds — 9.3% (Cost: $155,750,023)			146,885,364
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 8.46%, 11/01/28(e)		2,465	2,556,499
Total Fixed Rate Loan Interests — 0.2% (Cost: $2,448,304)			2,556,499
Floating Rate Loan Interests(a)
France — 0.4%
Banijay Entertainment SAS, 05/01/29(n)		1,500	1,708,350
Hestiafloor 2 SASU, 2026 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.29%, 02/27/30	EUR	588	675,310
Kersia International SAS, 2026 EUR Term Loan, (3- mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 12/18/30		1,000	1,147,239
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.53%, 12/31/28		917	1,049,778
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.20%), 5.39%, 08/13/31		900	1,029,625
			5,610,302
Germany — 0.2%
Blitz 26-281 SE, EUR Term Loan B, 05/27/33(n)		1,000	1,149,033
Nidda Healthcare Holding GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.20%, 12/09/32		1,439	1,645,127
Node AcquiCo GmbH, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.67%, 12/08/32		1,000	1,143,823
			3,937,983
Ireland — 0.1%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.65%, 01/30/32		570	655,527
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.85%), 5.98%, 05/17/27(e)		617	705,509
			1,361,036
Jersey — 0.1%
BASF Coatings Ltd., EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.04%, 06/29/33		1,000	1,143,240
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg — 0.2%
Cobham Ultra SeniorCo SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 08/06/29	EUR	1,000	$ 1,144,383
Saphira Holdings SARL, 2026 EUR Term Loan B, 06/10/33(n)		1,000	1,145,936
Speed Midco 3 SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.24%, 10/07/32		1,000	1,142,600
			3,432,919
Netherlands — 0.1%
Median BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 7.54%, 10/14/30		982	1,121,354
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.73%, 11/05/31(e)	GBP	1,000	1,047,895
Norway — 0.0%
Sector Alarm Holding AS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.23%, 06/14/32	EUR	407	464,073
Spain — 0.1%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 02/27/30		1,303	1,493,373
Cervantes Bidco SL, 2026 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.52%, 12/03/31		742	848,647
			2,342,020
Sweden — 0.1%
Quimper AB, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.98%), 5.10%, 03/31/30		1,009	1,154,991
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.45%, 11/03/32		1,000	1,148,050
			2,303,041
United Kingdom — 0.2%
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.50%), 8.23%, 08/30/32	GBP	1,159	1,543,895
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3-mo. SONIA at 0.00% Floor + 4.75%), 8.48%, 04/29/29		1,000	1,327,856
			2,871,751
United States — 1.5%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30	USD	2,512	2,344,262
CoreWeave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.31%, 07/31/28(e)		4,101	4,121,842
CoreWeave Compute Acquisition Co. IV LLC, 2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.10%, 09/30/30(e)		228	224,462
CoreWeave Compute Acquisition Co. IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.73%, 05/16/29(e)		242	243,746
Security		Par (000)	Value
United States (continued)
Discovery Global Holdings, Inc., 2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.68%, 06/03/33	EUR	1,000	$ 1,143,171
EIS Group, Inc.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28	USD	341	312,529
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28		3,406	3,125,290
Electronic Arts, Inc., EUR Term Loan B, 03/24/33(n)	EUR	1,000	1,145,993
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR + 6.50%), 10.19%, 05/12/28(e)	USD	6,304	5,941,091
GoTo Group, Inc., 2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 8.58%, 04/28/28		149	122,991
Hydrofarm Holdings LLC, 2021 Term Loan, 0.00%, 10/25/28(d)(e)(m)		1,037	518,432
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.93%, 10/31/30	EUR	884	1,005,677
Montage Hotels & Resorts LLC(e)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.65%, 02/16/29	USD	397	376,867
PIK Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.04%, 02/16/29		1,283	1,217,758
Stonepeak Motion Finco LLC, 06/24/33(n)		1,000	1,002,080
Sword Purchaser LLC, EUR Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 6.44%, 04/11/33	EUR	1,000	1,135,996
Xerox Corp., 2023 Non-CoOp Term Loan, (1-mo. CME Term SOFR + 4.00%), 7.66%, 11/19/29	USD	123	85,967
			24,068,154
Total Floating Rate Loan Interests — 3.1% (Cost: $51,082,148)			49,703,768

	Shares
Investment Companies
United States — 2.7%
iShares China Large-Cap ETF(o)	68,536	2,165,052
iShares MSCI Emerging Markets ETF(o)	12,700	868,807
iShares Russell 2000 ETF(f)(o)	9,500	2,854,275
KraneShares CSI China Internet ETF	62,152	1,520,859
SPDR Gold Shares(d)(h)(p)	68,012	25,054,261
State Street SPDR S&P Biotech ETF(f)	54,928	8,692,356
State Street SPDR S&P Homebuilders ETF(f)	4,200	485,352
State Street SPDR S&P Regional Banking ETF	17,414	1,303,438
Total Investment Companies — 2.7% (Cost: $40,431,339)		42,944,400

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	325	$ 339,353
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(m)		4,013	2,623,779
Total Municipal Bonds — 0.2% (Cost: $2,157,527)			2,963,132
Non-Agency Mortgage-Backed Securities
United States(a)(b) — 1.5%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,798,887
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,716,634
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,544,889
FREMF Trust, Series 2018-W5FX, Class C, 3.79%, 04/25/28		1,923	1,811,207
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,761,367
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41		2,000	1,728,586
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-NYAH, Class E, (1 mo. Term SOFR + 2.20%), 5.83%, 06/15/38		2,000	1,691,719
Series 2022-NLP, Class F, (1 mo. Term SOFR + 3.79%), 7.41%, 04/15/37		1,664	1,629,027
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	658,760
MFA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,565,825
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	572,213
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,068	1,662,920
Total Non-Agency Mortgage-Backed Securities — 1.5% (Cost: $25,766,433)			23,142,034
Preferred Securities
Capital Trusts — 0.8%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 7.00%, 09/15/55		134	138,468
Rogers Communications, Inc., 5.25%, 03/15/82(b)		20	19,924
TELUS Corp., 6.63%, 06/09/56		181	180,546
			338,938
Finland(c)(q) — 0.0%
Stora Enso OYJ
5.63%	EUR	100	116,473
5.88%		100	116,719
			233,192
France(c)(q) — 0.1%
Air France-KLM, 5.75%		200	233,048
Electricite de France SA
4.38%		100	113,618
Security		Par (000)	Value
France (continued)
Electricite de France SA (continued)
5.63%	EUR	200	$ 239,808
Unibail-Rodamco-Westfield SE, 4.75%		200	229,520
Veolia Environnement SA, 4.32%		100	113,289
			929,283
Germany(c) — 0.2%
Aroundtown Finance SARL, 5.25%(q)		621	683,067
Bayer AG, 5.38%, 03/25/82		300	353,038
Commerzbank AG, 7.88%(q)		200	258,254
Deutsche Bank AG(q)
4.63%		800	911,978
6.75%		200	236,033
7.13%		200	243,982
Deutsche Lufthansa AG, 5.25%, 01/15/55		200	233,089
Volkswagen International Finance NV(q)
5.49%		100	116,422
5.99%		100	117,523
			3,153,386
Italy(c)(q) — 0.1%
A2A SpA, 5.00%		200	234,404
BPER Banca SpA, 6.50%		200	238,575
Eni SpA, 4.88%		225	260,681
Prysmian SpA, 5.25%		100	118,342
			852,002
Japan(q) — 0.0%
Rakuten Group, Inc.
4.25%(c)		200	226,322
8.13%(b)	USD	200	205,278
			431,600
Luxembourg — 0.0%
Vivion Investments SARL, 8.13%(c)(q)	EUR	200	205,490
Netherlands(q) — 0.0%
ING Groep NV
3.88%	USD	200	196,451
7.25%(c)		300	314,977
			511,428
Spain(c)(q) — 0.1%
CaixaBank SA
5.88%	EUR	200	233,707
6.25%		200	240,976
Telefonica Emisiones SA
4.38%		100	113,553
4.88%		200	226,764
			815,000
United Kingdom — 0.2%
British Telecommunications PLC, 4.88%, 11/23/81(b)	USD	380	366,957
Centrica PLC, 6.50%, 05/21/55(c)	GBP	505	685,725
Nationwide Building Society(c)(q)
5.75%		200	265,320
7.50%		440	599,302
Vodafone Group PLC
7.00%, 04/04/79	USD	59	61,186
4.13%, 06/04/81		190	176,791
			2,155,281
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States — 0.1%
CVS Health Corp., 7.00%, 03/10/55	USD	142	$ 147,425
Dentsply Sirona, Inc., 8.38%, 09/12/55		125	125,097
Edison International
8.13%, 06/15/53		72	73,986
7.88%, 06/15/54		74	76,118
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56		126	127,910
Humana, Inc., 6.63%, 09/15/56		100	99,700
Paramount Global, 6.38%, 03/30/62		56	47,851
PG&E Corp., 7.38%, 03/15/55		232	236,404
Stellantis NV(c)(q)
6.25%	EUR	300	336,052
6.88%		275	306,692
8.25%	GBP	250	323,754
			1,900,989
			11,526,589

	Shares
Preferred Stocks — 1.8%
Finland — 0.0%
Aiven, Series D(d)(e)	35,053	427,647
United States — 1.8%
Alphabet, Inc.(d)(j)
Series A, 6.25%, 05/15/29	23,150	1,178,103
Series B, 6.25%, 05/15/29	23,150	1,164,445
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $693,843)(d)(e)(g)	4,922	2,899,105
Bright Machines, Inc.(d)(e)
Series C	472,895	118,224
Series C-1	985,055	98,505
Cap Hill Brands, Series B-2(d)(e)	1,088,268	11
Clarify Health, Series D-1(d)(e)	318,926	832,397
CoreWeave, Inc., 03/25/49(e)	1,594,000	1,737,460
Davidson Homes, Inc., 04/01/49(d)(e)	7,258	8,218,741
Lessen Holdings, Inc.(d)(e)
Series BX	456,729	5
Series CX	24,168	—
RapidSOS, Series C-1(d)(e)	1,707,127	1,741,270
Verger Capital Fund LLC(d)(e)	317,866	50,859
Veritas Newco(d)
Series G, 12/31/49	973	19,460
Series G-1, 12/31/49	672	13,104
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(d)(e)(g)	1,584,337	10,329,877
		28,401,566
		28,829,213
Total Preferred Securities — 2.6% (Cost: $47,661,171)		40,355,802

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.6%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.73%, 08/25/53	USD	674	$ 679,762
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.68%, 01/25/54		658	662,587
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.73%, 09/25/54		457	461,359
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.03%, 12/25/54		381	384,736
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.03%, 12/25/54		608	613,202
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 4.98%, 02/25/55		438	441,510
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.93%, 03/25/55		468	472,398
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.03%, 08/25/55		333	336,699
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 4.98%, 03/25/55		253	255,486
Freddie Mac REMICS
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.73%, 11/25/54		516	517,733
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.03%, 02/25/54		299	301,792
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.13%, 12/25/54		586	595,007
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 4.98%, 10/25/54		404	407,890
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.03%, 02/25/55		320	323,196
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.23%, 02/25/55		425	432,174
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.13%, 06/25/55		453	460,241
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 4.98%, 08/25/55		801	808,521
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 4.98%, 09/25/55		409	413,242
Ginnie Mae, Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.86%, 01/20/55		402	404,896
			8,972,431
Mortgage-Backed Securities(r) — 8.8%
Uniform Mortgage-Backed Securities
3.00%, 07/13/56		32,500	28,330,860
3.50%, 07/13/56 - 08/13/56		40,675	36,895,535
4.50%, 07/13/56		40,005	38,320,414
5.50%, 07/13/56		26,235	26,318,827
6.00%, 07/13/56		8,618	8,809,740
			138,675,376
Total U.S. Government Sponsored Agency Securities — 9.4% (Cost: $147,042,234)			147,647,807

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(d)(e)(g)	36,915	$ 369
United States(d) — 0.1%
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,374	128,454
Flyr AS, Series D, (Expires 12/31/49)(e)	5,576	—
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	956,009
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	155,888	2
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	15,626	—
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	195,273	972,459
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	41,409	994
		2,057,918
Total Warrants — 0.1% (Cost: $41,409)		2,058,287
Total Long-Term Investments — 104.1% (Cost: $1,218,968,087)		1,637,107,881
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(o)(s)(t)	4,807,827	4,809,269
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(o)(s)	27,553,799	27,553,799
Total Short-Term Securities — 2.1% (Cost: $32,362,813)		32,363,068
Options Purchased — 0.2% (Cost: $4,637,575)		3,348,707
Total Investments Before TBA Sale Commitments and Options Written — 106.4% (Cost: $1,255,968,475)		1,672,819,656

Security		Par (000)	Value
TBA Sale Commitments
United States — (0.4)%
Uniform Mortgage-Backed Securities, 3.50%, 07/13/56(r)	USD	(6,500)	$ (5,896,719)
Total TBA Sale Commitments — (0.4)% (Proceeds: $(5,920,078))			(5,896,719)
Options Written — (0.7)% (Premiums Received: $(4,380,052))			(10,598,757)
Total Investments, Net of TBA Sale Commitments and Options Written — 105.3% (Cost: $1,245,668,345)			1,656,324,180
Liabilities in Excess of Other Assets — (5.3)%			(83,283,441)
Net Assets — 100.0%			$ 1,573,040,739

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $17,913,378, representing 1.1% of its net assets as of period end, and an original cost of $10,580,963.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Convertible security.
(k)	When-issued security.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(q)	Perpetual security with no stated maturity date.
(r)	Represents or includes a TBA transaction.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,149,034	$ 2,660,951 (a)	$ —	$ (805)	$ 89	$ 4,809,269	4,807,827	$ 12,083 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	22,637,962	4,915,837 (a)	—	—	—	27,553,799	27,553,799	581,018	—
iShares China Large-Cap ETF	3,499,017	—	(851,020)	(16,084)	(466,861)	2,165,052	68,536	18,055	—
iShares MSCI Emerging Markets ETF	—	889,025	14,768	—	(34,986)	868,807	12,700	—	—
iShares Russell 2000 ETF	—	2,375,019	(25,914)	—	505,170	2,854,275	9,500	6,604	—
				$ (16,889)	$ 3,412	$ 38,251,202		$ 617,760	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	43	07/28/26	$ 2,068	$ (4,018)
Euro BOBL	426	09/08/26	56,161	371,406
Euro BTP	148	09/08/26	20,183	212,142
Euro Bund	147	09/08/26	21,388	245,407
Euro-Schatz	139	09/08/26	16,829	48,258
Short Term Euro BTP	47	09/08/26	5,749	22,927
KOSPI 200 Index	11	09/10/26	2,458	211,933
Nikkei 225 Index	28	09/10/26	12,214	1,042,589
10-Year Australian Treasury Bonds	27	09/15/26	2,053	15,504
E-mini Russell 2000 Index	73	09/18/26	11,116	281,521
Euro Stoxx 50 Index	74	09/18/26	5,374	74,041
Euro Stoxx Banks Index	241	09/18/26	4,053	123,115
NASDAQ 100 E-Mini Index	53	09/18/26	32,355	591,634
U.S. Long Bond	36	09/21/26	4,070	55,033
Ultra U.S. Treasury Bond	52	09/21/26	6,011	(86,834)
Long Gilt	41	09/28/26	4,852	48,071
3-Month SOFR	44	03/14/28	10,572	(64,169)
3-Month SOFR	44	03/20/29	10,585	(26,931)
				3,161,629
Short Contracts
Euro OAT	4	09/08/26	548	(4,985)
10-Year Japanese Government Treasury Bonds	6	09/14/26	4,715	3,308
S&P 500 E-Mini Index	13	09/18/26	4,906	(27,172)
10-Year U.S. Treasury Note	404	09/21/26	44,339	(241,397)
10-Year U.S. Ultra Long Treasury Note	366	09/21/26	41,095	(215,054)
2-Year U.S. Treasury Note	370	09/30/26	76,252	71,440
5-Year U.S. Treasury Note	233	09/30/26	24,924	(57,649)
				(471,509)
				$ 2,690,120

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	16,839,403	USD	3,175,155	Barclays Bank PLC	09/16/26	$ 28,339
BRL	12,645,771	USD	2,393,266	BNP Paribas SA	09/16/26	12,440
EUR	2,740,029	USD	3,139,896	Barclays Bank PLC	09/16/26	763
EUR	160,936	USD	183,738	Morgan Stanley & Co. International PLC	09/16/26	729
EUR	2,247,911	USD	2,576,095	UBS AG	09/16/26	492
GBP	146,233	USD	193,621	JPMorgan Chase Bank N.A.	09/16/26	349
GBP	152,792	USD	201,667	JPMorgan Chase Bank N.A.	09/16/26	1,003
IDR	14,481,001,656	USD	801,029	Barclays Bank PLC	09/16/26	2,751
INR	76,522,374	USD	795,748	Barclays Bank PLC	09/16/26	8,034
USD	5,459,166	AUD	7,796,915	Morgan Stanley & Co. International PLC	09/16/26	68,279
USD	5,998,130	CHF	4,740,456	Barclays Bank PLC	09/16/26	82,097
USD	11,723,332	DKK	75,535,306	Barclays Bank PLC	09/16/26	130,007
USD	5,877,493	EUR	5,067,853	Barclays Bank PLC	09/16/26	68,649
USD	70,909,300	EUR	61,141,357	Barclays Bank PLC	09/16/26	828,223
USD	124,674,681	EUR	107,500,415	Barclays Bank PLC	09/16/26	1,456,204
USD	1,512,562	EUR	1,316,616	BNP Paribas SA	09/16/26	3,438
USD	774,508	EUR	665,851	Deutsche Bank AG	09/16/26	11,300
USD	1,955,148	GBP	1,460,910	Barclays Bank PLC	09/16/26	17,335
USD	44,029,795	GBP	32,899,583	Barclays Bank PLC	09/16/26	390,373
USD	164,113	GBP	122,640	Morgan Stanley & Co. International PLC	09/16/26	1,438
USD	615,562	GBP	463,926	Morgan Stanley & Co. International PLC	09/16/26	191
USD	2,947,127	HKD	23,022,072	BNP Paribas SA	09/16/26	3,978
USD	8,095,269	HKD	63,237,817	BNP Paribas SA	09/16/26	10,927
USD	442,189	HKD	3,457,877	Deutsche Bank AG	09/16/26	133
USD	543,668	JPY	87,828,029	Barclays Bank PLC	09/16/26	202
USD	176,680	JPY	28,157,411	JPMorgan Chase Bank N.A.	09/16/26	2,447
USD	4,719,981	JPY	751,652,277	JPMorgan Chase Bank N.A.	09/16/26	68,874
USD	469,970	JPY	75,475,734	Morgan Stanley & Co. International PLC	09/16/26	2,938
USD	1,138,527	JPY	182,914,169	Societe Generale	09/16/26	6,682
USD	1,123,131	JPY	180,747,736	UBS AG	09/16/26	4,692
USD	16,451,735	KRW	24,964,027,261	Barclays Bank PLC	09/16/26	295,782
USD	1,233,376	SEK	11,680,252	Barclays Bank PLC	09/16/26	23,692
USD	37,708,868	TWD	1,195,974,467	UBS AG	09/16/26	262,817
ZAR	33,712,048	USD	2,027,588	Barclays Bank PLC	09/16/26	17,897
ZAR	39,659,269	USD	2,381,366	Citibank N.A.	09/16/26	24,968
						3,838,463
CAD	144,352	USD	103,960	BNP Paribas SA	09/16/26	(1,835)
CHF	1,352,973	USD	1,712,090	Citibank N.A.	09/16/26	(23,596)
CHF	71,818	USD	91,346	UBS AG	09/16/26	(1,718)
DKK	5,671,938	USD	880,304	Barclays Bank PLC	09/16/26	(9,762)
DKK	634,639	USD	99,021	JPMorgan Chase Bank N.A.	09/16/26	(1,615)
DKK	6,061,665	USD	938,491	UBS AG	09/16/26	(8,133)
EUR	1,415,280	USD	1,646,395	Barclays Bank PLC	09/16/26	(24,182)
EUR	1,452,147	USD	1,691,653	Barclays Bank PLC	09/16/26	(27,182)
EUR	1,287,828	USD	1,495,596	JPMorgan Chase Bank N.A.	09/16/26	(19,469)
EUR	724,905	USD	831,024	Morgan Stanley & Co. International PLC	09/16/26	(127)
EUR	1,102,020	USD	1,274,034	Morgan Stanley & Co. International PLC	09/16/26	(10,884)
GBP	2,264,139	USD	3,030,117	Barclays Bank PLC	09/16/26	(26,865)
GBP	364,866	USD	490,193	UBS AG	09/16/26	(6,219)
HKD	1,015,736	USD	130,011	Bank of America N.A.	09/16/26	(159)
JPY	51,101,962	USD	321,501	Barclays Bank PLC	09/16/26	(5,290)
JPY	50,113,180	USD	314,666	BNP Paribas SA	09/16/26	(4,573)
JPY	31,887,934	USD	198,674	JPMorgan Chase Bank N.A.	09/16/26	(1,357)
JPY	54,865,939	USD	341,534	JPMorgan Chase Bank N.A.	09/16/26	(2,033)
JPY	1,592,153,910	USD	9,997,889	JPMorgan Chase Bank N.A.	09/16/26	(145,890)
JPY	91,721,118	USD	575,788	Societe Generale	09/16/26	(8,232)
SEK	23,275,774	USD	2,457,804	Barclays Bank PLC	09/16/26	(47,211)
USD	1,587,577	BRL	8,420,750	Bank of America N.A.	09/16/26	(14,370)
USD	229,272	EUR	200,824	Deutsche Bank AG	09/16/26	(915)
USD	737,523	EUR	647,683	Deutsche Bank AG	09/16/26	(4,860)
MXN	8,542,924	USD	486,786	BNP Paribas SA	09/17/26	(1,347)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	32,714,524	USD	1,864,112	BNP Paribas SA	09/17/26	$ (5,158)
MXN	41,883,987	USD	2,381,366	UBS AG	09/17/26	(1,371)
						(404,353)
						$ 3,434,110
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	272	07/17/26	USD	285.00	USD	6,483	$ 4,216
Freeport-McMoRan, Inc.	56	07/17/26	USD	65.00	USD	352	11,480
InvesCo QQQ Trust, Series 1	50	07/17/26	USD	730.00	USD	3,682	96,084
iShares China Large-Cap ETF	799	07/17/26	USD	39.00	USD	2,524	207
iShares Expanded Tech-Software Sector ETF	340	07/17/26	USD	105.00	USD	3,080	4,606
iShares MSCI Emerging Markets ETF	95	07/17/26	USD	75.00	USD	650	2,968
KraneShares CSI China Internet ETF	271	07/17/26	USD	31.00	USD	663	168
SPDR Gold Shares(a)	155	07/17/26	USD	450.00	USD	5,710	1,928
State Street SPDR S&P 500 ETF Trust	100	07/17/26	USD	745.00	USD	7,468	100,770
State Street SPDR S&P 500 ETF Trust	106	07/17/26	USD	755.00	USD	7,916	48,887
State Street SPDR S&P Regional Banking ETF	80	07/17/26	USD	75.00	USD	599	11,416
State Street SPDR S&P 500 ETF Trust	76	07/31/26	USD	760.00	USD	5,675	48,546
Nikkei 225 Index	4	08/14/26	JPY	70,000.00	JPY	280,249	97,481
Alphabet, Inc., Class C	19	08/21/26	USD	420.00	USD	671	5,529
Amazon.com, Inc.	301	08/21/26	USD	285.00	USD	7,174	78,862
Apple, Inc.	91	08/21/26	USD	310.00	USD	2,633	42,315
ASML Holding NV	4	08/21/26	EUR	1,560.00	EUR	693	112,615
ASML Holding NV	1	08/21/26	EUR	1,720.00	EUR	173	17,896
Broadcom, Inc.	18	08/21/26	USD	460.00	USD	680	10,260
Cadence Design Systems, Inc.	10	08/21/26	USD	400.00	USD	375	21,500
Euro Stoxx Banks	76	08/21/26	EUR	305.00	EUR	1,116	22,143
Fifth Third Bancorp	110	08/21/26	USD	55.00	USD	620	37,400
Freeport-McMoRan, Inc.	56	08/21/26	USD	75.00	USD	352	8,904
Lam Research Corp.	26	08/21/26	USD	320.00	USD	1,127	330,200
Lumentum Holdings, Inc.	7	08/21/26	USD	1,200.00	USD	601	26,950
Meta Platforms, Inc., Class A	12	08/21/26	USD	660.00	USD	676	11,310
Micron Technology, Inc.	10	08/21/26	USD	940.00	USD	1,154	284,175
Microsoft Corp.	19	08/21/26	USD	440.00	USD	709	10,355
MongoDB, Inc., Class A	12	08/21/26	USD	340.00	USD	403	38,550
NVIDIA Corp.	34	08/21/26	USD	245.00	USD	680	4,675
Tesla, Inc.	12	08/21/26	USD	500.00	USD	505	9,300
UniCredit SpA	6	08/21/26	EUR	84.00	EUR	235	5,005
United Airlines Holdings, Inc.	56	08/21/26	USD	120.00	USD	762	119,420
Walmart, Inc.	181	08/21/26	USD	130.00	USD	2,050	12,308
Apple, Inc.	149	09/18/26	USD	320.00	USD	4,311	69,285
Apple, Inc.	20	09/18/26	USD	330.00	USD	579	5,630
Apple, Inc.	101	09/18/26	USD	295.00	USD	2,923	131,047
Carrier Global Corp.	39	09/18/26	USD	75.00	USD	286	18,915
Corning, Inc.	90	09/18/26	USD	195.00	USD	2,299	700,200
KraneShares CSI China Internet ETF	258	09/18/26	USD	32.00	USD	631	5,939
Verizon Communications, Inc.	606	09/18/26	USD	47.00	USD	2,566	34,239
Zoom Video Communications, Inc., Class A	51	09/18/26	USD	100.00	USD	440	17,850
Alphabet, Inc., Class C	22	10/16/26	USD	375.00	USD	777	42,680
							2,664,214
Put
State Street SPDR S&P 500 ETF Trust	271	07/02/26	USD	720.00	USD	20,237	2,789
NVIDIA Corp.	365	07/17/26	USD	180.00	USD	7,303	37,230

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
InvesCo QQQ Trust, Series 1	520	07/31/26	USD	695.00	USD	38,293	$ 418,172
State Street SPDR S&P 500 ETF Trust	126	09/18/26	USD	730.00	USD	9,409	164,707
							622,898
							$ 3,287,112

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Dual Binary Options Purchased
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.51	Citibank N.A.	324,986	09/18/26	USD	2,338,596	$ 15,171
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.59	Citibank N.A.	324,986	09/18/26	USD	2,338,596	9,525
						$ 24,696

(a)	Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	08/27/26	4.15%	USD	14,912	$ 22,649
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	Citibank N.A.	08/28/26	2.90	EUR	14,912	12,586
2-Year Interest Rate Swap, 11/09/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	7,984	1,664
										$ 36,899
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cisco Systems, Inc.	87	07/17/26	USD	100.00	USD	1,022	$ (155,078)
Datadog Inc., Class A	59	07/17/26	USD	180.00	USD	1,536	(477,900)
Delta Air Lines, Inc.	107	07/17/26	USD	85.00	USD	1,002	(106,733)
GE Aerospace	25	07/17/26	USD	340.00	USD	934	(90,938)
Intel Corp.	58	07/17/26	USD	105.00	USD	810	(207,930)
iShares China Large-Cap ETF	645	07/17/26	USD	42.00	USD	2,038	(28)
iShares MSCI Emerging Markets ETF	95	07/17/26	USD	80.00	USD	650	(528)
KraneShares CSI China Internet ETF	271	07/17/26	USD	35.00	USD	663	(18)
Live Nation Entertainment, Inc.	49	07/17/26	USD	180.00	USD	897	(33,565)
Micron Technology, Inc.	13	07/17/26	USD	680.00	USD	1,501	(621,757)
Cadence Design Systems, Inc.	20	08/21/26	USD	450.00	USD	751	(18,600)
Lam Research Corp.	52	08/21/26	USD	400.00	USD	2,253	(383,110)
Lumentum Holdings, Inc.	15	08/21/26	USD	1,500.00	USD	1,287	(25,125)
Micron Technology, Inc.	19	08/21/26	USD	1,280.00	USD	2,193	(219,545)
MongoDB, Inc., Class A	24	08/21/26	USD	410.00	USD	806	(26,700)
Alphabet, Inc., Class C	18	09/18/26	USD	450.00	USD	636	(4,455)
Cadence Design Systems, Inc.	31	09/18/26	USD	460.00	USD	1,163	(36,270)
Cisco Systems, Inc.	115	09/18/26	USD	115.00	USD	1,351	(127,938)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CoreWeave, Inc., Class A	16	09/18/26	USD	195.00	USD	159	$ (2,320)
Corning, Inc.	90	09/18/26	USD	260.00	USD	2,299	(384,975)
Datadog Inc., Class A	73	09/18/26	USD	220.00	USD	1,901	(419,020)
Delta Air Lines, Inc.	155	09/18/26	USD	90.00	USD	1,452	(150,350)
Edwards Lifesciences Corp.	127	09/18/26	USD	100.00	USD	1,149	(25,718)
Eli Lilly & Co.	18	09/18/26	USD	1,240.00	USD	2,159	(133,470)
Freeport-McMoRan, Inc.	192	09/18/26	USD	80.00	USD	1,207	(32,448)
GE Aerospace	38	09/18/26	USD	350.00	USD	1,420	(150,670)
GE Aerospace	8	09/18/26	USD	340.00	USD	299	(37,300)
GE Vernova, Inc.	2	09/18/26	USD	1,400.00	USD	235	(11,660)
KraneShares CSI China Internet ETF	258	09/18/26	USD	38.00	USD	631	(1,773)
Lam Research Corp.	41	09/18/26	USD	390.00	USD	1,777	(369,307)
Live Nation Entertainment, Inc.	67	09/18/26	USD	190.00	USD	1,227	(64,320)
Meta Platforms, Inc., Class A	25	09/18/26	USD	770.00	USD	1,408	(9,688)
Meta Platforms, Inc., Class A	16	09/18/26	USD	760.00	USD	901	(7,160)
Micron Technology, Inc.	27	09/18/26	USD	900.00	USD	3,117	(916,380)
Micron Technology, Inc.	7	09/18/26	USD	920.00	USD	808	(226,922)
Micron Technology, Inc.	12	09/18/26	USD	1,400.00	USD	1,385	(142,020)
Micron Technology, Inc.	6	09/18/26	USD	1,600.00	USD	693	(45,435)
Micron Technology, Inc.	18	09/18/26	USD	2,000.00	USD	2,078	(62,955)
Microsoft Corp.	52	09/18/26	USD	510.00	USD	1,940	(12,558)
NASDAQ 100 Index	5	09/18/26	USD	32,000.00	USD	15,138	(348,001)
NVIDIA Corp.	325	09/18/26	USD	240.00	USD	6,503	(136,500)
NVIDIA Corp.	209	09/18/26	USD	260.00	USD	4,182	(43,577)
S&P 500 Index	14	09/18/26	USD	8,000.00	USD	10,499	(50,382)
Tesla, Inc.	52	09/18/26	USD	550.00	USD	2,187	(36,140)
Texas Instruments, Inc.	38	09/18/26	USD	360.00	USD	1,133	(52,155)
Alphabet, Inc., Class C	44	10/16/26	USD	450.00	USD	1,555	(17,710)
							(6,427,132)
Put
State Street SPDR S&P 500 ETF Trust	271	07/02/26	USD	690.00	USD	20,237	(705)
Amazon.com, Inc.	181	07/17/26	USD	240.00	USD	4,314	(136,203)
Freeport-McMoRan, Inc.	28	07/17/26	USD	55.00	USD	176	(1,666)
iShares China Large-Cap ETF	77	07/17/26	USD	35.00	USD	243	(25,862)
iShares Expanded Tech-Software Sector ETF	340	07/17/26	USD	85.00	USD	3,080	(31,189)
Palo Alto Networks, Inc.	68	07/17/26	USD	250.00	USD	2,319	(3,026)
SPDR Gold Shares(a)	742	07/17/26	USD	400.00	USD	27,334	(2,330,969)
Amazon.com, Inc.	273	08/21/26	USD	220.00	USD	6,507	(164,482)
Apple, Inc.	91	08/21/26	USD	260.00	USD	2,633	(25,753)
ASML Holding NV	4	08/21/26	EUR	1,320.00	EUR	693	(9,449)
ASML Holding NV	1	08/21/26	EUR	1,360.00	EUR	173	(2,782)
Euro Stoxx Banks	38	08/21/26	EUR	265.00	EUR	558	(5,047)
Fifth Third Bancorp	110	08/21/26	USD	48.00	USD	620	(4,675)
Freeport-McMoRan, Inc.	211	08/21/26	USD	55.00	USD	1,327	(40,723)
Freeport-McMoRan, Inc.	42	08/21/26	USD	60.00	USD	264	(15,540)
Tesla, Inc.	6	08/21/26	USD	380.00	USD	252	(7,005)
UniCredit SpA	6	08/21/26	EUR	72.00	EUR	235	(5,107)
United Airlines Holdings, Inc.	56	08/21/26	USD	100.00	USD	762	(5,208)
Walmart, Inc.	181	08/21/26	USD	110.00	USD	2,050	(55,024)
Alphabet, Inc., Class C	33	09/18/26	USD	330.00	USD	1,166	(38,528)
Amazon.com, Inc.	55	09/18/26	USD	220.00	USD	1,311	(44,138)
Apple, Inc.	20	09/18/26	USD	280.00	USD	579	(19,150)
Apple, Inc.	135	09/18/26	USD	245.00	USD	3,906	(33,075)
Apple, Inc.	101	09/18/26	USD	255.00	USD	2,923	(36,108)
Broadcom, Inc.	28	09/18/26	USD	350.00	USD	1,058	(61,250)
Carrier Global Corp.	39	09/18/26	USD	65.00	USD	286	(7,800)
Corning, Inc.	136	09/18/26	USD	150.00	USD	3,474	(62,560)
KraneShares CSI China Internet ETF	129	09/18/26	USD	26.00	USD	316	(31,175)
Micron Technology, Inc.	10	09/18/26	USD	820.00	USD	1,154	(52,400)
Micron Technology, Inc.	9	09/18/26	USD	650.00	USD	1,039	(18,540)
Verizon Communications, Inc.	606	09/18/26	USD	38.00	USD	2,566	(43,329)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Walt Disney Co.	138	09/18/26	USD	90.00	USD	1,328	$ (33,396)
Zoom Video Communications, Inc., Class A	51	09/18/26	USD	80.00	USD	440	(21,803)
Meta Platforms, Inc., Class A	40	12/18/26	USD	420.00	USD	2,253	(40,700)
NVIDIA Corp.	126	12/18/26	USD	125.00	USD	2,521	(21,105)
							(3,435,472)
							$ (9,862,604)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70%	USD	25,591	$ (162,493)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.68%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	29,824	(14,097)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	29,824	(5,187)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	8,340	(46,527)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.68%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	3,975	(14,708)
2-Year Interest Rate Swap, 10/17/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.31%	Annual	Citibank N.A.	10/15/26	3.31	EUR	12,936	(4,644)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20	EUR	23,619	(13,171)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	30,201	(165,273)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.57%	Semi-Annual	3.52%	Annual	Goldman Sachs International	11/06/26	3.52	EUR	4,957	(9,001)
2-Year Interest Rate Swap, 11/09/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	7,984	(6,617)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	36,643	(167,944)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	14,221	(98,180)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	7,131	(28,311)
										$ (736,153)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V3	5.00%	Quarterly	06/20/30	USD	4,181	$ (355,288)	$ (235,325)	$ (119,963)
CDX.NA.HY.45.V3	5.00	Quarterly	12/20/30	USD	1,404	(116,170)	(84,233)	(31,937)
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	EUR	3,164	(419,536)	(279,266)	(140,270)
						$ (890,994)	$ (598,824)	$ (292,170)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V3	5.00%	Quarterly	12/20/28	CCC+	USD	3,283	$ 222,833	$ 52,311	$ 170,522
iTraxx.XO.42.V4	5.00	Quarterly	12/20/29	CC+	EUR	7,043	821,749	453,239	368,510
iTraxx.XO.43.V3	5.00	Quarterly	06/20/30	CCC-	EUR	942	125,670	74,436	51,234
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	B	EUR	6,325	799,553	782,361	17,192
							$ 1,969,805	$ 1,362,347	$ 607,458

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	$ 23,561	$ 1	$ 23,560
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	9,509	35,316	5	35,311
1-day SOFR, 3.68%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	18,989	79,417	11	79,406
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	10/28/26	USD	19,216	39,665	14	39,651
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	01/14/27	USD	18,545	47,085	23	47,062
1-day SOFR, 3.68%	Annual	3.47%	Annual	N/A	03/10/27	USD	4,700	(18,632)	12	(18,644)
1-day MIBOR, 5.50%	Semi-annual	6.34%	Semi-annual	N/A	03/20/27	INR	103,210	8,819	8	8,811
1-day SOFR, 3.68%	Annual	4.10%	Annual	N/A	05/30/27	USD	15,272	18,591	32	18,559
1-day SOFR, 3.68%	Annual	4.15%	Annual	N/A	05/30/27	USD	15,272	26,059	34	26,025
1-day SOFR, 3.68%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	33,774	(161,282)	57	(161,339)
1-day SOFR, 3.68%	Annual	3.30%	Annual	N/A	10/23/27	USD	3,403	(43,541)	10	(43,551)
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	10/23/27	USD	4,949	24,434	15	24,419
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	2,364	(984)	7	(991)
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	2,364	408	7	401
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	4,728	4,068	15	4,053
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	9,541	24,174	29	24,145
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	9,919	(15,422)	31	(15,453)
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	16,742	(141,547)	30	(141,577)
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	13,665	(126,491)	47	(126,538)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	11,825	117,553	40	117,513
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	11,825	9,016	40	8,976
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	11,933	160,347	41	160,306
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	11,933	(20,811)	41	(20,852)
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	481,371	(2,069)	12	(2,081)
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	473,802	(1,907)	12	(1,919)
1.34%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	476,398	(3,062)	12	(3,074)
1.38%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	439,958	(5,184)	11	(5,195)
1.39%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	476,621	(5,964)	12	(5,976)
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	11,416	(155,961)	37	(155,998)
1-day SOFR, 3.68%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	1,871,818	15,366	1,856,452
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	87,459	30	87,429
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,108	(296,595)	96	(296,691)
6-mo. EURIBOR, 2.57%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	96,655	44	96,611
1-day MIBOR, 5.50%	Semi-annual	6.26%	Semi-annual	N/A	03/20/29	INR	31,938	3,313	4	3,309
1-day MIBOR, 5.50%	Semi-annual	6.30%	Semi-annual	N/A	03/20/29	INR	39,035	4,476	5	4,471
1-day SOFR, 3.68%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	(70,280)	88	(70,368)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	19,134	57	19,077
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	25,769	43	25,726
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,579	22,120	69	22,051
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	11,050	35	11,015

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.57%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	$ 63,411	$ 53	$ 63,358
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	21,588	70	21,518
6-mo. EURIBOR, 2.57%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	33,728	42	33,686
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/29	USD	6,443	(62,271)	41	(62,312)
1-day TIIEFONDEO, 6.63%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	233,417	26	233,391
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,913	25,075	48	25,027
1-day SOFR, 3.68%	Annual	3.23%	Annual	N/A	02/19/30	USD	7,173	(182,303)	51	(182,354)
1-day SOFR, 3.68%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,279	(2,535)	87	(2,622)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,506	(33,084)	14	(33,098)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(219,154)	62	(219,216)
1-day SOFR, 3.68%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	683,294	1,734	681,560
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	19,281	60	19,221
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	5,455	17	5,438
1-day MIBOR, 5.50%	Semi-annual	6.34%	Semi-annual	N/A	03/20/34	INR	13,127	697	3	694
1-day MIBOR, 5.50%	Semi-annual	6.35%	Semi-annual	N/A	03/20/34	INR	13,127	783	3	780
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	4,339	(102,299)	61	(102,360)
1-day SOFR, 3.68%	Annual	3.67%	Annual	N/A	12/26/34	USD	7,165	(163,787)	103	(163,890)
1-day SOFR, 3.68%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,610	(115,895)	81	(115,976)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,561	(94,492)	83	(94,575)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	2,731	(55,710)	41	(55,751)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.94%	Annual	N/A	04/27/36	EUR	6,708	30,348	133	30,215
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	4,824	231,082	80	231,002
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	2,577	242,059	79	241,980
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	(89,598)	79	(89,677)
1-day SONIA, 3.73%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(335,752)	11,145	(346,897)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	1,075	(69,587)	32	(69,619)
Tokyo Overnight Average Rate, 0.98%	Annual	2.87%	Annual	N/A	03/30/56	JPY	135,254	(77,484)	30	(77,514)
Tokyo Overnight Average Rate, 0.98%	Annual	2.88%	Annual	N/A	03/30/56	JPY	135,401	(74,971)	30	(75,001)
Tokyo Overnight Average Rate, 0.98%	Annual	2.89%	Annual	N/A	03/30/56	JPY	136,280	(74,395)	30	(74,425)
Tokyo Overnight Average Rate, 0.98%	Annual	2.95%	Annual	N/A	03/30/56	JPY	135,150	(64,460)	30	(64,490)
Tokyo Overnight Average Rate, 0.98%	Annual	2.98%	Annual	N/A	03/30/56	JPY	159,294	(69,290)	35	(69,325)
								$ 1,393,726	$ 30,866	$ 1,362,860

(a)	Forward Swap.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	336	$ 12,246	$ 5,443	$ 6,803
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	107	3,900	2,329	1,571
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	104	5,454	4,284	1,170
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	83	4,352	2,722	1,630
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/28	B-	EUR	91	753	6,632	(5,879)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	150	1,240	11,297	(10,057)
ZF Europe Finance B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	156	13,843	9,444	4,399
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	310	29,820	19,734	10,086
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	310	29,820	20,203	9,617
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	682	106,455	85,279	21,176
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	N/R	EUR	154	26,731	18,045	8,686
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	EUR	198	34,378	24,281	10,097
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	107	$ 13,431	$ 9,397	$ 4,034
Ziggo Bond Company B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	171	819	4,602	(3,783)
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	150	719	2,044	(1,325)
Albion Financing 1 S.a r.l.	5.00	Quarterly	Bank of America N.A.	06/20/31	BB-	EUR	60	8,558	7,190	1,368
TeamSystem S.P.A.	5.00	Quarterly	Bank of America N.A.	06/20/31	B	EUR	100	6,228	3,489	2,739
Zegona Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	BB	EUR	95	16,443	14,004	2,439
								$ 315,190	$ 250,419	$ 64,771

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (342,682)	$ —	$ (342,682)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(351,661)	—	(351,661)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(355,440)	—	(355,440)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(346,869)	—	(346,869)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,346	(56,513)	—	(56,513)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,362	(96,932)	—	(96,932)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,385	(63,006)	—	(63,006)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,662	(229,812)	—	(229,812)
									$ (1,842,915)	$ —	$ (1,842,915)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.80%, 3.68%	At Termination	Citibank N.A.	N/A	09/18/26	USD	2,730	$ 695	$ —	$ 695
1-day SOFR minus 0.50%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	4,333	(1,392)	—	(1,392)
1-day SOFR minus 0.50%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	1,853	(596)	—	(596)
1-day SOFR minus 0.40%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/18/26	USD	2,292	(787)	—	(787)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.20%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	09/18/26	USD	1,167	$ (453)	$ —	$ (453)
1-day SOFR plus 0.30%, 3.68%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/18/26	USD	2,526	(160)	—	(160)
									$ (2,693)	$ —	$ (2,693)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ABN AMRO Bank NV, GDR	Citibank N.A.	$ 2,523,984	05/27/27	0.26%	1D OBFR01	Monthly	$ 40,047
Citigroup, Inc.	JPMorgan Chase Bank N.A.	1,256,227	02/09/27	0.20%	1D OBFR01	Monthly	(35,916)
Total long positions of equity swaps							4,131
Short Contracts(b)
Diageo PLC	Citibank N.A.	(754,973)	05/27/27	(0.25)%	1D OBFR01	Monthly	(783)
Domino’s Pizza, Inc.	Citibank N.A.	(291,864)	02/23/28	(0.15)%	1D OBFR01	Monthly	(920)
General Mills, Inc.	JPMorgan Chase Bank N.A.	(364,479)	02/09/27	(0.15)%	1D OBFR01	Monthly	(120)
Lululemon Athletica, Inc.	JPMorgan Chase Bank N.A.	(415,921)	02/09/27	(0.15)%	1D OBFR01	Monthly	7,156
Pernod Ricard SA	Citibank N.A.	(453,301)	05/27/27	(0.26)%	1D OBFR01	Monthly	(198)
Pernod Ricard SA	JPMorgan Chase Bank N.A.	(276,329)	02/10/27	(0.26)%	1D ESTR	Monthly	(1,048)
Planet Fitness, Inc., Class A	JPMorgan Chase Bank N.A.	(223,380)	02/09/27	(0.15)%	1D OBFR01	Monthly	(7,890)
RH	JPMorgan Chase Bank N.A.	(224,319)	02/09/27	(0.15)%	1D OBFR01	Monthly	(20,635)
Stellantis NV	Citibank N.A.	(374,925)	05/27/27	(0.26)%	1D OBFR01	Monthly	43,913
Stellantis NV	JPMorgan Chase Bank N.A.	(389,206)	02/10/27	(0.26)%	1D ESTR	Monthly	49,369
Whirlpool Corp.	Citibank N.A.	(341,933)	02/23/28	(0.15)%	1D OBFR01	Monthly	(25,303)
Total short positions of equity swaps							43,541
Total long and short positions of equity swaps							47,672
Net dividends and financing fees							2,103
Total equity swap contracts including dividends and financing fees							$ 49,775

(a)
The Trust receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Trust pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 1,393,213	$ (598,824)	$ 4,939,667	$ (3,261,519)	$ —
OTC Swaps	250,419	—	229,098	(1,960,160)	—
Options Written	N/A	(4,380,052)	1,123,197	(7,341,902)	(10,598,757)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,324,833	$ —	$ 1,093,496	$ —	$ 3,418,329
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,838,463	—	—	3,838,463
Options purchased Investments at value — unaffiliated(b)	—	—	3,287,112	—	36,899	24,696	3,348,707
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	607,458	—	—	4,332,209	—	4,939,667
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	336,234	143,283	—	—	—	479,517
	$ —	$ 943,692	$ 5,755,228	$ 3,838,463	$ 5,462,604	$ 24,696	$ 16,024,683
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 31,190	$ —	$ 697,019	$ —	$ 728,209
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	404,353	—	—	404,353
Options written Options written at value	—	—	9,862,604	—	736,153	—	10,598,757
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	292,170	—	—	2,969,349	—	3,261,519
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	21,044	96,201	—	1,842,915	—	1,960,160
	$ —	$ 313,214	$ 9,989,995	$ 404,353	$ 6,245,436	$ —	$ 16,952,998

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 15,433,500	$ —	$ 94,784	$ —	$ 15,528,284
Forward foreign currency exchange contracts	—	—	—	6,781,529	—	—	6,781,529
Options purchased(a)	—	—	1,398,325	—	(205,634)	—	1,192,691
Options written	—	67,494	7,900,625	—	344,479	—	8,312,598
Swaps	—	218,646	(757)	—	474,717	—	692,606
	$ —	$ 286,140	$ 24,731,693	$ 6,781,529	$ 708,346	$ —	$ 32,507,708
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,874,112	$ —	$ 463,567	$ —	$ 2,337,679
Forward foreign currency exchange contracts	—	—	—	4,432,307	—	—	4,432,307
Options purchased(b)	—	—	167,210	—	100,577	(18,202)	249,585
Options written	—	—	(6,154,637)	—	(362,187)	—	(6,516,824)
Swaps	—	(49,080)	25,841	—	(8,961,168)	—	(8,984,407)
	$ —	$ (49,080)	$ (4,087,474)	$ 4,432,307	$ (8,759,211)	$ (18,202)	$ (8,481,660)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$314,019,048
Average notional value of contracts — short	173,092,295
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	366,772,966
Average amounts sold — in USD	60,748,811
Options:
Average value of option contracts purchased	3,203,189
Average value of option contracts written	8,717,090
Average notional value of swaption contracts purchased	41,640,292
Average notional value of swaption contracts written	260,191,579
Credit default swaps:
Average notional value — buy protection	7,421,108
Average notional value — sell protection	19,721,566
Interest rate swaps:
Average notional value — pays fixed rate	45,777,676
Average notional value — receives fixed rate	674,284,587
Total return swaps:
Average notional value	14,344,774
Equity swaps:
Average notional value — long	1,890,106
Average notional value — short	2,055,315
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 8,549,292	$ 181,297
Forward foreign currency exchange contracts	3,838,463	404,353
Options	3,348,707 (a)	10,598,757
Swaps — centrally cleared	—	663,774
Swaps — OTC(b)	479,517	1,960,160
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	16,215,979	13,808,341
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,836,404)	(10,707,675)
Total derivative assets and liabilities subject to an MNA	$ 4,379,575	$ 3,100,666

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 14,786	$ (14,786)	$ —	$ —	$ —
Barclays Bank PLC	3,350,348	(237,424)	—	—	3,112,924
BNP Paribas SA	223,609	(14,465)	—	(209,144)	—
Citibank N.A.	171,218	(171,218)	—	—	—
Deutsche Bank AG	29,878	(29,878)	—	—	—
Goldman Sachs International	8,676	(8,676)	—	—	—
JPMorgan Chase Bank N.A.	222,447	(222,447)	—	—	—
Morgan Stanley & Co. International PLC	81,827	(81,827)	—	—	—
Societe Generale	6,682	(6,682)	—	—	—
UBS AG	268,001	(17,441)	—	—	250,560
	$ 4,377,472	$ (804,844)	$ —	$ (209,144)	$ 3,363,484
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 719,753	$ (14,786)	$ —	$ (704,967)	$ —
Barclays Bank PLC	237,424	(237,424)	—	—	—
BNP Paribas SA	14,465	(14,465)	—	—	—
Citibank N.A.	433,006	(171,218)	—	(261,788)	—
Deutsche Bank AG	195,747	(29,878)	—	—	165,869
Goldman Sachs International	349,422	(8,676)	—	(340,746)	—
JPMorgan Chase Bank N.A.	589,499	(222,447)	—	(330,000)	37,052
Morgan Stanley & Co. International PLC	535,677	(81,827)	—	—	453,850
Morgan Stanley & Co. LLC	—	—	—	—	—
Societe Generale	8,232	(6,682)	—	—	1,550
UBS AG	17,441	(17,441)	—	—	—
Wells Fargo Securities LLC	—	—	—	—	—
	$ 3,100,666	$ (804,844)	$ —	$ (1,637,501)	$ 658,321

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 45,118,525	$ —	$ 45,118,525
Common Stocks
Canada	11,083,741	—	—	11,083,741
China	87,342	7,839,946	—	7,927,288
Denmark	—	6,372,865	—	6,372,865
France	3,421,440	39,466,887	—	42,888,327
Germany	—	7,437,022	—	7,437,022
Hong Kong	—	2,175,283	—	2,175,283
India	—	4,322,750	—	4,322,750
Israel	—	—	3,142	3,142
Italy	—	18,090,006	—	18,090,006
Japan	—	2,715,495	—	2,715,495
Luxembourg	—	—	57,659	57,659
Netherlands	—	48,886,504	—	48,886,504
Norway	753,600	—	—	753,600
South Korea	—	18,130,329	—	18,130,329
Spain	—	529,238	—	529,238
Sweden	—	—	—	—
Taiwan	52,603,858	2,287,817	—	54,891,675
United Kingdom	—	31,471,457	132,778	31,604,235
United States	863,196,948	6,120,054	6,546,102	875,863,104
Corporate Bonds
Angola	—	350,333	—	350,333
Australia	—	281,455	7,142,478	7,423,933
Austria	—	242,446	—	242,446
Belgium	—	3,335,233	—	3,335,233

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Canada	$ —	$ 1,662,838	$ —	$ 1,662,838
Denmark	—	512,355	—	512,355
Finland	—	296,569	—	296,569
France	173,105	5,615,311	—	5,788,416
Germany	578,344	4,286,803	3,505,406	8,370,553
Ireland	—	890,328	—	890,328
Israel	—	417,238	—	417,238
Italy	—	3,395,437	—	3,395,437
Japan	—	2,994,864	—	2,994,864
Jersey	—	1,096,087	—	1,096,087
Luxembourg	—	4,707,856	—	4,707,856
Netherlands	—	2,123,581	—	2,123,581
Norway	—	575,293	—	575,293
Slovenia	—	122,625	—	122,625
Spain	—	215,868	—	215,868
Sweden	—	705,876	—	705,876
Switzerland	—	334,846	—	334,846
United Kingdom	—	10,693,522	—	10,693,522
United States	—	71,277,746	19,351,521	90,629,267
Fixed Rate Loan Interests	—	—	2,556,499	2,556,499
Floating Rate Loan Interests	—	31,868,347	17,835,421	49,703,768
Investment Companies	42,944,400	—	—	42,944,400
Municipal Bonds	—	2,963,132	—	2,963,132
Non-Agency Mortgage-Backed Securities	—	23,142,034	—	23,142,034
Preferred Securities
Capital Trusts	—	11,526,589	—	11,526,589
Preferred Stocks
United States	2,342,548	32,564	26,026,454	28,401,566
Finland	—	—	427,647	427,647
U.S. Government Sponsored Agency Securities	—	147,647,807	—	147,647,807
Warrants	—	994	2,057,293	2,058,287
Short-Term Securities
Money Market Funds	32,363,068	—	—	32,363,068
Options Purchased
Equity Contracts	3,287,112	—	—	3,287,112
Interest Rate Contracts	—	36,899	—	36,899
Other Contracts	—	24,696	—	24,696
Liabilities
Investments
TBA Sale Commitments	—	(5,896,719)	—	(5,896,719)
Unfunded Floating Rate Loan Interests(a)	—	—	(17,818)	(17,818)
	$ 1,012,835,506	$ 568,445,031	$ 85,624,582	$ 1,666,905,119
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 693,273	$ —	$ 693,273
Equity Contracts	1,282,244	1,185,872	—	2,468,116
Foreign Currency Exchange Contracts	—	3,838,463	—	3,838,463
Interest Rate Contracts	1,093,496	4,332,209	—	5,425,705
Liabilities
Credit Contracts	—	(313,214)	—	(313,214)
Equity Contracts	(9,889,776)	(100,219)	—	(9,989,995)
Foreign Currency Exchange Contracts	—	(404,353)	—	(404,353)
Interest Rate Contracts	(697,019)	(5,548,417)	—	(6,245,436)
	$ (8,211,055)	$ 3,683,614	$ —	$ (4,527,441)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ —	$ 4,600,456	$ 28,423,226	$ 3,086,195	$ 19,251,719	$ 26,498,385	$ (10,432)
Transfers into Level 3(a)	—	—	—	—	1,085,100	—	—
Transfers out of Level 3(b)	—	—	—	—	—	(38,322)	—
Accrued discounts/premiums	431	—	28,841	3,419	16,643	—	—
Net realized gain (loss)	(1,168,055)	—	(537)	3,819	70,280	—	—
Net change in unrealized appreciation (depreciation)(c)(d)	1,167,624	177,815	(957,049)	(16,128)	(488,459)	968,537	(7,386)
Purchases	—	1,961,410	2,874,924	—	391,778	—	—
Sales	—	—	(370,000)	(520,806)	(2,491,640)	(974,499)	—
Closing balance, as of June 30, 2026	$ —	$ 6,739,681	$ 29,999,405	$ 2,556,499	$ 17,835,421	$ 26,454,101	$ (17,818)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ —	$ 177,815	$ (957,049)	$ (16,128)	$ (506,217)	$ 917,158	$ (8,150)

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 2,094,707	$ 83,944,256
Transfers into Level 3(a)	—	1,085,100
Transfers out of Level 3(b)	—	(38,322)
Accrued discounts/premiums	—	49,334
Net realized gain (loss)	(2)	(1,094,495)
Net change in unrealized appreciation (depreciation)(c)(d)	(37,412)	807,542
Purchases	—	5,228,112
Sales	—	(4,356,945)
Closing balance, as of June 30, 2026	$ 2,057,293	$ 85,624,582
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (37,384)	$ (429,955)

(a)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)
As of December 31, 2025, the Trust used significant observable inputs in determining the value of certain investments. As of June 30, 2026, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5,719,687.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$6,682,017	Market	Revenue Multiple	2.61x - 45.17x	45.09x
			EBITDA	10.25x	—
			Gross Profit Multiple	5.00x	—
			Volatility	56%	—
			Time to Exit	2.0 years	—
		Income	Discount Rate	15%	—

Corporate Bonds	25,885,908	Income	Discount Rate	11% - 18%	13%
		Market	Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	16,269,093	Income	Discount Rate	6% - 16%	14%

Fixed Rate Loan Interests	2,556,499	Income	Discount Rate	8%	—

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Preferred Stocks	$26,454,086	Market	Revenue Multiple	1.05x - 45.17x	14.59x
			Time to Exit	0.1 - 5.0 years	2.8 years
			Volatility	69% - 80%	72%
			Market Adjustment Multiple	0.20x
		Income	Discount Rate	17%	—

Warrants	2,057,292	Market	Revenue Multiple	5.00x -9.75x	7.77x
			Volatility	70%	—
			Time to Exit	3.0 years	—

	$79,904,895

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Consolidated Schedule of Investments

Consolidated Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BCAT	ECAT
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,677,208,160	$ 1,634,568,454
Investments, at value — affiliated(c)	37,645,167	38,251,202
Cash	1,033,086	—
Cash pledged:
Collateral — exchange-traded options written	8,705,000	8,765,000
Collateral — OTC derivatives	18,173,000	2,480,000
Futures contracts	21,490,996	9,355,000
Centrally cleared swaps	—	10,527,000
Foreign currency, at value(d)	6,743,916	5,908,508
Receivables:
Investments sold	21,320,898	25,282,999
Options written	43,326	—
Securities lending income — affiliated	—	2,524
Swaps	1,070,084	222,172
TBA sale commitments	15,301,125	5,920,078
Dividends — unaffiliated	1,154,230	1,513,949
Dividends — affiliated	65,613	56,787
Interest — unaffiliated	5,296,147	4,091,766
From affiliate	16,340	—
Variation margin on futures contracts	8,525,592	8,549,292
Swap premiums paid	341,810	250,419
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,408,922	3,838,463
OTC swaps	1,012,035	229,098
Unfunded floating rate loan interests	55,367	—
Deferred offering costs	244,499	—
Prepaid expenses	39,504	54,367
Total assets	1,829,894,817	1,759,867,078
LIABILITIES
Bank overdraft	—	167,794
Due to custodian	818,979	—
Cash received:
Collateral — OTC derivatives	—	390,000
Collateral — TBA commitments	1,220,000	770,000
Collateral on securities loaned	—	4,809,541
Options written, at value(e)	11,535,173	10,598,757
TBA sale commitments, at value(f)	15,240,750	5,896,719
Payables:
Investments purchased	212,333,346	156,648,730
Swaps	324,131	74,744
Accounting services fees	53,217	46,635
Custodian fees	47,409	46,193
Income dividend distributions	—	2,023,194
Interest expense and fees	114,583	—
Investment advisory fees	1,602,814	1,601,287
Offering costs	83,442	—
Trustees’ and Officer’s fees	209,787	206,952
Options written	148,320	104,994
Other accrued expenses	15,121	—
Principal payups	44,682	—
Professional fees	163,198	178,693
Transfer agent fees	41,981	34,704
Variation margin on futures contracts	2,966,580	181,297
Variation margin on centrally cleared swaps	808,509	663,774
Swap premiums received	2,038	—

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026
	BCAT	ECAT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 1,028,673	$ 404,353
OTC swaps	4,351,607	1,960,160
Unfunded floating rate loan interests	17,829	17,818
Total liabilities	253,172,169	186,826,339
Commitments and contingent liabilities
NET ASSETS	$ 1,576,722,648	$ 1,573,040,739
NET ASSETS CONSIST OF
Paid-in capital(g)(h)(i)	$ 1,424,966,446	$ 1,261,720,892
Accumulated earnings	151,756,202	311,319,847
NET ASSETS	$ 1,576,722,648	$ 1,573,040,739
Net asset value	$ 14.90	$ 15.81
(a) Investments, at cost—unaffiliated	$1,340,713,575	$1,217,751,529
(b) Securities loaned, at value	$—	$4,714,908
(c) Investments, at cost—affiliated	$37,437,251	$38,216,946
(d) Foreign currency, at cost	$7,046,505	$6,299,699
(e) Premiums received	$5,009,539	$4,380,052
(f) Proceeds from TBA sale commitments	$15,301,125	$5,920,078
(g) Shares outstanding	105,845,249	99,468,307
(h) Shares authorized	Unlimited	Unlimited
(i) Par value	$0.001	$0.001
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BCAT	ECAT
INVESTMENT INCOME
Dividends — unaffiliated	$6,957,418	$8,030,794
Dividends — affiliated	455,898	605,677
Interest — unaffiliated	14,592,854	10,510,587
Securities lending income — affiliated — net	—	12,083
Payment-in-kind interest — unaffiliated	2,123,473	645,452
Other income — unaffiliated	399,023	164,853
Foreign taxes withheld	(321,319)	(327,035)
Foreign withholding tax claims	281,231	—
Total investment income	24,488,578	19,642,411
EXPENSES
Investment advisory	9,713,802	9,652,161
Professional	127,393	112,216
Accounting services	104,578	91,117
Custodian	87,384	78,788
Trustees and Officer	49,519	49,466
Transfer agent	47,665	18,782
Registration	19,199	18,219
Proxy	10,892	718,023
Printing and postage	6,274	6,367
Miscellaneous	92,092	56,655
Total expenses excluding interest expense	10,258,798	10,801,794
Interest expense and fees — unaffiliated	693,894	3,070
Total expenses	10,952,692	10,804,864
Less fees waived and/or reimbursed by the Manager	(42,297)	(41,065)
Total expenses after fees waived and/or reimbursed	10,910,395	10,763,799
Net investment income	13,578,183	8,878,612
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	96,033,579	59,719,849
Investments — affiliated	(16,089)	(16,889)
Forward foreign currency exchange contracts	5,953,003	6,781,529
Foreign currency transactions	(109,764)	38,827
Futures contracts	(11,654,670)	15,528,284
Options written	10,740,239	8,312,598
Swaps	1,756,808	692,606
	102,703,106	91,056,804
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	28,516,357	37,770,455
Investments — affiliated	312,897	3,412
Forward foreign currency exchange contracts	4,414,610	4,432,307
Foreign currency translations	(313,741)	(435,900)
Futures contracts	139,171	2,337,679
Options written	(6,920,034)	(6,516,824)
Swaps	(13,399,459)	(8,984,407)
Unfunded floating rate loan interests	42,611	(7,386)
	12,792,412	28,599,336
Net realized and unrealized gain	115,495,518	119,656,140
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,073,701	$128,534,752
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Changes in Net Assets

	BCAT		ECAT
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,578,183	$37,514,586	$8,878,612	$23,505,462
Net realized gain	102,703,106	46,032,377	91,056,804	34,341,629
Net change in unrealized appreciation (depreciation)	12,792,412	138,447,874	28,599,336	155,521,622
Net increase in net assets resulting from operations	129,073,701	221,994,837	128,534,752	213,368,713
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(163,559,397)(b)	(36,766,639)	(164,218,196)(b)	(24,208,068)
Return of capital	—	(311,196,227)	—	(327,330,685)
Decrease in net assets resulting from distributions to shareholders	(163,559,397)	(347,962,866)	(164,218,196)	(351,538,753)
CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	15,915,972	—	—	1,998,205
NET ASSETS
Total decrease in net assets	(18,569,724)	(125,968,029)	(35,683,444)	(136,171,835)
Beginning of period	1,595,292,372	1,721,260,401	1,608,724,183	1,744,896,018
End of period	$1,576,722,648	$1,595,292,372	$1,573,040,739	$1,608,724,183

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2026

	BCAT	ECAT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$129,073,701	$128,534,752
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	2,645,521,985	2,152,871,597
Purchases of long-term investments	(2,485,932,321)	(2,002,096,238)
Net purchases of short-term securities	(9,546,055)	(6,782,821)
Amortization of premium and accretion of discount on investments and other fees	(613,721)	(430,533)
Paid-in-kind income	(2,123,473)	(645,452)
Premiums paid on closing options written	(9,731,805)	(8,623,375)
Premiums received from options written	22,983,826	19,219,218
Net realized gain on investments and options written	(107,144,588)	(67,691,849)
Net unrealized (appreciation) depreciation on investments, options written, swaps, forward foreign currency exchange contracts, foreign currency translations and unfunded floating rate loan interests	(21,116,039)	(34,772,857)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(65,613)	13,968
Dividends — unaffiliated	(186,343)	(193,986)
From the Manager	(16,340)	—
Interest — unaffiliated	1,410,827	1,026,351
Securities lending income — affiliated	—	(405)
Swaps	(105,057)	(177,975)
Variation margin on futures contracts	(5,868,458)	(7,947,375)
Swap premiums paid	(14,502)	(41,321)
Prepaid expenses	(39,161)	(54,021)
Deferred offering costs.	(244,499)	—
Increase (Decrease) in Liabilities
Cash received
Collateral — OTC derivatives	—	390,000
Collateral — TBA commitments	1,220,000	510,000
Collateral on securities loaned	—	2,660,952
Payables
Swaps	208,119	74,744
Accounting services fees	(17,458)	(14,928)
Custodian fees	(34,400)	(31,363)
Interest expense and fees	(3,820)	—
Investment advisory fees	(96,442)	(119,581)
Trustees’ and Officer’s fees	27,422	27,719
Other accrued expenses	(21,056)	(13,116)
Professional fees	(7,643)	(2,971)
To the custodian	(563,649)	—
Transfer agent fees	23,231	(114)
Variation margin on futures contracts	2,966,580	181,297
Variation margin on centrally cleared swaps	104,471	232,202
Swap premiums received	(382)	—
Net cash provided by operating activities	160,047,337	176,102,519
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(150,902,293)	(164,127,924)
Payments for offering costs	83,442	—
Decrease in bank overdraft	—	(214,581)
Net cash used for financing activities	(150,818,851)	(164,342,505)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(289,500)	(390,035)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026
	BCAT	ECAT
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	$8,938,986	$11,369,979
Restricted and unrestricted cash and foreign currency at beginning of period	47,207,012	25,665,529
Restricted and unrestricted cash and foreign currency at end of period	$56,145,998	$37,035,508
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$697,714	$3,070
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$15,915,972	$—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
Cash	$1,033,086	$—
Cash pledged
Collateral — exchange-traded options written	8,705,000	8,765,000
Collateral — OTC derivatives	18,173,000	2,480,000
Futures contracts	21,490,996	9,355,000
Centrally cleared swaps	—	10,527,000
Foreign currency at value	6,743,916	5,908,508
	$56,145,998	$37,035,508
See notes to consolidated financial statements.
Consolidated Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BCAT(a)
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.23	$16.43	$17.25	$16.84	$20.90	$21.05
Net investment income(b)	0.13	0.36	0.48	0.55	0.50	0.53
Net realized and unrealized gain (loss)	1.10	1.76	1.35	1.37	(3.31)	0.57
Net increase (decrease) from investment operations	1.23	2.12	1.83	1.92	(2.81)	1.10
Distributions(c)
From net investment income	(1.56)(d)	(0.35)	(0.54)	(0.58)	(0.99)	(0.75)
From net realized gain	—	—	—	—	—	(0.03)
Return of capital	—	(2.97)	(2.11)	(0.93)	(0.26)	(0.47)
Total distributions	(1.56)	(3.32)	(2.65)	(1.51)	(1.25)	(1.25)
Net asset value, end of period	$14.90	$15.23	$16.43	$17.25	$16.84	$20.90
Market price, end of period	$15.93	$14.16	$15.15	$14.95	$13.87	$19.45
Total Return(e)
Based on net asset value	8.53%(f)(g)	15.55%	11.92%(h)	13.24%	(12.61)%	5.44%
Based on market price	24.80%(g)	16.50%	19.08%	19.16%	(22.66)%	(5.12)%
Ratios to Average Net Assets(i)
Total expenses	1.41%(j)	1.41%	1.46%(k)	1.40%(l)	1.58%	1.61%
Total expenses after fees waived and/or reimbursed	1.40%(j)	1.40%	1.45%(k)	1.39%(l)	1.57%	1.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and amortization of offering costs and excluding professional fees for foreign withholding taxes	1.31%(j)	1.31%	1.37%(k)	1.31%(l)	1.42%	1.51%
Net investment income	1.75%(j)	2.29%	2.78%	3.19%	2.77%	2.49%
Supplemental Data
Net assets, end of period (000)	$1,576,723	$1,595,292	$1,721,260	$1,853,696	$1,821,348	$2,332,983
Borrowings outstanding, end of period (000)	$—	$—	$—	$—	$—	$687,791
Asset coverage, end of period per $1,000 of bank borrowings	$—	$—	$—	$—	$—	$6,290
Portfolio turnover rate(m)	143%(n)	260%(n)	257%(n)	234%(n)	98%	90%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on June 30, 2026.

(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.39%,1.38% and 1.30%, respectively.

(l)
Includes non-recurring expenses of proxy costs and offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.38%,1.37% and 1.29%, respectively.

(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	86%	139%	150%	135%	88%	86%

(n)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	ECAT
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22	Period from 09/27/21(b) to 12/31/21

Net asset value, beginning of period	$16.17	$17.56	$18.05	$16.62	$20.69	$20.00
Net investment income (loss)(c)	0.09	0.24	0.35	0.35	0.18	(0.04)
Net realized and unrealized gain (loss)	1.20	1.91	2.02	2.56	(3.05)	0.83
Net increase (decrease) from investment operations	1.29	2.15	2.37	2.91	(2.87)	0.79
Distributions(d)
From net investment income	(1.65)(e)	(0.24)	(0.41)	(0.35)	(0.50)	(0.05)
From net realized gain	—	—	—	—	(0.08)	(0.05)
Return of capital	—	(3.30)	(2.45)	(1.13)	(0.62)	—
Total distributions	(1.65)	(3.54)	(2.86)	(1.48)	(1.20)	(0.10)
Net asset value, end of period	$15.81	$16.17	$17.56	$18.05	$16.62	$20.69
Market price, end of period	$15.72	$15.38	$16.40	$16.13	$13.43	$18.65
Total Return(f)
Based on net asset value	8.91%(g)	14.33%	14.55%	19.50%	(12.89)%	4.00%(g)
Based on market price	13.86%(g)	16.44%	19.72%	32.15%	(21.91)%	(6.25)%(g)
Ratios to Average Net Assets(h)
Total expenses	1.36%(i)(j)(k)	1.41%	1.42%(l)	1.36%(m)	1.29%	1.30%(i)
Total expenses after fees waived and/or reimbursed	1.35%(i)(j)(k)	1.41%	1.40%(l)	1.32%(m)	1.28%	1.30%(i)
Net investment income (loss)	1.15%(i)	1.43%	1.88%	2.01%	1.02%	(0.77)%(i)
Supplemental Data
Net assets, end of period (000)	$1,573,041	$1,608,724	$1,744,896	$1,838,695	$1,701,873	$2,187,581
Portfolio turnover rate(n)	123%(o)	226%	227%	246%	106%	15%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.31% and 1.30%, respectively.
(k)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.40% and 1.39%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 1.31%, respectively.
(m)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.31% and 1.27%, respectively.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22	Period from 09/27/21(b) to 12/31/21

Portfolio turnover rate (excluding MDRs)	79%	137%	138%	152%	95%	15%

(o)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Financial Highlights

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Capital Allocation Term Trust	BCAT	Maryland	Diversified
BlackRock ESG Capital Allocation Term Trust	ECAT	Maryland	Diversified
The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of BCAT include the account of Cayman Capital Allocation Fund, Ltd. (the “BCAT Cayman Subsidiary”), which is a wholly-owned subsidiary of BCAT and primarily invests in commodity-related instruments and other derivatives. The BCAT Cayman Subsidiary enables BCAT to hold these commodity-related instruments and satisfy regulated investment company tax requirements. BCAT may invest up to 25% of its total assets in the BCAT Cayman Subsidiary. The net assets of the BCAT Cayman Subsidiary as of period end were $35,276,382, which is 2.2% of BCAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The BCAT Cayman Subsidiary is subject to the same investment policies and restrictions that apply to BCAT, except that the BCAT Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of ECAT include the account of Cayman ESG Capital Allocation Fund, Ltd. (the “ECAT Cayman Subsidiary”, and together with the BCAT Cayman Subsidiary, the “Cayman Subsidiaries”), which is a wholly-owned subsidiary of the ECAT and primarily invests in commodity-related instruments and other derivatives. The ECAT Cayman Subsidiary enables ECAT to hold these commodity-related instruments and satisfy regulated investment company tax requirements. ECAT may invest up to 25% of its total assets in the ECAT Cayman Subsidiary. The net assets of the ECAT Cayman Subsidiary as of period end were $31,511,567, which is 2.0% of ECAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of BCAT include the account of BCAT Subsidiary LLC (the “BCAT Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BCAT. The BCAT Taxable Subsidiary enables BCAT to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations for BCAT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for BCAT. Taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BCAT may invest up to 25% of its total assets in the BCAT Taxable Subsidiary. The net assets of the BCAT Taxable Subsidiary as of period end were $4,771,031, which is 0.3% of BCAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Foreign Taxes: The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Trust invests.  These foreign taxes, if any, are paid by each Trust and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Trust recognizes tax reclaims when the Trust determines that it is more likely than not that each Trust will sustain its position that it is due the reclaim.
The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Trusts may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to the Trusts’ managed distribution plan, the Trusts intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Net income and realized gains from investments held by the Cayman Subsidiaries are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiaries in any taxable year, the loss will generally not be available to offset the Trusts’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Consolidated Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since each Trust has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Trust’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:   Each Trust’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager  as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  June 30, 2026, certain investments of BCAT were fair valued using NAV as a practical expedient  as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not

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Notes to Consolidated Financial Statements (unaudited) (continued)

with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:
Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BCAT	CoreWeave Compute Acquisition Co. VIII LLC	$2,821,427	$ 2,814,373	$2,821,427	$ 7,054
	CoreWeave Financing DDTL V LLC	1,621,769	1,605,552	1,653,865	48,313
	Montage Hotels & Resorts LLC	348,217	348,217	330,388	(17,829)
					$ 37,538
ECAT	Montage Hotels & Resorts LLC	$348,013	$ 348,013	$330,195	$ (17,818)
					$ (17,818)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Trusts to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of June 30, 2026, BCAT and ECAT had outstanding commitments of $6,668,453 and $2,235,600, respectively. These commitments are not included in the net assets of the Trusts as of June 30, 2026.
Securities Lending: Certain Trusts may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Trusts collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Trust is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the
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Notes to Consolidated Financial Statements (unaudited) (continued)

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Trust and any additional required collateral is delivered to the Trust, or excess collateral is returned by the Trust, on the next business day. During the term of the loan, the Trusts are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Trust, except in the event of borrower default. The securities on loan, if any, are disclosed in the Trusts’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Consolidated Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Trusts under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Trusts, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Trusts can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of ECAT’s securities on loan by counterparty which are subject to offset under an MSLA:
Trust Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ECAT
Citigroup Global Markets, Inc.	$ 1,425,421	$ (1,425,421)	$ —	$ —
J.P. Morgan Securities LLC	878,798	(878,798)	—	—
Morgan Stanley	1,892,894	(1,892,894)	—	—
TD Securities (USA) LLC	517,795	(517,795)	—	—
	$ 4,714,908	$ (4,714,908)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Trust is disclosed in the Trust’s
Consolidated Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Trust benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Trust could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Trust.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits (commodity risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Trusts’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trusts.
Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statements of Assets and Liabilities.
•Swaptions — The Trusts may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Trusts may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Trusts may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Trusts may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains
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Notes to Consolidated Financial Statements (unaudited) (continued)

or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trusts’ counterparty on the swap. Each Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, each Trust agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Trust has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Trusts and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Trusts and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Trusts may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Trust and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparty are not fully collateralized, each Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the  Manager, the Trusts’ investment adviser and an indirect, majority-owned subsidiary of BlackRock,Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, each Trust pays the Manager a monthly fee at an annual rate equal to 1.25% of the average daily value of each Trust’s managed assets.  For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to the Cayman Subsidiaries and the BCAT Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiaries and the BCAT Taxable Subsidiary for providing investment management or administrative services. However, the Trusts pay the Manager based on the Trusts’ net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Cayman Subsidiaries and the BCAT Taxable Subsidiary.
With respect to each Trust, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees: BCAT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BCAT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BCAT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2026 amounted to $0.
Expense Waivers and Reimbursements:  With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations.  For the six months ended June 30, 2026, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BCAT	$ 8,983
ECAT	12,270
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee, and with respect to BCAT, any portion of the Trust’s assets invested in other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

the Consolidated Statements of Operations. For the six months ended June 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BCAT	$ 33,314
ECAT	28,795
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Trusts, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Trusts are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Trusts bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Trust retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Trust retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, each Trust, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Trust for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Trust is shown as securities lending income — affiliated — net in the Consolidated Statements of Operations. For the six months ended June 30, 2026, each Trust paid BIM the following amounts for securities lending agent services:
Trust Name	Amounts
BCAT	$ —
ECAT	2,703
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Trust Name	Purchases	Sales	Purchases	Sales
BCAT	$ 1,618,668,273	$ 1,625,430,597	$ 782,912,030	$ 939,191,411
ECAT	1,270,134,140	1,264,153,783	720,805,409	871,096,628
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Trust Name	Purchases	Sales
BCAT	$ 966,471,277	$ 967,325,072
ECAT	709,731,800	710,342,965

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiary.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Trusts’ NAV.
As of December 31, 2025, the Trusts had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
BCAT	$ (116,110,047)	$ (1,720,840)
ECAT	(13,508,789)	(2,654,177)

(a)	Amounts available to offset future realized capital gains.
(b)	The Trust has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BCAT	$ 1,383,171,032	$ 472,079,991	$ (140,442,556)	$ 331,637,435
ECAT	1,268,700,192	488,841,824	(84,846,390)	403,995,434
9.
BANK BORROWINGS
BCAT entered into a 179-day rolling line of credit facility with BNP Paribas Prime Brokerage International, Limited (“BNP”). BNP is required to provide 179 days’ notice of termination to BCAT absent a default or certain similar events. BCAT has granted a security interest in substantially all of its assets to BNP. BCAT can borrow up to $550,000,000 at any time, subject to asset coverage and other limitations as specified in the credit facility. Advances will be made by BNP to BCAT at the Overnight Bank Funding Rate plus 0.75%. In addition, BCAT pays a commitment fee of 0.25% per annum on the daily unused amount if utilization is less than 80% of the committed line amount. For the six months ended June 30, 2026, BCAT did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
The Trusts may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts’ performance.
Certain Trusts invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Consolidated Schedules of Investments.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
11.
CAPITAL SHARE TRANSACTIONS
Each Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.  Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Trust Name	06/30/26	12/31/25
BCAT	1,069,978	—
ECAT	—	122,514
Each Trust has adopted a discount management program (the “Program”), which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the Program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.
BCAT has filed a registration statement with the SEC seeking the ability to issue additional Common Shares through an equity shelf program (a “Shelf Offering”), which was declared effective on June 12, 2026. BCAT may not sell any Common Shares in the Shelf Offering until a definitive prospectus relating to the Shelf Offering has been filed with the SEC. Under the Shelf Offering, BCAT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above BCAT’s NAV per Common Share (calculated within 48 hours of pricing). See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BCAT in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statement of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
As of June 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Trust, owned 5,000  Shares of each BCAT and ECAT.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’ consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BCAT	06/05/26	07/15/26	07/31/26	$ 0.254230
	06/05/26	08/14/26	08/31/26	0.254230
	06/05/26	09/15/26	09/30/26	0.254230
ECAT	06/05/26	07/15/26	07/31/26	0.268770
	06/05/26	08/14/26	08/31/26	0.268770
	06/05/26	09/15/26	09/30/26	0.268770
Notes to Consolidated Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Trustees (together, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Capital Allocation Term Trust (“BCAT”) and BlackRock ESG Capital Allocation Term Trust (“ECAT”) (together, the “Funds” and each, a “Fund”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited ( “BSL” and together with BIL, the “Sub-Advisors”) and each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; (o) each Fund’s market discount/premium compared to peer funds; and (p) distributions.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with the Fund’s equity shelf program, as applicable, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Fund; (iii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BCAT’s performance relative to BCAT’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-, three- and five-year periods reported, BCAT outperformed, outperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for BCAT, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BCAT’s underperformance relative to its total return target during the applicable period.
The Board reviewed and considered ECAT’s performance relative to ECAT’s Outcome-Oriented Performance Metrics, including a total return target. The Board noted that for the one-year, three-year and since-inception periods reported, ECAT outperformed, outperformed and performed in line with, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for ECAT, and that BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BCAT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.
The Board noted that ECAT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although a Fund may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each Fund’s assets will occur primarily through the appreciation of its investment portfolio.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors and each Fund for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Additional Information

Proxy Results
The Annual Meeting of Shareholders of ECAT (the “Meeting”) was held on June 9, 2026 for shareholders of record on March 30, 2026 to consider and vote on the election of three Class I Trustees, three Class II Trustees and three Class III Trustees. There were no broker non-votes.
The vote results in the election of Class I Trustees were as follows:
	Cynthia L. Egan			Lorenzo A. Flores			Stayce D. Harris
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	28,310,228	449,516	582,480	28,284,646	460,042	597,537	28,308,079	445,138	589,008

	David Fried			Shivaram Rajgopal			Athanassios Diplas
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	21,062,754	374,073	95,068	21,047,435	392,239	92,219	21,061,525	381,958	88,412
The vote results in the election of Class II Trustees were as follows:
	R. Glenn Hubbard			W. Carl Kester			John M. Perlowski
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	23,401,998	5,331,118	609,109	23,362,911	5,367,065	612,250	28,258,940	472,718	610,567

	Thomas H. McGlade			Geoffrey Gold
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	21,059,065	375,962	96,868	21,060,156	376,592	95,149
The vote results in the election of Class III Trustees were as follows:
	Robert Fairbairn			J. Phillip Holloman			Arthur P. Steinmetz
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	28,257,411	485,000	599,815	28,247,166	494,630	600,430	28,291,074	458,696	592,455

	Ilya Gurevich			Wayne Threatt			Lihong Wang
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	21,055,997	386,261	89,636	21,056,387	382,285	93,222	21,065,727	385,706	80,462
No nominee received the required number of votes to be re-elected or elected to the Board of ECAT. The vote standard to elect Board members is described in ECAT’s most recent proxy statement. Cynthia L. Egan, Lorenzo A. Flores, and Stayce D. Harris, incumbent Class I Trustees, will continue to serve as Class I Trustees and R. Glenn Hubbard, W. Carl Kester and John M. Perlowski, incumbent Class II Trustees, will continue to serve as Class II Trustees and Robert Fairbairn, J. Phillip Holloman and Arthur P. Steinmetz, incumbent Class III Trustees, will continue to serve as Class III Trustees until their successors have been duly elected and qualified.
Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.
The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since December 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Additional Information

Additional Information (continued)

Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BCAT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BCAT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BCAT’s  net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BCAT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
On June 12, 2026, BCAT’s registration statement with the SEC to issue additional Common Shares through a Shelf Offering was declared effective. BCAT may not sell any Common Shares in a Shelf Offering until a definitive prospectus relating to the Shelf Offering has been filed with the SEC. This report and the prospectus of BCAT are not offers to sell BCAT Common Shares or solicitations of an offer to buy BCAT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of BCAT contains important information about BCAT, including its investment objective, risks, charges and expenses. Investors are urged to read the prospectus of BCAT carefully and in its entirety before investing. Copies of the final prospectus for BCAT can be obtained from BlackRock at blackrock.com, when available.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock (Singapore) Limited
079912 Singapore
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BBSW	Bank Bill Swap Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GDR	Global Depositary Receipt
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PR	Prerefunded
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
BCAT-06/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Allocation Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Allocation Term Trust

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Allocation Term Trust

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Allocation Term Trust

Date: August 21, 2026